As filed with the SEC on April 29, 2016

Registration No. 33-54924

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 28	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 76	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(name of depositor)

640 Fifth Avenue

New York, New York 10019

(Address of depositor’s principal executive offices)

Depositor’s telephone number: 1-800-544-8888

WILLIAM J. JOHNSON JR

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York 10019

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2016, pursuant to paragraph (b) (1) (iii) of rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page of
☐	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page

Prospectus

Income Advantage

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life," the "Company," "EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase:

(1) a "Non-qualified Contract" with money from any source; and

(2) a "Qualified Contract" that is an Individual Retirement Annuity with contributions rolled-over from qualified plans such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income. Or, if you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations on page 16.

Investment Options

You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the available Subaccounts of the Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). Amounts allocated to the Subaccounts will result in annuity income that varies in amount according to the investment results of the Subaccounts. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Floating Rate High Income, Fidelity VIP Government Money Market, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, and Fidelity VIP Value Strategies.

Others are managed by FMR Co., Inc., an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

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Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund, Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2016. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 23.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Government Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally  1-800-544-2442

Date: April 30, 2016

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Empire Fidelity Investments Life, the Variable Account and the Funds
Empire Fidelity Investments Life	2
The Variable Account	2
Financial Statements	2
The Funds	3
Facts About the Contract
Purchase of a Contract	6
Free Look Privilege	6
Investment Allocation of Your Purchase Payment	7
Trading Among Variable Subaccounts	7
Charges	9
Certain Funds Impose a Short-Term Redemption Fee	10
Annuity Income Dates	11
Signature Guarantee or Customer Authentication	11
Death Benefit	11
Fixed, Variable or Combination Annuity Income	11
Benchmark Rate of Return	12
Types of Annuity Income Options	12
Annuity Income Including Withdrawal Options	13
Guarantee Period	13
Withdrawal Provisions	14
Reports	16
More About the Contract
Tax Considerations	16
Other Contract Provisions
Selling the Contracts	21
Postponement of Benefits	21
More About the Variable Account and the Funds
Changes in Investment Options	21
Total Return for a Subaccount	22
Voting Rights	22
Resolving Material Conflicts	22
Litigation	22
Table of Contents of the Statement of Additional Information	23

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Glossary

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Option, either you or the Joint Annuitant must be no more than 72 years old. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of variable annuity income.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract and the following description assumes you make no withdrawals.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant (if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant (if any), receives lifetime annuity income. However, for Qualified Contracts all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of an Investment Option, after all expenses.

Trading among Variable Subaccounts - Transfers of amounts among the Investment Options.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal (Liquidity) Period - Period of time you can take money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined to be a period not in excess of that permitted by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made after the fifth anniversary of your Contract's first Annuity Income Date. Withdrawals are only available for allocations to variable annuity income.

Withdrawal Value - The total amount you can take out of your annuity during the Withdrawal Period is known as your Withdrawal Value. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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Summary of the Contract

Purpose

This variable annuity provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified Contract, you may choose a Withdrawal option. See Types of Annuity Income Options on page 12 and Annuity Income Including Withdrawal Options on page 13. You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See Fixed, Variable or Combination Annuity Income on page 11.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts you must be the only Owner.

Purchase of Contract

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are two types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

Investment Options

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. You may direct your money to one or more of the forty-nine variable Subaccounts or the Fixed Account option.

Free Look Period

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Government Money Market Investment Option during the Government Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Government Money Market Period.

You may return the Contract for a refund during the free look period. See Free Look Privilege on page 6. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See Death Benefit on page 11.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and EFILI and should be retained.

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FEE TABLE

The following items describe the fees and expenses that you will pay while owning the contract.

Contract Owner Transaction Expenses	None
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Daily Administrative Charge	0.25%
Total Separate Account Annual Fees	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.10%	1.47%

Certain Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 10.

Facts About Empire Fidelity Investments Life, the Variable Account and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's financial statements appear in the Statement of Additional Information ("SAI"). EFILI's principal executive offices are located at 640 Fifth Ave, New York, New York 10019. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the SAI.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

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THE FUNDS

There are currently forty-nine Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio*	Seeks high current income and, as a secondary objective, capital appreciation	FMR Co, Inc.
Fidelity VIP FundsManager® 50% Portfolio*	Seeks high total return	FMR Co, Inc.
Fidelity VIP FundsManager® 60%*	Seeks high total return	FMR Co, Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP FundsManager® 70% Portfolio*	Seeks high total return	FMR Co, Inc.
Fidelity VIP FundsManager® 85% Portfolio*	Seeks high total return	FMR Co, Inc.
Fidelity VIP Government Money Market Portfolio**	Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIT refers to Variable Insurance Trust

*  Prior to October 22, 2015, the portfolio's investment advisor was Strategic Advisers®, Inc.

**  Prior to December 1, 2015, the portfolio was known as Fidelity VIP Money Market.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page 22.

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Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Two types of Contracts are available. You may purchase: (1) a Non-qualified Contract using money from any source; and (2) a Qualified Contract with money rolled over from a qualified retirement plan, such as a 401(a) or a 401(k) plan, 403(b) plan or a governmental 457(b) plan, or an IRA.

•  The minimum Purchase Payment for a Contract is generally $25,000.

•  You may purchase a Qualified Contract that is an Individual Retirement Annuity only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Qualified Contract that is a Roth IRA only with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of funds from another Roth IRA.

•  You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.

•  However, if you purchase the Contract as a Qualified Contract you must be the sole Owner of the Contract.

•  Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the Withdrawal Option either you or the Joint Annuitant must be no more than 72 years old.

•  Application and Initial Purchase Payment

When we receive your properly completed application, we apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1)  you have provided all the information requested on the application form, including your choice of annuity income option;

(2)  we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3)  we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 calendar days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. When you are replacing an existing annuity or life insurance policy with a contract, we will extend the free look period to 60 calendar days. For more information, please see Signature Guarantee or Customer Authentication.

For most Contracts, we assume that you receive your Contract 5 days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

If you return the Contract during the free look period and more than 10 days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first 10 calendar days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Government Money Market Investment Option. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. If your free look period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

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INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

The portion of your Purchase Payment you allocate to the Subaccounts will be invested in the Government Money Market Investment Option for the Government Money Market Period. At the end of the Valuation Period in which the Government Money Market Period ends any amount then in the Government Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among Subaccounts without charge. However, excessive exchange activity can disrupt Fund management strategy and increase Fund expenses, which are borne by everyone participating in the Fund regardless of their exchange activity. Therefore, EFILI may limit the number of exchanges permitted, but not to fewer than twelve per calendar year. We may also require you to submit your exchange instructions by mail. Contracts without a liquidity feature may have different exchange provisions and trade minimums. Please refer to your contract.

You tell us the percentage you want for your new allocation in each Subaccount. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Subaccounts by writing or telephoning the Annuity Service Center or on our Internet website.

•  Trading by Telephone or Internet

EFILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total of eighteen telephone/Internet exchanges per calendar year. All exchanges made on the same day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

•  Use of Market Timing Services

In some cases, we may sell Contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

•  Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges

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may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

•  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR — or in Other Funds — may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

•  Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

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EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, any Subaccount you exchange to is credited at the same time.

However, we may wait to credit the amount to a new Subaccount until an Investment Option you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

•  Important

The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1.  Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2.  Administrative Charges. Administrative charges compensate us for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4.  Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5.  Other Taxes. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI's Tax Status on page 19.

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The Company or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the Fee Table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Ten Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Fund, not by EFILI, and are part of the Fund's assets. The ten Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Fund that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if, and to the extent that, the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you reallocate variable annuity income from that Subaccount to another Subaccount, or when you make a withdrawal from a Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions.

Here are four examples to help you understand the application of the fee. The first two show the effect on Withdrawal Value, the last two show the effect on variable annuity income.

Example 1: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58, you make a full withdrawal of your Withdrawal Value. Your Withdrawal Value immediately before the full withdrawal is $50,000.

The fee applies to the entire amount withdrawn. The fee is $500 (1% of $50,000).

Example 2: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 your Withdrawal Value in the Subaccount is $50,000, and you withdraw 80% of your Withdrawal Value from that Subaccount. Immediately before the redemption your Withdrawal Value in the Subaccount attributable to your original allocation is $30,000 and the Withdrawal Value in the Subaccount attributable to your subsequent allocation is $20,000.

The first step is to determine how much of your Withdrawal Value is subject to the fee. You withdrew $40,000 of Withdrawal Value (80% of the total Withdrawal Value of $50,000). Using the first in, first out rule, all $30,000 of Withdrawal Value that relates to your original allocation is redeemed, and $10,000 of your subsequent allocation is redeemed. The $30,000 of Withdrawal Value associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $10,000 of the Withdrawal Value attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days. Since the Withdrawal Value in the Subaccount subject to the fee has a Value of $10,000 at the time of the partial withdrawal, the redemption fee is $100 (1% of $10,000).

Example 3: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58 you change your entire allocation of variable annuity income to another Subaccount. The value of your periodic annuity income in the first Subaccount immediately before the reallocation is $500.

The fee applies to the entire amount reallocated. Your variable annuity income is reduced by $5 (1% of $500).

Example 4: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 the value of your annuity income in the Subaccount is $500, and you reallocate 80% of your variable annuity income to another Subaccount. Immediately before the redemption $300 of your variable annuity income from the Subaccount comes from your original allocation and $200 from your subsequent allocation.

The first step is to determine how much of your variable annuity income is subject to the fee. You reallocated $400 of variable annuity income (80% of the $500). Using the first in, first out rule, all $300 of variable annuity income that related to your original allocation is exchanged, and $100 of variable annuity income from your subsequent allocation is exchanged. The $300 of income associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for

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60 days or longer, but the $100 of income attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days.

Since the income in the Subaccount subject to the fee has a value of $100 at the time of the subsequent reallocation, variable annuity income is reduced by $1 (1% of $100).

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of Account Ownership

2.  Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

•  Fixed Annuity Income. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

•  Variable Annuity Income. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Government Money Market Investment Option for the Government Money Market Period.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you

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choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Government Money Market Investment Option.

On the date the Government Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

•  Combination of Fixed and Variable Annuity Income. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, assuming you do not make any withdrawals, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Assuming you do not make any withdrawals, income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return.

TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described below. Other annuity income options may be made available. The Federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1.  Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2.  Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3.  Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

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4.  Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3, and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the variable account. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

Single Life Annuity with Withdrawal Option. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Option. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income options 1 through 4. If you choose an income option with a withdrawal option, you cannot also choose a Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a Guarantee Period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

•  Annuity Income to Beneficiary. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

•  Lump Sum Payment. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any), dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

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Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITHDRAWAL PROVISIONS

If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

You can not purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified Contract.

The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals

All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

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Withdrawal (Liquidity) Period

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Comparing Withdrawal Period to Guarantee Period

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer.

Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or end.

Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

Effect of Withdrawals

Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

•  Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

•  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

•  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

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•  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. Contract owners have access to their contract information online at Fidelity.com.

More About the Contract

TAX CONSIDERATIONS

Treatment of Distributions

Taxation of Distributions. Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract's "Liquidity Value" during the "Liquidity Period." It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount."

In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the contract is generally zero. When the investment in the Contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the

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time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the additional 10% penalty tax generally does not apply to distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and "qualified distributions" (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity may be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA may be purchased only in connection with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract may not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

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If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a minimum required distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any "qualified distribution" is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract may not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distributions, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner's death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) EFILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

Non-natural Owner. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

Diversification Requirements. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the

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investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners' gross income.

The Internal Revenue Service (the "Service") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

•  Important. This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that EFILI will be treated as the Owner of the Variable Account assets.

EFILI's Tax Status

EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

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Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1.  Owner(s). Before a Contract is issued, the Owner(s) also has (have) the right to (a) name the Joint Annuitant (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2.  Annuitant. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3.  Joint Annuitant. For Non-qualified Contracts, the Joint Annuitant (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4.  Beneficiary. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or Guarantee Period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. See Types of Annuity Income Options on page 12.

5.  Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

EFIAL7

20

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6.  Assignment. The Contract may not be assigned.

7.  Dividends. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8.  Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of EFILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917 and Fidelity Distributors Corporation is 100 Salem Street, Smithfield, RI 02917. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Subaccount, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

EFIAL7

21

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with Federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

EFIAL7

22

Table of Contents of the Statement of Additional Information

Service Agreements	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388
EFIAL7-PRO-0416
1.756516.117

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INDIVIDUAL RETIREMENT ANNUITY AND ROTH IRA ANNUITY
DISCLOSURE STATEMENT

1.  This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") as an Individual Retirement Annuity ("IRA annuity") or a Roth IRA annuity. It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2.  You are allowed to revoke or cancel your Contract within thirty (30) calendar days after you receive it. If you return a Contract more than 10 days after you receive it, EFILI will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first ten calendar days after you receive it, EFILI will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Government Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3.  You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity. You may purchase a Contract as a Roth IRA annuity with a non-taxable rollover or non-taxable transfer from a Roth IRA account or another Roth IRA annuity. The amount of such rollover or transfer will not be included in your taxable income for the year of the rollover or transfer.

4.  Subsequent contributions will not be accepted.

5.  No deduction is allowed for contributions.

Investments

6.  Your entire interest in the Contract is nonforfeitable.

7.  The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8.  A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9.  If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

EFVIA-9216

Not Part of the Prospectus

10.  In the case of a Roth IRA, no portion of a distribution is subject to federal income tax or the 10% premature distribution penalty tax if the distribution generally is made (a) after the close of the 5-year period beginning with the first year in which a contribution was made to a Roth IRA established for the owner, and (b) the owner is at least 59 1/2 at the time of the distribution, the distribution is made after the owner's death or disability, or the distribution (up to a $10,000 total lifetime maximum) is made in connection with a first-time home purchase as defined in the Code. A Roth IRA distribution that fails to satisfy these requirements is treated generally as made first from non-deductible contributions. Once the total non-deductible contributions have been recovered, any earnings distributed are taxable and may be subject to the 10% premature distribution penalty tax.

11.  The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

The minimum distribution rules that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of the Roth IRA owner, the after death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before required distributions have commenced.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. In addition, in the case of a Roth IRA, it might be necessary in certain circumstances to adjust the annuity income payments made after your death in order to comply with these minimum distribution requirements. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

12.  Special rules apply with respect to rollovers and transfers from IRAs and Roth IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

13.  You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

14.  The Contract has been approved as to form for use as an IRA by the IRS. The Contract has not been approved as to form for use as a Roth IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

15.  Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

16.  The Contract may cease to be an IRA or Roth IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA or Roth IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

17.  The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon

EFVIA-9216

Not Part of the Prospectus

2

your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

18.  As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a)  Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b)  Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c)  Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

EFVIA-9216

Not Part of the Prospectus

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2016

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2016, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Service Agreements	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	4
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EFIAL7-PTB-0416
1.756517.116

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1. FMR LLC: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications, (11) government affairs and (12) treasury services (banking relationship management and reporting, capital planning).

2. Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with FINRA and (b) taking professional qualifications examinations.

3. National Financial Services LLC: (1) systems recording Company's general account holdings, (2) brokerage technology services; (3) print and mail functions, including check production.

4. Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5. Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6. Veritude LLC: (1) temporary staffing services.

7. Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC – Ireland Limited: (b) Fidelity Information Systems Company India (Private) Limited: or (c) Fidelity Investments Institutional Services Company, Inc.

8. Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

(THIS SECTION ONLY APPLIES TO VARIABLE ANNUITY INCOME)

Withdrawal (Liquidity) Value

If you elect annuity income with a Withdrawal Option the following provisions are applicable.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

•  Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1)  Start with Part A at the close of the prior Valuation Period.

(2)  With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page iv of the Prospectus. Then add the values for each variable Subaccount together.

(3)  If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4)  Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

•  Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1)  Start with Part B at the close of the prior Valuation Period.

(2)  With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3)  Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4)  Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and EFILI. The offering of the contracts has been discontinued although you may continue to make exchanges among the Subaccounts.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

3

EXPERTS

The financial statements of the Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2015 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

4

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2015

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$22,692	$69,679	$8,123	$36,282	$43,245	$31,025	$42,874	$20,936
Receivable from EFILI	0	0	4	0	17	0	9	0
Total assets	22,692	69,679	8,127	36,282	43,262	31,025	42,883	20,936
Liabilities:
Payable to EFILI	6	1	0	0	0	0	0	0
Total net assets	$22,686	$69,678	$8,127	$36,282	$43,262	$31,025	$42,883	$20,936
Net Assets:
Fidelity Retirement Reserves	$21,622	$0	$6,640	$0	$38,564	$0	$39,712	$0
Fidelity Income Advantage	1,064	0	1,487	0	4,698	0	3,171	0
Fidelity Personal Retirement	0	69,118	0	36,282	0	31,025	0	20,936
Fidelity Freedom Lifetime Income	0	245	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	315	0	0	0	0	0	0
Total net assets	$22,686	$69,678	$8,127	$36,282	$43,262	$31,025	$42,883	$20,936
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,032	0	146	0	435	0	352	0
Unit Value	$20.94	$0	$45.42	$0	$88.60	$0	$112.69	$0
Fidelity Income Advantage:
Units Outstanding	53	0	34	0	55	0	29	0
Unit Value	$20.25	$0	$43.92	$0	$85.68	$0	$108.98	$0
Fidelity Personal Retirement:
Units Outstanding	0	6,485	0	2,417	0	1,762	0	951
Highest Unit Value	$0	$11.34	$0	$20.29	$0	$27.20	$0	$32.74
Lowest Unit Value	$0	$9.94	$0	$12.86	$0	$16.47	$0	$21.16
Fidelity Freedom Lifetime Income:
Units Outstanding	0	22	0	0	0	0	0	0
Unit Value	$0	$10.93	$0	$0	$0	$0	$0	$0

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	0	31	0	0	0	0	0	0
Highest Unit Value	$0	$9.66	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.27	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	2	0	0	0	0	0	0
Highest Unit Value	$0	$9.53	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.17	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$9,568	$19,332	$21,991	$46,694	$29,597	$23,806
Receivable from EFILI	1	0	10	0	5	0
Total assets	9,569	19,332	22,001	46,694	29,602	23,806
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$9,569	$19,332	$22,001	$46,694	$29,602	$23,806
Net Assets:
Fidelity Retirement Reserves	$8,957	$0	$18,536	$0	$27,819	$0
Fidelity Income Advantage	612	0	3,465	0	1,783	0
Fidelity Personal Retirement	0	19,332	0	46,694	0	23,806
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$9,569	$19,332	$22,001	$46,694	$29,602	$23,806
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	200	0	460	0	532	0
Unit Value	$44.68	$0	$40.31	$0	$52.32	$0
Fidelity Income Advantage:
Units Outstanding	14	0	89	0	35	0
Unit Value	$43.21	$0	$38.99	$0	$50.59	$0
Fidelity Personal Retirement:
Units Outstanding	0	1,295	0	3,416	0	1,445
Highest Value	$0	$20.18	$0	$15.08	$0	$20.86
Lowest Value	$0	$14.59	$0	$11.63	$0	$14.77
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$151,827	$8,125	$7,294	$103,109	$113,767	$13,675	$162,069
Receivable from EFILI	3	4	0	0	0	5	1
Total assets	151,830	8,129	7,294	103,109	113,767	13,680	162,070
Liabilities:
Payable to EFILI	0	0	0	7	0	0	0
Total net assets	$151,830	$8,129	$7,294	$103,102	$113,767	$13,680	$162,070
Net Assets:
Fidelity Retirement Reserves	$44,452	$7,455	$0	$95,140	$0	$12,098	$0
Fidelity Income Advantage	4,337	674	0	7,962	0	1,582	0
Fidelity Personal Retirement	103,041	0	7,294	0	113,767	0	94,501
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	67,569
Total net assets	$151,830	$8,129	$7,294	$103,102	$113,767	$13,680	$162,070
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	719	215	0	1,279	0	434	0
Unit Value	$61.79	$34.74	$0	$74.36	$0	$27.90	$0
Fidelity Income Advantage:
Units Outstanding	73	20	0	111	0	58	0
Unit Value	$59.75	$33.59	$0	$71.91	$0	$26.98	$0
Fidelity Personal Retirement:
Units Outstanding	4,932	0	416	0	5,431	0	4,936
Highest Value	$29.14	$0	$23.34	$0	$29.97	$0	$26.91
Lowest Value	$20.00	$0	$16.02	$0	$19.65	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	3,063
Highest Value	$0	$0	$0	$0	$0	$0	$25.09
Lowest Value	$0	$0	$0	$0	$0	$0	$14.52
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,298
Highest Value	$0	$0	$0	$0	$0	$0	$24.82
Lowest Value	$0	$0	$0	$0	$0	$0	$14.33

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$4,331	$14,721	$15,674	$18,484	$12,923	$20,448	$31,002	$45,395
Receivable from EFILI	2	0	9	0	9	0	0	0
Total assets	4,333	14,721	15,683	18,484	12,932	20,448	31,002	45,395
Liabilities:
Payable to EFILI	0	0	0	0	0	0	29	0
Total net assets	$4,333	$14,721	$15,683	$18,484	$12,932	$20,448	$30,973	$45,395
Net Assets:
Fidelity Retirement Reserves	$3,962	$0	$13,689	$0	$11,702	$0	$27,210	$0
Fidelity Income Advantage	371	0	1,994	0	1,230	0	3,763	0
Fidelity Personal Retirement	0	14,721	0	18,484	0	20,448	0	45,395
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$4,333	$14,721	$15,683	$18,484	$12,932	$20,448	$30,973	$45,395
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	150	0	454	0	465	0	734	0
Unit Value	$26.47	$0	$30.12	$0	$25.18	$0	$37.09	$0
Fidelity Income Advantage:
Units Outstanding	14	0	68	0	50	0	106	0
Unit Value	$25.82	$0	$29.13	$0	$24.35	$0	$35.93	$0
Fidelity Personal Retirement:
Units Outstanding	0	654	0	934	0	875	0	2,271
Highest Value	$0	$34.29	$0	$27.99	$0	$40.06	$0	$30.05
Lowest Value	$0	$21.59	$0	$19.04	$0	$21.63	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$4,261	$8,934	$1,545	$5,156	$7,612	$20,713	$3,651	$9,125
Receivable from EFILI	1	0	0	0	3	0	3	0
Total assets	4,262	8,934	1,545	5,156	7,615	20,713	3,654	9,125
Liabilities:
Payable to EFILI	0	0	20	0	0	0	0	0
Total net assets	$4,262	$8,934	$1,525	$5,156	$7,615	$20,713	$3,654	$9,125
Net Assets:
Fidelity Retirement Reserves	$3,768	$0	$1,474	$0	$6,933	$0	$3,463	$0
Fidelity Income Advantage	494	0	51	0	682	0	191	0
Fidelity Personal Retirement	0	8,934	0	5,156	0	20,713	0	9,125
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$4,262	$8,934	$1,525	$5,156	$7,615	$20,713	$3,654	$9,125
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	165	0	75	0	300	0	166	0
Unit Value	$22.78	$0	$19.70	$0	$23.12	$0	$20.87	$0
Fidelity Income Advantage:
Units Outstanding	22	0	4	0	30	0	9	0
Unit Value	$22.22	$0	$19.13	$0	$22.46	$0	$20.27	$0
Fidelity Personal Retirement:
Units Outstanding	0	456	0	275	0	875	0	751
Highest Value	$0	$39.02	$0	$20.73	$0	$46.06	$0	$16.71
Lowest Value	$0	$18.66	$0	$16.63	$0	$19.85	$0	$11.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$21,651	$67,602	$1,719	$10,233	$2,821	$15,246	$4,980	$15,336
Receivable from EFILI	4	0	0	0	1	0	5	0
Total assets	21,655	67,602	1,719	10,233	2,822	15,246	4,985	15,336
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$21,655	$67,602	$1,718	$10,233	$2,822	$15,246	$4,985	$15,336
Net Assets:
Fidelity Retirement Reserves	$20,166	$0	$1,702	$0	$2,709	$0	$4,777	$0
Fidelity Income Advantage	1,489	0	16	0	113	0	208	0
Fidelity Personal Retirement	0	67,602	0	10,233	0	15,246	0	15,336
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$21,655	$67,602	$1,718	$10,233	$2,822	$15,246	$4,985	$15,336
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	506	0	140	0	76	0	193	0
Unit Value	$39.82	$0	$12.16	$0	$35.44	$0	$24.70	$0
Fidelity Income Advantage:
Units Outstanding	38	0	1	0	3	0	9	0
Unit Value	$38.68	$0	$11.81	$0	$34.42	$0	$23.99	$0
Fidelity Personal Retirement:
Units Outstanding	0	1,881	0	756	0	685	0	646
Unit Value	$0	$50.14	$0	$26.06	$0	$35.40	$0	$42.23
Highest Value	$0	$34.23	$0	$10.38	$0	$20.12	$0	$23.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Investor Class (b)
Assets:
Investments at market value	$4,692	$20,163	$6,869	$64,816	$1,903	$14,412
Receivable from EFILI	2	0	0	0	1	0
Total assets	4,694	20,163	6,869	64,816	1,904	14,412
Liabilities:
Payable to EFILI	0	0	30	0	0	0
Total net assets	$4,694	$20,163	$6,839	$64,816	$1,904	$14,412
Net Assets:
Fidelity Retirement Reserves	$4,198	$0	$5,683	$0	$1,789	$0
Fidelity Income Advantage	496	0	1,156	0	115	0
Fidelity Personal Retirement	0	20,163	0	64,816	0	14,412
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$4,694	$20,163	$6,839	$64,816	$1,904	$14,412
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	127	0	321	0	112	0
Unit Value	$33.00	$0	$17.71	$0	$16.03	$0
Fidelity Income Advantage:
Units Outstanding	15	0	69	0	7	0
Unit Value	$32.19	$0	$17.30	$0	$15.70	$0
Fidelity Personal Retirement:
Units Outstanding	0	967	0	4,413	0	849
Highest Value	$0	$46.09	$0	$17.48	$0.00	$32.00
Lowest Value	$0	$18.96	$0	$12.04	$0	$15.88
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Freedom Income Investor Class
Assets:
Investments at market value	$2,543	$11,990	$1,002	$3,228
Receivable from EFILI	0	0	0	0
Total assets	2,543	11,990	1,002	3,228
Liabilities:
Payable to EFILI	0	0	0	0
Total net assets	$2,543	$11,990	$1,002	$3,228
Net Assets:
Fidelity Retirement Reserves	$2,101	$0	$1,002	$0
Fidelity Income Advantage	442	0	0	0
Fidelity Personal Retirement	0	11,990	0	3,228
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$2,543	$11,990	$1,002	$3,228
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	118	0	71	0
Unit Value	$17.88	$0	$14.02	$0
Fidelity Income Advantage:
Units Outstanding	25	0	0	0
Unit Value	$17.50	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	605	0	223
Highest Value	$0	$34.98	$0	$14.98
Lowest Value	$0	$18.07	$0	$12.18
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$384	$2,834	$1,211	$5,631	$3,052	$7,148
Receivable from EFILI	0	0	0	0	0	0
Total assets	384	2,834	1,211	5,631	3,052	7,148
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$384	$2,834	$1,211	$5,631	$3,052	$7,148
Net Assets:
Fidelity Retirement Reserves	$384	$0	$1,211	$0	$3,052	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	2,834	0	5,631	0	7,148
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$384	$2,834	$1,211	$5,631	$3,052	$7,148
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	26	0	75	0	186	0
Unit Value	$15.06	$0	$16.07	$0	$16.45	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	194	0	343	0	413
Highest Value	$0	$18.31	$0	$19.88	$0	$20.41
Lowest Value	$0	$13.42	$0	$14.30	$0	$14.51
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$2,788	$19,997	$1,109	$10,086	$1,107	$10,123
Receivable from EFILI	0	1	0	0	0	0
Total assets	2,788	19,998	1,109	10,086	1,107	10,123
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$2,788	$19,998	$1,109	$10,086	$1,107	$10,123
Net Assets:
Fidelity Retirement Reserves	$2,788	$0	$1,109	$0	$1,107	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	19,998	0	10,086	0	10,123
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$2,788	$19,998	$1,109	$10,086	$1,107	$10,123
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	168	0	64	0	64	0
Unit Value	$16.56	$0	$17.41	$0	$17.20	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	1,216	0	553	0	583
Highest Value	$0	$21.99	$0	$23.51	$0	$24.43
Lowest Value	$0	$15.03	$0	$15.88	$0	$16.21
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$2,005	$720	$2,206	$1,769	$16,375	$66,642	$112,662
Receivable from EFILI	3	1	1	1	0	3	18
Total assets	2,008	721	2,207	1,770	16,375	66,645	112,680
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$2,008	$721	$2,207	$1,770	$16,375	$66,645	$112,680
Net Assets:
Fidelity Retirement Reserves	$0	$0	$0	$1,558	$0	$4,092	$10,237
Fidelity Income Advantage	0	0	0	212	0	998	4,359
Fidelity Personal Retirement	0	0	0	0	16,375	60,953	94,458
Fidelity Freedom Lifetime Income	2,008	721	2,207	0	0	602	3,626
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$2,008	$721	$2,207	$1,770	$16,375	$66,645	$112,680
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	100	0	308	713
Unit Value	$0	$0	$0	$15.65	$0	$13.27	$14.36
Fidelity Income Advantage:
Units Outstanding	0	0	0	14	0	76	308
Unit Value	$0	$0	$0	$15.34	$0	$13.01	$14.08
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	874	4,484	6,123
Highest Value	$0	$0	$0	$0	$30.38	$14.51	$18.93
Lowest Value	$0	$0	$0	$0	$16.38	$12.26	$14.38
Fidelity Freedom Lifetime Income:
Units Outstanding	130	45	129	0	0	49	271
Unit Value	$15.39	$16.06	$17.08	$0	$0	$12.35	$13.37
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Investments at market value	$162,637	$81,742	$33,905	$2,396	$19,305	$780	$4,906
Receivable from EFILI	3	9	1	2	0	1	0
Total assets	162,640	81,751	33,906	2,398	19,305	781	4,906
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$162,640	$81,751	$33,906	$2,398	$19,305	$781	$4,906
Net Assets:
Fidelity Retirement Reserves	$3,704	$5,121	$2,156	$1,976	$0	$775	$0
Fidelity Income Advantage	856	2,063	619	422	0	6	0
Fidelity Personal Retirement	66,992	73,475	30,336	0	19,305	0	4,906
Fidelity Freedom Lifetime Income	5,665	1,092	795	0	0	0	0
Fidelity Growth and Guaranteed Income	85,423	0	0	0	0	0	0
Total net assets	$162,640	$81,751	$33,906	$2,398	$19,305	$781	$4,906
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	274	351	149	90	0	49	0
Unit Value	$13.53	$14.59	$14.51	$21.90	$0	$15.94	$0
Fidelity Income Advantage:
Units Outstanding	64	144	43	20	0	0	0
Unit Value	$13.32	$14.31	$14.23	$21.52	$0	$15.67	$0
Fidelity Personal Retirement:
Units Outstanding	4,441	4,601	1,815	0	867	0	292
Highest Value	$20.76	$22.07	$24.42	$0	$28.55	$0	$33.67
Lowest Value	$14.12	$15.39	$15.31	$0	$21.37	$0	$15.43
Fidelity Freedom Lifetime Income:
Units Outstanding	412	80	59	0	0	0	0
Unit Value	$13.74	$13.62	$13.58	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	4,779	0	0	0	0	0	0
Highest Value	$19.36	$0	$0	$0	$0	$0	$0
Lowest Value	$13.00	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,055	0	0	0	0	0	0
Highest Value	$19.15	$0	$0	$0	$0	$0	$0
Lowest Value	$12.84	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets Investor Class (b)	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity
Assets:
Investments at market value	$694	$2,648	$340	$2,764	$189	$12,927	$5,789
Receivable from EFILI	0	0	0	0	0	0	1
Total assets	694	2,648	340	2,764	189	12,927	5,790
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$694	$2,648	$340	$2,764	$189	$12,927	$5,790
Net Assets:
Fidelity Retirement Reserves	$690	$0	$323	$0	$189	$0	$2,534
Fidelity Income Advantage	4	0	17	0	0	0	189
Fidelity Personal Retirement	0	2,648	0	2,764	0	12,927	3,067
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$694	$2,648	$340	$2,764	$189	$12,927	$5,790
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	54	0	43	0	19	0	110
Unit Value	$12.85	$0	$7	$0	$10.00	$0	$23.06
Fidelity Income Advantage:
Units Outstanding	0	0	2	0	0	0	8
Unit Value	$12.63	$0	$7.32	$0	$0	$0	$22.30
Fidelity Personal Retirement:
Units Outstanding	0	174	0	298	0	1,305	287
Highest Value	$0	$32.49	$0.00	$20.56	$0	$9.92	$19.32
Lowest Value	$0	$13.39	$0	$7.71	$0	$9.90	$9.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$12,227	$5,021	$3,165	$3,270	$1,499	$8,927	$1,251
Receivable from EFILI	0	0	1	1	2	0	1
Total assets	12,227	5,021	3,166	3,271	1,501	8,927	1,252
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$12,227	$5,021	$3,166	$3,271	$1,501	$8,927	$1,252
Net Assets:
Fidelity Retirement Reserves	$1,797	$766	$944	$2,948	$1,270	$1,133	$29
Fidelity Income Advantage	134	192	122	323	231	50	0
Fidelity Personal Retirement	10,296	4,063	2,100	0	0	7,744	1,223
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$12,227	$5,021	$3,166	$3,271	$1,501	$8,927	$1,252
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	60	50	55	84	36	101	6
Unit Value	$29.89	$15.36	$17.16	$34.90	$35.31	$11.23	$5.13
Fidelity Income Advantage:
Units Outstanding	5	13	7	10	7	5	0
Unit Value	$28.91	$14.85	$16.60	$33.74	$34.15	$11.01	$0
Fidelity Personal Retirement:
Units Outstanding	726	304	176	0	0	758	233
Highest Value	$18.27	$19.72	$17.65	$0	$0	$18.68	$5.27
Lowest Value	$11.54	$11.58	$11.00	$0	$0	$8.68	$5.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$45,985	$19,153	$48,411	$38,481	$15,499	$6,588
Receivable from EFILI	0	0	1	0	0	0
Total assets	45,985	19,153	48,412	38,481	15,499	6,588
Liabilities:
Payable to EFILI	0	0	0	0	1	0
Total net assets	$45,985	$19,153	$48,412	$38,481	$15,498	$6,588
Net Assets:
Fidelity Retirement Reserves	$2,771	$1,739	$2,030	$1,282	$409	$232
Fidelity Income Advantage	13	34	78	256	0	0
Fidelity Personal Retirement	43,201	17,380	46,304	36,943	15,089	6,356
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$45,985	$19,153	$48,412	$38,481	$15,498	$6,588
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	252	148	167	112	39	23
Unit Value	$11.00	$11.71	$12.15	$11.45	$10.38	$10.02
Fidelity Income Advantage:
Units Outstanding	1	3	6	23	0	0
Unit Value	$10.86	$11.56	$12.00	$11.36	$0	$0
Fidelity Personal Retirement:
Units Outstanding	3,870	1,493	3,805	3,153	1,420	619
Highest Value	$11.39	$12.13	$12.58	$11.76	$10.66	$10.28
Lowest Value	$10.85	$11.01	$11.59	$11.69	$10.60	$10.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$7	$7	$578	$2,537	$1,455	$1,018
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	181	0	60	0	320	0
Administrative and other charges	12	0	4	0	21	0
Total expenses	193	0	64	0	341	0
Fidelity Income Advantage:
Mortality and expense risk charges	9	0	13	0	39	0
Administrative and other charges	3	0	4	0	13	0
Total expenses	12	0	17	0	52	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	92	0	53	0	46
Administrative and other charges	0	31	0	20	0	16
Total expenses	0	123	0	73	0	62
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	3	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	4	0	0	0	0
Total expenses	205	128	81	73	393	62
Net investment income (loss)	(198)	(121)	497	2,464	1,062	956
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(1,182)	66	(249)	213
Realized gain distributions	0	0	0	0	4,672	2,941
Net realized gain (loss) on investments	0	0	(1,182)	66	4,423	3,154
Unrealized appreciation (depreciation)	0	0	342	(3,951)	(7,723)	(5,499)
Net increase (decrease) in net assets from operations	$(198)	$(121)	$(343)	$(1,421)	$(2,238)	$(1,389)

(b)  Fund Name Change. See Note 1.
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Class R (c)	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$112	$40	$135	$0	$255	$586	$1,220
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	306	0	66	7	0	148	0
Administrative and other charges	20	0	4	0	0	10	0
Total expenses	326	0	70	7	0	158	0
Fidelity Income Advantage:
Mortality and expense risk charges	25	0	4	1	0	28	0
Administrative and other charges	8	0	1	0	0	10	0
Total expenses	33	0	5	1	0	38	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	30	0	0	25	0	69
Administrative and other charges	0	10	0	0	9	0	23
Total expenses	0	40	0	0	34	0	92
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	359	40	75	8	34	196	92
Net investment income (loss)	(247)	0	60	(8)	221	390	1,128
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,217	1,552	(79)	(639)	113	(59)	(6)
Realized gain distributions	1,361	560	10	0	20	19	35
Net realized gain (loss) on investments	2,578	2,112	(69)	(639)	133	(40)	29
Unrealized appreciation (depreciation)	377	(855)	18	922	(93)	(664)	(1,638)
Net increase (decrease) in net assets from operations	$2,708	$1,257	$9	$275	$261	$(314)	$(481)

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$487	$373	$3,056	$102	$87	$1,110	$1,124
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	225	0	349	60	0	761	0
Administrative and other charges	15	0	23	4	0	51	0
Total expenses	240	0	372	64	0	812	0
Fidelity Income Advantage:
Mortality and expense risk charges	15	0	34	5	0	63	0
Administrative and other charges	5	0	12	2	0	21	0
Total expenses	20	0	46	7	0	84	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	34	136	0	13	0	173
Administrative and other charges	0	12	49	0	3	0	56
Total expenses	0	46	185	0	16	0	229
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	260	46	603	71	16	896	229
Net investment income (loss)	227	327	2,453	31	71	214	895
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3	210	5,750	133	151	3,600	2,995
Realized gain distributions	2,215	1,574	93	5	5	10,121	9,745
Net realized gain (loss) on investments	2,218	1,784	5,843	138	156	13,721	12,740
Unrealized appreciation (depreciation)	(2,599)	(2,210)	(7,054)	(218)	(287)	(13,899)	(13,235)
Net increase (decrease) in net assets from operations	$(154)	$(99)	$1,242	$(49)	$(60)	$36	$400

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$214	$2,420	$38	$122	$349	$390
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	91	0	28	0	113	0
Administrative and other charges	6	0	2	0	8	0
Total expenses	97	0	30	0	121	0
Fidelity Income Advantage:
Mortality and expense risk charges	14	0	3	0	17	0
Administrative and other charges	4	0	1	0	6	0
Total expenses	18	0	4	0	23	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	138	0	19	0	28
Administrative and other charges	0	43	0	7	0	10
Total expenses	0	181	0	26	0	38
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	665	0	0	0	0
Administrative and other charges	0	181	0	0	0	0
Total expenses	0	846	0	0	0	0
Total expenses	115	1,027	34	26	144	38
Net investment income (loss)	99	1,393	4	96	205	352
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	133	2,044	126	498	479	948
Realized gain distributions	419	4,493	217	746	883	926
Net realized gain (loss) on investments	552	6,537	343	1,244	1,362	1,874
Unrealized appreciation (depreciation)	(653)	(8,474)	(343)	(1,327)	(2,090)	(2,832)
Net increase (decrease) in net assets from operations	$(2)	$(544)	$4	$13	$(523)	$(606)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$24	$26	$164	$205	$53	$103
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	70	0	225	0	32	0
Administrative and other charges	5	0	15	0	2	0
Total expenses	75	0	240	0	34	0
Fidelity Income Advantage:
Mortality and expense risk charges	10	0	31	0	4	0
Administrative and other charges	3	0	10	0	1	0
Total expenses	13	0	41	0	5	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	23	0	68	0	11
Administrative and other charges	0	8	0	23	0	4
Total expenses	0	31	0	91	0	15
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	88	31	281	91	39	15
Net investment income (loss)	(64)	(5)	(117)	114	14	88
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,036	633	350	363	102	299
Realized gain distributions	1,270	1,908	4,169	5,122	4	6
Net realized gain (loss) on investments	2,306	2,541	4,519	5,485	106	305
Unrealized appreciation (depreciation)	(1,905)	(2,188)	(5,049)	(6,554)	(284)	(674)
Net increase (decrease) in net assets from operations	$337	$348	$(647)	$(955)	$(164)	$(281)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$42	$140	$11	$17	$52	$129
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	15	0	55	0	33	0
Administrative and other charges	1	0	4	0	2	0
Total expenses	16	0	59	0	35	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	5	0	2	0
Administrative and other charges	0	0	2	0	1	0
Total expenses	1	0	7	0	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	26	0	14
Administrative and other charges	0	3	0	9	0	5
Total expenses	0	13	0	35	0	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	17	13	66	35	38	19
Net investment income (loss)	25	127	(55)	(18)	14	110
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	71	176	129	112	(317)	(38)
Realized gain distributions	85	261	435	935	151	279
Net realized gain (loss) on investments	156	437	564	1,047	(166)	241
Unrealized appreciation (depreciation)	(458)	(1,424)	(51)	(131)	(898)	(2,591)
Net increase (decrease) in net assets from operations	$(277)	$(860)	$458	$898	$(1,050)	$(2,240)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$0	$0	$19	$107	$25	$125
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	194	0	12	0	23	0
Administrative and other charges	13	0	1	0	1	0
Total expenses	207	0	13	0	24	0
Fidelity Income Advantage:
Mortality and expense risk charges	12	0	0	0	1	0
Administrative and other charges	4	0	0	0	0	0
Total expenses	16	0	0	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	103	0	11	0	16
Administrative and other charges	0	36	0	4	0	8
Total expenses	0	139	0	15	0	24
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	223	139	13	15	25	24
Net investment income (loss)	(223)	(139)	6	92	0	101
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,360	6,239	(10)	357	216	442
Realized gain distributions	3,110	8,133	0	0	315	1,469
Net realized gain (loss) on investments	6,470	14,372	(10)	357	531	1,911
Unrealized appreciation (depreciation)	(5,578)	(11,539)	(98)	(897)	(620)	(2,419)
Net increase (decrease) in net assets from operations	$669	$2,694	$(102)	$(448)	$(89)	$(407)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$24	$64	$89	$365	$199	$1,856
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	35	0	46	0
Administrative and other charges	1	0	2	0	3	0
Total expenses	19	0	37	0	49	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	4	0	10	0
Administrative and other charges	0	0	1	0	3	0
Total expenses	2	0	5	0	13	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	26	0	98
Administrative and other charges	0	6	0	10	0	34
Total expenses	0	20	0	36	0	132
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	21	20	42	36	62	132
Net investment income (loss)	3	44	47	329	137	1,724
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	44	80	(88)	635	(9)	(35)
Realized gain distributions	222	884	110	446	16	149
Net realized gain (loss) on investments	266	964	22	1,081	7	114
Unrealized appreciation (depreciation)	(278)	(687)	(16)	(881)	(316)	(3,032)
Net increase (decrease) in net assets from operations	$(9)	$321	$53	$529	$(172)	$(1,194)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)	VIP – Growth Strategies Investor Class (c)	VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Class R (c)	VIP – International Capital Appreciation, Investor Class (b)	VIP – Value Leaders (c)	VIP – Value Leaders Investor Class (c)
Income:
Dividends	$0	$0	$12	$3	$99	$10	$41
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	9	5	0	1	0
Administrative and other charges	0	0	1	0	0	0	0
Total expenses	0	0	10	5	0	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	2	0	1	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	0	17	0	1
Administrative and other charges	0	0	0	0	7	0	0
Total expenses	0	1	0	0	24	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2	1	11	5	24	1	1
Net investment income (loss)	(2)	(1)	1	(2)	75	9	40
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	71	182	(6)	71	208	11	260
Realized gain distributions	71	195	0	0	0	0	0
Net realized gain (loss) on investments	142	377	(6)	71	208	11	260
Unrealized appreciation (depreciation)	(95)	(233)	(66)	31	(85)	4	(182)
Net increase (decrease) in net assets from operations	$45	$143	$(71)	$100	$198	$24	$118

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Growth Stock (c)	VIP – Growth Stock Investor Class (c)	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$36	$158	$7	$21	$18	$57
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	7	0	8	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	19	0	7	0	9	0
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	1	0	0	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	5	0	1	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	18	0	5	0	8
Administrative and other charges	0	6	0	1	0	2
Total expenses	0	24	0	6	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	24	24	8	6	9	10
Net investment income (loss)	12	134	(1)	15	9	47
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	56	210	(28)	(73)	86	58
Realized gain distributions	397	1,670	306	954	1	5
Net realized gain (loss) on investments	453	1,880	278	881	87	63
Unrealized appreciation (depreciation)	(517)	(2,283)	(84)	(312)	(110)	(145)
Net increase (decrease) in net assets from operations	$(52)	$(269)	$193	$584	$(14)	$(35)

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$7	$52	$22	$102	$58	$133
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	9	0	24	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	4	0	10	0	26	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	10	0	15
Administrative and other charges	0	1	0	3	0	4
Total expenses	0	5	0	13	0	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	5	10	13	26	19
Net investment income (loss)	3	47	12	89	32	114
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6	32	5	60	29	254
Realized gain distributions	1	6	4	14	16	23
Net realized gain (loss) on investments	7	38	9	74	45	277
Unrealized appreciation (depreciation)	(16)	(106)	(34)	(206)	(110)	(445)
Net increase (decrease) in net assets from operations	$(6)	$(21)	$(13)	$(43)	$(33)	$(54)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$53	$370	$21	$186	$20	$171
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	22	0	9	0	9	0
Administrative and other charges	1	0	1	0	1	0
Total expenses	23	0	10	0	10	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	33	0	19	0	20
Administrative and other charges	0	10	0	5	0	5
Total expenses	0	43	0	24	0	25
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	23	43	10	24	10	25
Net investment income (loss)	30	327	11	162	10	146
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17	270	37	614	6	301
Realized gain distributions	12	64	6	35	6	45
Net realized gain (loss) on investments	29	334	43	649	12	346
Unrealized appreciation (depreciation)	(93)	(763)	(62)	(886)	(39)	(554)
Net increase (decrease) in net assets from operations	$(34)	$(102)	$(8)	$(75)	$(17)	$(62)
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%
Income:
Dividends	$43	$15	$45	$11	$90	$801
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	12	0	33
Administrative and other charges	0	0	0	1	0	2
Total expenses	0	0	0	13	0	35
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	0	8
Administrative and other charges	0	0	0	1	0	2
Total expenses	0	0	0	2	0	10
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	23	103
Administrative and other charges	0	0	0	0	8	32
Total expenses	0	0	0	0	31	135
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	11	4	9	0	0	3
Administrative and other charges	2	1	2	0	0	1
Total expenses	13	5	11	0	0	4
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	13	5	11	15	31	184
Net investment income (loss)	30	10	34	(4)	59	617
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6	1	4	4	383	563
Realized gain distributions	17	2	8	3	31	2,185
Net realized gain (loss) on investments	23	3	12	7	414	2,748
Unrealized appreciation (depreciation)	(71)	(19)	(49)	(90)	(962)	(3,551)
Net increase (decrease) in net assets from operations	$(18)	$(6)	$(3)	$(87)	$(489)	$(186)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50%	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class
Income:
Dividends	$1,294	$1,810	$776	$492	$35	$265
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	77	30	44	19	12	0
Administrative and other charges	5	2	3	1	1	0
Total expenses	82	32	47	20	13	0
Fidelity Income Advantage:
Mortality and expense risk charges	36	7	17	5	3	0
Administrative and other charges	12	2	5	2	1	0
Total expenses	48	9	22	7	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	162	105	127	46	0	21
Administrative and other charges	46	33	36	15	0	8
Total expenses	208	138	163	61	0	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	17	26	5	4	0	0
Administrative and other charges	3	5	1	1	0	0
Total expenses	20	31	6	5	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	857	0	0	0	0
Administrative and other charges	0	229	0	0	0	0
Total expenses	0	1,086	0	0	0	0
Total expenses	358	1,296	238	93	17	29
Net investment income (loss)	936	514	538	399	18	236
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,940	4,091	1,592	597	103	681
Realized gain distributions	3,667	11,360	1,873	1,215	134	1,099
Net realized gain (loss) on investments	5,607	15,451	3,465	1,812	237	1,780
Unrealized appreciation (depreciation)	(6,726)	(16,517)	(3,917)	(2,254)	(82)	(452)
Net increase (decrease) in net assets from operations	$(183)	$(552)	$86	$(43)	$173	$1,564

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Materials	VIP – Materials Investor Class	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets Class R (c)	VIP – Emerging Markets Investor Class (b)
Income:
Dividends	$12	$69	$9	$31	$2	$0	$15
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	7	0	6	0	2	1	0
Administrative and other charges	1	0	0	0	0	0	0
Total expenses	8	0	6	0	2	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	3	0	0	5
Administrative and other charges	0	3	0	1	0	0	1
Total expenses	0	10	0	4	0	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	8	10	6	4	2	1	6
Net investment income (loss)	4	59	3	27	0	(1)	9
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(13)	14	11	16	(6)	(40)	(15)
Realized gain distributions	103	532	0	0	0	0	0
Net realized gain (loss) on investments	90	546	11	16	(6)	(40)	(15)
Unrealized appreciation (depreciation)	(191)	(1,115)	(11)	(8)	(57)	60	(339)
Net increase (decrease) in net assets from operations	$(97)	$(510)	$3	$35	$(63)	$19	$(345)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity
Income:
Dividends	$8	$513	$57	$746	$91	$46
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2	0	22	15	7	7
Administrative and other charges	0	0	2	1	0	1
Total expenses	2	0	24	16	7	8
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	2	1	1	1
Administrative and other charges	0	0	1	0	1	0
Total expenses	0	0	3	1	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	16	5	17	4	5
Administrative and other charges	0	7	2	6	3	1
Total expenses	0	23	7	23	7	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	2	23	34	40	16	15
Net investment income (loss)	6	490	23	706	75	31
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1)	(111)	(499)	(290)	(50)	134
Realized gain distributions	0	0	0	0	43	119
Net realized gain (loss) on investments	(1)	(111)	(499)	(290)	(7)	253
Unrealized appreciation (depreciation)	(10)	(306)	(287)	(562)	(412)	(363)
Net increase (decrease) in net assets from operations	$(5)	$73	$(763)	$(146)	$(344)	$(79)

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets
Income:
Dividends	$0	$2	$144
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	25	10	13
Administrative and other charges	2	1	1
Total expenses	27	11	14
Fidelity Income Advantage:
Mortality and expense risk charges	2	1	1
Administrative and other charges	1	1	0
Total expenses	3	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	11
Administrative and other charges	0	0	5
Total expenses	0	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Total expenses	30	13	31
Net investment income (loss)	(30)	(11)	113
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7	1	(686)
Realized gain distributions	540	167	31
Net realized gain (loss) on investments	547	168	(655)
Unrealized appreciation (depreciation)	(578)	(219)	(1,922)
Net increase (decrease) in net assets from operations	$(61)	$(62)	$(2,464)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$71	$1,619	$830	$2,470	$385	$1,474	$126
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	26	14	17	10	4	1
Administrative and other charges	0	2	1	1	1	0	0
Total expenses	0	28	15	18	11	4	1
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	2	0	0
Administrative and other charges	0	0	0	0	1	0	0
Total expenses	0	0	0	1	3	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	2	64	29	69	51	24	6
Administrative and other charges	1	22	10	24	18	9	2
Total expenses	3	86	39	93	69	33	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3	114	54	112	83	37	9
Net investment income (loss)	68	1,505	776	2,358	302	1,437	117
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(52)	12	(532)	(99)	40	(277)	2
Realized gain distributions	0	0	0	516	2,055	96	0
Net realized gain (loss) on investments	(52)	12	(532)	417	2,095	(181)	2
Unrealized appreciation (depreciation)	(466)	(1,454)	(808)	(2,652)	(2,834)	(2,096)	(114)
Net increase (decrease) in net assets from operations	$(450)	$63	$(564)	$123	$(437)	$(840)	$5

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)		VIP – Government Money Market Investor Class (b)		VIP – High Income		VIP – High Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(198)	$(240)	$(121)	$(136)	$497	$510	$2,464	$2,205
Net realized gain (loss) on investments	0	0	0	0	(1,182)	(397)	66	565
Unrealized appreciation (depreciation)	0	0	0	0	342	(22)	(3,951)	(2,056)
Net increase (decrease) in net assets from operations	(198)	(240)	(121)	(136)	(343)	91	(1,421)	714
Contract Transactions:
Payments received from contract owners	0	128	97,388	100,995	0	58	1,833	1,941
Transfers between sub-accounts and the fixed account, net	9,545	2,682	(59,928)	(79,078)	(987)	(1,257)	(656)	(8,342)
Contract benefits	(613)	(532)	(6,848)	(3,778)	(299)	(299)	0	0
Contract terminations	(13,989)	(7,482)	(28,124)	(22,861)	(510)	(590)	(2,086)	(1,818)
Contract maintenance charges	(7)	(7)	0	0	(1)	(2)	0	0
Other transfers (to) from EFILI, net	134	(102)	1	(2)	(35)	2	1	(1)
Net increase (decrease) in net assets from contract transactions	(4,930)	(5,313)	2,489	(4,724)	(1,832)	(2,088)	(908)	(8,220)
Total increase (decrease) in net assets	(5,128)	(5,553)	2,368	(4,860)	(2,175)	(1,997)	(2,329)	(7,506)
Net Assets:
Beginning of period	27,814	33,367	67,310	72,170	10,302	12,299	38,611	46,117
End of period	$22,686	$27,814	$69,678	$67,310	$8,127	$10,302	$36,282	$38,611
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$1,062	$1,040	$956	$842	$(247)	$(287)	$0	$(11)
Net realized gain (loss) on investments	4,423	1,056	3,154	1,355	2,578	1,099	2,112	1,027
Unrealized appreciation (depreciation)	(7,723)	1,950	(5,499)	210	377	3,653	(855)	633
Net increase (decrease) in net assets from operations	(2,238)	4,046	(1,389)	2,407	2,708	4,465	1,257	1,649
Contract Transactions:
Payments received from contract owners	5	49	1,109	1,266	2	69	377	347
Transfers between sub-accounts and the fixed account, net	(3,738)	(3,127)	(903)	339	(1,286)	(3,163)	928	3,519
Contract benefits	(1,022)	(1,053)	(21)	0	(833)	(513)	0	0
Contract terminations	(2,221)	(1,866)	(373)	(796)	(2,240)	(1,523)	(387)	(233)
Contract maintenance charges	(7)	(8)	0	0	(8)	(9)	0	0
Other transfers (to) from EFILI, net	(38)	(53)	0	(1)	(27)	(6)	(1)	0
Net increase (decrease) in net assets from contract transactions	(7,021)	(6,058)	(188)	808	(4,392)	(5,145)	917	3,633
Total increase (decrease) in net assets	(9,259)	(2,012)	(1,577)	3,215	(1,684)	(680)	2,174	5,282
Net Assets:
Beginning of period	52,521	54,533	32,602	29,387	44,567	45,247	18,762	13,480
End of period	$43,262	$52,521	$31,025	$32,602	$42,883	$44,567	$20,936	$18,762

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Class R (c)		VIP – Overseas, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$60	$38	$(8)	$16	$221	$155
Net realized gain (loss) on investments	(69)	(211)	(639)	(30)	133	449
Unrealized appreciation (depreciation)	18	(538)	922	(291)	(93)	(1,945)
Net increase (decrease) in net assets from operations	9	(711)	275	(305)	261	(1,341)
Contract Transactions:
Payments received from contract owners	1	0	0	9	1,940	587
Transfers between sub-accounts and the fixed account, net	3,068	(822)	(3,160)	(195)	3,861	(1,197)
Contract benefits	(172)	(43)	(17)	(39)	0	0
Contract terminations	(372)	(224)	(90)	(78)	(393)	(687)
Contract maintenance charges	(2)	(2)	0	0	0	(1)
Other transfers (to) from EFILI, net	4	5	0	(3)	(2)	0
Net increase (decrease) in net assets from contract transactions	2,527	(1,086)	(3,267)	(306)	5,406	(1,298)
Total increase (decrease) in net assets	2,536	(1,797)	(2,992)	(611)	5,667	(2,639)
Net Assets:
Beginning of period	7,033	8,830	2,992	3,603	13,665	16,304
End of period	$9,569	$7,033	$0	$2,992	$19,332	$13,665

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$390	$321	$1,128	$821	$227	$215	$327	$274
Net realized gain (loss) on investments	(40)	(22)	29	(79)	2,218	1,901	1,784	1,277
Unrealized appreciation (depreciation)	(664)	925	(1,638)	1,249	(2,599)	(394)	(2,210)	(536)
Net increase (decrease) in net assets from operations	(314)	1,224	(481)	1,991	(154)	1,722	(99)	1,015
Contract Transactions:
Payments received from contract owners	0	34	1,643	1,182	4	24	1,437	837
Transfers between sub-accounts and the fixed account, net	(795)	(387)	5,616	3,218	(565)	(1,429)	2,138	2,325
Contract benefits	(600)	(618)	0	0	(751)	(889)	0	0
Contract terminations	(721)	(1,134)	(1,665)	(1,615)	(1,369)	(1,838)	(1,126)	(733)
Contract maintenance charges	(3)	(3)	0	0	(5)	(5)	0	0
Other transfers (to) from EFILI, net	(106)	(18)	0	2	(106)	(440)	0	0
Net increase (decrease) in net assets from contract transactions	(2,225)	(2,126)	5,594	2,787	(2,792)	(4,577)	2,449	2,429
Total increase (decrease) in net assets	(2,539)	(902)	5,113	4,778	(2,946)	(2,855)	2,350	3,444
Net Assets:
Beginning of period	24,540	25,442	41,581	36,803	32,548	35,403	21,456	18,012
End of period	$22,001	$24,540	$46,694	$41,581	$29,602	$32,548	$23,806	$21,456

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$2,453	$1,631	$31	$17	$71	$47
Net realized gain (loss) on investments	5,843	4,482	138	228	156	176
Unrealized appreciation (depreciation)	(7,054)	8,857	(218)	227	(287)	29
Net increase (decrease) in net assets from operations	1,242	14,970	(49)	472	(60)	252
Contract Transactions:
Payments received from contract owners	4,092	2,895	0	34	967	155
Transfers between sub-accounts and the fixed account, net	9,718	15,898	(60)	(882)	1,047	838
Contract benefits	(805)	(926)	(178)	(128)	0	0
Contract terminations	(3,644)	(2,629)	(280)	(240)	(277)	(142)
Contract maintenance charges	(9)	(9)	(2)	(2)	0	0
Other transfers (to) from EFILI, net	12	6	17	20	(1)	0
Net increase (decrease) in net assets from contract transactions	9,364	15,235	(503)	(1,198)	1,736	851
Total increase (decrease) in net assets	10,606	30,205	(552)	(726)	1,676	1,103
Net Assets:
Beginning of period	141,224	111,019	8,681	9,407	5,618	4,515
End of period	$151,830	$141,224	$8,129	$8,681	$7,294	$5,618

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$214	$145	$895	$732	$99	$97	$1,393	$1,040
Net realized gain (loss) on investments	13,721	5,577	12,740	5,256	552	1,745	6,537	17,151
Unrealized appreciation (depreciation)	(13,899)	6,198	(13,235)	4,939	(653)	(656)	(8,474)	(6,425)
Net increase (decrease) in net assets from operations	36	11,920	400	10,927	(2)	1,186	(544)	11,766
Contract Transactions:
Payments received from contract owners	0	292	3,157	2,428	0	2	7,833	3,698
Transfers between sub-accounts and the fixed account, net	(6,842)	(3,796)	4,990	7,785	350	852	18,892	16,785
Contract benefits	(1,803)	(1,489)	0	(22)	(376)	(345)	(191)	0
Contract terminations	(4,506)	(4,023)	(3,162)	(3,746)	(397)	(629)	(8,519)	(7,528)
Contract maintenance charges	(22)	(23)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	79	(61)	1	1	(119)	(80)	4	(1)
Net increase (decrease) in net assets from contract transactions	(13,094)	(9,100)	4,986	6,446	(544)	(202)	18,019	12,954
Total increase (decrease) in net assets	(13,058)	2,820	5,386	17,373	(546)	984	17,475	24,720
Net Assets:
Beginning of period	116,160	113,340	108,381	91,008	14,226	13,242	144,595	119,875
End of period	$103,102	$116,160	$113,767	$108,381	$13,680	$14,226	$162,070	$144,595

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$4	$(10)	$96	$30	$205	$167	$352	$289
Net realized gain (loss) on investments	343	310	1,244	722	1,362	419	1,874	689
Unrealized appreciation (depreciation)	(343)	(63)	(1,327)	244	(2,090)	1,057	(2,832)	563
Net increase (decrease) in net assets from operations	4	237	13	996	(523)	1,643	(606)	1,541
Contract Transactions:
Payments received from contract owners	0	173	523	171	0	20	1,578	1,680
Transfers between sub-accounts and the fixed account, net	1,585	534	1,063	4,257	(1,290)	86	(1,664)	3,660
Contract benefits	(149)	(23)	0	0	(488)	(523)	0	0
Contract terminations	(31)	(579)	(133)	(273)	(421)	(245)	(107)	(404)
Contract maintenance charges	(1)	(1)	0	0	(2)	(3)	0	0
Other transfers (to) from EFILI, net	1	3	1	0	(85)	(109)	0	0
Net increase (decrease) in net assets from contract transactions	1,405	107	1,454	4,155	(2,286)	(774)	(193)	4,936
Total increase (decrease) in net assets	1,409	344	1,467	5,151	(2,809)	869	(799)	6,477
Net Assets:
Beginning of period	2,924	2,580	13,254	8,103	18,492	17,623	19,283	12,806
End of period	$4,333	$2,924	$14,721	$13,254	$15,683	$18,492	$18,484	$19,283
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(64)	$(58)	$(5)	$(4)	$(117)	$(227)	$114	$(5)
Net realized gain (loss) on investments	2,306	633	2,541	1,191	4,519	1,962	5,485	1,677
Unrealized appreciation (depreciation)	(1,905)	374	(2,188)	(239)	(5,049)	314	(6,554)	752
Net increase (decrease) in net assets from operations	337	949	348	948	(647)	2,049	(955)	2,424
Contract Transactions:
Payments received from contract owners	0	9	648	318	0	71	874	826
Transfers between sub-accounts and the fixed account, net	3,721	(718)	10,604	(321)	(2,361)	(5,069)	3,082	1,234
Contract benefits	(222)	(166)	0	0	(731)	(791)	0	(4)
Contract terminations	(327)	(162)	(335)	(102)	(1,170)	(1,491)	(1,003)	(1,353)
Contract maintenance charges	(1)	(1)	0	0	(7)	(7)	0	0
Other transfers (to) from EFILI, net	18	(22)	(1)	0	(74)	29	(1)	0
Net increase (decrease) in net assets from contract transactions	3,189	(1,060)	10,916	(105)	(4,343)	(7,258)	2,952	703
Total increase (decrease) in net assets	3,526	(111)	11,264	843	(4,990)	(5,209)	1,997	3,127
Net Assets:
Beginning of period	9,406	9,517	9,184	8,341	35,963	41,172	43,398	40,271
End of period	$12,932	$9,406	$20,448	$9,184	$30,973	$35,963	$45,395	$43,398
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$14	$10	$88	$63	$25	$27	$127	$123
Net realized gain (loss) on investments	106	82	305	669	156	188	437	663
Unrealized appreciation (depreciation)	(284)	194	(674)	(227)	(458)	273	(1,424)	410
Net increase (decrease) in net assets from operations	(164)	286	(281)	505	(277)	488	(860)	1,196
Contract Transactions:
Payments received from contract owners	0	14	174	130	0	3	85	421
Transfers between sub-accounts and the fixed account, net	(358)	(604)	850	(1,097)	(931)	430	(2,356)	2,444
Contract benefits	(82)	(74)	0	0	(20)	(30)	0	0
Contract terminations	(96)	(126)	(73)	(563)	(243)	(62)	(162)	(49)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	5	(6)	(1)	(1)	4	(34)	1	0
Net increase (decrease) in net assets from contract transactions	(532)	(797)	950	(1,531)	(1,191)	306	(2,433)	2,815
Total increase (decrease) in net assets	(696)	(511)	669	(1,026)	(1,468)	794	(3,293)	4,011
Net Assets:
Beginning of period	4,958	5,469	8,265	9,291	2,993	2,199	8,449	4,438
End of period	$4,262	$4,958	$8,934	$8,265	$1,525	$2,993	$5,156	$8,449
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(55)	$(55)	$(18)	$(19)	$14	$(6)	$110	$69
Net realized gain (loss) on investments	564	1,214	1,047	2,162	(166)	(155)	241	369
Unrealized appreciation (depreciation)	(51)	(453)	(131)	(738)	(898)	(759)	(2,591)	(2,065)
Net increase (decrease) in net assets from operations	458	706	898	1,405	(1,050)	(920)	(2,240)	(1,627)
Contract Transactions:
Payments received from contract owners	0	30	832	535	0	10	807	345
Transfers between sub-accounts and the fixed account, net	(1,141)	1,915	2,928	4,464	(109)	(1,165)	1,738	1,812
Contract benefits	(229)	(111)	0	(4)	(63)	(138)	0	0
Contract terminations	(89)	(220)	(188)	(71)	(304)	(536)	(64)	(99)
Contract maintenance charges	(1)	(1)	(5)	(1)	(6)	(5)	(10)	0
Other transfers (to) from EFILI, net	13	7	2	(1)	16	(13)	1	(1)
Net increase (decrease) in net assets from contract transactions	(1,447)	1,620	3,569	4,922	(466)	(1,847)	2,472	2,057
Total increase (decrease) in net assets	(989)	2,326	4,467	6,327	(1,516)	(2,767)	232	430
Net Assets:
Beginning of period	8,604	6,278	16,246	9,919	5,170	7,937	8,893	8,463
End of period	$7,615	$8,604	$20,713	$16,246	$3,654	$5,170	$9,125	$8,893

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(223)	$(173)	$(139)	$(90)	$6	$4	$92	$72
Net realized gain (loss) on investments	6,470	3,794	14,372	8,178	(10)	153	357	315
Unrealized appreciation (depreciation)	(5,578)	2,058	(11,539)	4,291	(98)	8	(897)	327
Net increase (decrease) in net assets from operations	669	5,679	2,694	12,379	(102)	165	(448)	714
Contract Transactions:
Payments received from contract owners	0	44	2,988	1,531	0	5	176	155
Transfers between sub-accounts and the fixed account, net	(2,235)	2,500	3,710	10,056	7	(704)	2,742	754
Contract benefits	(416)	(473)	(48)	0	(23)	(126)	0	(4)
Contract terminations	(1,105)	(759)	(878)	(645)	(49)	(112)	(70)	(16)
Contract maintenance charges	(6)	(13)	(9)	(8)	(1)	(1)	(1)	0
Other transfers (to) from EFILI, net	20	17	3	2	0	0	0	(2)
Net increase (decrease) in net assets from contract transactions	(3,742)	1,316	5,766	10,936	(66)	(938)	2,847	887
Total increase (decrease) in net assets	(3,073)	6,995	8,460	23,315	(168)	(773)	2,399	1,601
Net Assets:
Beginning of period	24,728	17,733	59,142	35,827	1,886	2,659	7,834	6,233
End of period	$21,655	$24,728	$67,602	$59,142	$1,718	$1,886	$10,233	$7,834
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$0	$0	$101	$105	$3	$(10)	$44	$18
Net realized gain (loss) on investments	531	365	1,911	2,044	266	354	964	1,123
Unrealized appreciation (depreciation)	(620)	(176)	(2,419)	(1,141)	(278)	(200)	(687)	(523)
Net increase (decrease) in net assets from operations	(89)	189	(407)	1,008	(9)	144	321	618
Contract Transactions:
Payments received from contract owners	0	2	115	296	0	2	602	236
Transfers between sub-accounts and the fixed account, net	(662)	(609)	(1,357)	(1,468)	3,016	(864)	6,786	(3,698)
Contract benefits	(17)	(23)	0	0	(53)	(25)	0	0
Contract terminations	(149)	(185)	(89)	(206)	(54)	(137)	(110)	(138)
Contract maintenance charges	(1)	(1)	0	(1)	(3)	0	(8)	(1)
Other transfers (to) from EFILI, net	4	3	0	2	23	8	(1)	1
Net increase (decrease) in net assets from contract transactions	(825)	(813)	(1,331)	(1,377)	2,929	(1,016)	7,269	(3,600)
Total increase (decrease) in net assets	(914)	(624)	(1,738)	(369)	2,920	(872)	7,590	(2,982)
Net Assets:
Beginning of period	3,736	4,360	16,984	17,353	2,065	2,937	7,746	10,728
End of period	$2,822	$3,736	$15,246	$16,984	$4,985	$2,065	$15,336	$7,746

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$47	$47	$329	$278	$137	$165	$1,724	$1,954
Net realized gain (loss) on investments	22	276	1,081	1,314	7	103	114	968
Unrealized appreciation (depreciation)	(16)	796	(881)	2,215	(316)	(38)	(3,032)	(777)
Net increase (decrease) in net assets from operations	53	1,119	529	3,807	(172)	230	(1,194)	2,145
Contract Transactions:
Payments received from contract owners	0	41	638	1,016	0	36	1,794	2,646
Transfers between sub-accounts and the fixed account, net	(261)	115	(595)	3,638	(135)	(704)	(1,555)	1,131
Contract benefits	(69)	(70)	0	0	(140)	(215)	0	(9)
Contract terminations	(132)	(193)	(298)	(337)	(465)	(213)	(3,678)	(2,758)
Contract maintenance charges	(1)	(1)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(40)	14	1	(1)	9	(20)	1	(2)
Net increase (decrease) in net assets from contract transactions	(503)	(94)	(254)	4,316	(733)	(1,118)	(3,438)	1,008
Total increase (decrease) in net assets	(450)	1,025	275	8,123	(905)	(888)	(4,632)	3,153
Net Assets:
Beginning of period	5,144	4,119	19,888	11,765	7,744	8,632	69,448	66,295
End of period	$4,694	$5,144	$20,163	$19,888	$6,839	$7,744	$64,816	$69,448

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)		VIP – Growth Strategies Investor Class (c)		VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Class R (c)		VIP – International Capital Appreciation, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(2)	$(5)	$(1)	$(2)	$1	$(2)	$(9)	$75	$21
Net realized gain (loss) on investments	142	41	377	120	(6)	71	50	208	197
Unrealized appreciation (depreciation)	(95)	32	(233)	69	(66)	31	(2)	(85)	(37)
Net increase (decrease) in net assets from operations	45	68	143	187	(71)	100	39	198	181
Contract Transactions:
Payments received from contract owners	0	0	20	11	0	0	19	702	775
Transfers between sub-accounts and the fixed account, net	(636)	(110)	(1,963)	384	2,036	(1,801)	496	3,395	3,090
Contract benefits	(3)	(10)	0	0	(11)	(33)	(52)	0	(5)
Contract terminations	0	(10)	(2)	(51)	(51)	(1)	(44)	(153)	(53)
Contract maintenance charges	0	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	1	0	0	1	1	(16)	0	(1)
Net increase (decrease) in net assets from contract transactions	(639)	(129)	(1,945)	344	1,975	(1,834)	403	3,944	3,806
Total increase (decrease) in net assets	(594)	(61)	(1,802)	531	1,904	(1,734)	442	4,142	3,987
Net Assets:
Beginning of period	594	655	1,802	1,271	0	1,734	1,292	10,270	6,283
End of period	$0	$594	$0	$1,802	$1,904	$0	$1,734	$14,412	$10,270

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Leaders (c)		VIP – Value Leaders Investor Class (c)		VIP – Value		VIP – Value Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$9	$2	$40	$23	$12	$15	$134	$106
Net realized gain (loss) on investments	11	20	260	92	453	143	1,880	549
Unrealized appreciation (depreciation)	4	36	(182)	149	(517)	83	(2,283)	217
Net increase (decrease) in net assets from operations	24	58	118	264	(52)	241	(269)	872
Contract Transactions:
Payments received from contract owners	0	14	3	1	0	0	484	136
Transfers between sub-accounts and the fixed account, net	(534)	(127)	(2,589)	(66)	23	784	2,439	2,103
Contract benefits	(4)	(9)	0	0	(47)	(29)	0	0
Contract terminations	0	(24)	(1)	(109)	(74)	(92)	(140)	(238)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(1)	0	(1)	(2)	(16)	4	(2)	(1)
Net increase (decrease) in net assets from contract transactions	(539)	(146)	(2,588)	(176)	(115)	666	2,781	2,000
Total increase (decrease) in net assets	(515)	(88)	(2,470)	88	(167)	907	2,512	2,872
Net Assets:
Beginning of period	515	603	2,470	2,382	2,710	1,803	9,478	6,606
End of period	$0	$515	$0	$2,470	$2,543	$2,710	$11,990	$9,478
(In thousands)	Subaccounts Investing In:
	VIP – Growth Stock (c)		VIP – Growth Stock Investor Class (c)		VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(1)	$3	$15	$45	$9	$24	$47	$53
Net realized gain (loss) on investments	278	332	881	1,097	87	45	63	103
Unrealized appreciation (depreciation)	(84)	(65)	(312)	(285)	(110)	34	(145)	(4)
Net increase (decrease) in net assets from operations	193	270	584	857	(14)	103	(35)	152
Contract Transactions:
Payments received from contract owners	0	0	209	445	0	0	173	141
Transfers between sub-accounts and the fixed account, net	(3,195)	1,783	(9,531)	1,694	(2,424)	(117)	(709)	486
Contract benefits	(98)	(96)	0	0	0	0	0	0
Contract terminations	(11)	(61)	(17)	(135)	(33)	(120)	(263)	(902)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	(48)	0	1	0	(1)	(1)	(2)
Net increase (decrease) in net assets from contract transactions	(3,304)	1,578	(9,339)	2,005	(2,457)	(238)	(800)	(277)
Total increase (decrease) in net assets	(3,111)	1,848	(8,755)	2,862	(2,471)	(135)	(835)	(125)
Net Assets:
Beginning of period	3,111	1,263	8,755	5,893	3,473	3,608	4,063	4,188
End of period	$0	$3,111	$0	$8,755	$1,002	$3,473	$3,228	$4,063

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$3	$6	$47	$36	$12	$8	$89	$86
Net realized gain (loss) on investments	7	13	38	120	9	76	74	192
Unrealized appreciation (depreciation)	(16)	(2)	(106)	(43)	(34)	(22)	(206)	10
Net increase (decrease) in net assets from operations	(6)	17	(21)	113	(13)	62	(43)	288
Contract Transactions:
Payments received from contract owners	0	0	26	135	0	1	1	52
Transfers between sub-accounts and the fixed account, net	(228)	173	261	42	(34)	(277)	(607)	(100)
Contract benefits	0	0	0	(17)	0	(100)	0	0
Contract terminations	(39)	(24)	(25)	(392)	(59)	(215)	(93)	(539)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	1	(2)	(1)	1	1	0	(1)
Net increase (decrease) in net assets from contract transactions	(267)	150	260	(233)	(93)	(591)	(699)	(588)
Total increase (decrease) in net assets	(273)	167	239	(120)	(106)	(529)	(742)	(300)
Net Assets:
Beginning of period	657	490	2,595	2,715	1,317	1,846	6,373	6,673
End of period	$384	$657	$2,834	$2,595	$1,211	$1,317	$5,631	$6,373
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$32	$27	$114	$124	$30	$21	$327	$286
Net realized gain (loss) on investments	45	163	277	226	29	99	334	712
Unrealized appreciation (depreciation)	(110)	(47)	(445)	16	(93)	(3)	(763)	(170)
Net increase (decrease) in net assets from operations	(33)	143	(54)	366	(34)	117	(102)	828
Contract Transactions:
Payments received from contract owners	0	4	240	101	0	6	1,515	822
Transfers between sub-accounts and the fixed account, net	(193)	(276)	(1,456)	122	81	(188)	(1,041)	512
Contract benefits	(49)	(3)	0	(11)	0	0	0	0
Contract terminations	(80)	(193)	(162)	(314)	(65)	(54)	(444)	(564)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	1	0	1	1	0	0	0
Net increase (decrease) in net assets from contract transactions	(322)	(468)	(1,378)	(101)	16	(237)	30	770
Total increase (decrease) in net assets	(355)	(325)	(1,432)	265	(18)	(120)	(72)	1,598
Net Assets:
Beginning of period	3,407	3,732	8,580	8,315	2,806	2,926	20,070	18,472
End of period	$3,052	$3,407	$7,148	$8,580	$2,788	$2,806	$19,998	$20,070

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$11	$11	$162	$142	$10	$8	$146	$121
Net realized gain (loss) on investments	43	37	649	220	12	70	346	237
Unrealized appreciation (depreciation)	(62)	2	(886)	56	(39)	(18)	(554)	40
Net increase (decrease) in net assets from operations	(8)	50	(75)	418	(17)	60	(62)	398
Contract Transactions:
Payments received from contract owners	0	9	249	229	0	0	745	338
Transfers between sub-accounts and the fixed account, net	(36)	60	(94)	2,048	26	(279)	(229)	1,040
Contract benefits	(7)	(4)	0	0	(2)	(10)	0	0
Contract terminations	(119)	(13)	(251)	(63)	(35)	(59)	(233)	(146)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	1	0	(2)	0	0	2	4
Net increase (decrease) in net assets from contract transactions	(163)	53	(96)	2,212	(11)	(348)	285	1,236
Total increase (decrease) in net assets	(171)	103	(171)	2,630	(28)	(288)	223	1,634
Net Assets:
Beginning of period	1,280	1,177	10,257	7,627	1,135	1,423	9,900	8,266
End of period	$1,109	$1,280	$10,086	$10,257	$1,107	$1,135	$10,123	$9,900

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$30	$25	$10	$10	$34	$21	$(4)	$(12)	$59	$21
Net realized gain (loss) on investments	23	57	3	6	12	27	7	308	414	2,038
Unrealized appreciation (depreciation)	(71)	7	(19)	16	(49)	3	(90)	(283)	(962)	(1,435)
Net increase (decrease) in net assets from operations	(18)	89	(6)	32	(3)	51	(87)	13	(489)	624
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	17	708	750
Transfers between sub-accounts and the fixed account, net	0	0	0	223	635	568	423	(1,207)	2,096	(1,870)
Contract benefits	(153)	(153)	(61)	(50)	(91)	(68)	(21)	(20)	0	(4)
Contract terminations	0	0	0	0	0	0	(41)	(354)	(271)	(379)
Contract maintenance charges	0	0	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(42)	14	8	6	4	6	(6)	(1)	0	0
Net increase (decrease) in net assets from contract transactions	(195)	(139)	(53)	179	548	506	355	(1,565)	2,533	(1,503)
Total increase (decrease) in net assets	(213)	(50)	(59)	211	545	557	268	(1,552)	2,044	(879)
Net Assets:
Beginning of period	2,221	2,271	780	569	1,662	1,105	1,502	3,054	14,331	15,210
End of period	$2,008	$2,221	$721	$780	$2,207	$1,662	$1,770	$1,502	$16,375	$14,331

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20%		VIP – FundsManager 50%		VIP – FundsManager 60%		VIP – FundsManager 70%
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$617	$705	$936	$897	$514	$676	$538	$653
Net realized gain (loss) on investments	2,748	1,649	5,607	3,365	15,451	10,693	3,465	3,800
Unrealized appreciation (depreciation)	(3,551)	299	(6,726)	642	(16,517)	(4,167)	(3,917)	(647)
Net increase (decrease) in net assets from operations	(186)	2,653	(183)	4,904	(552)	7,202	86	3,806
Contract Transactions:
Payments received from contract owners	878	2,282	3,604	3,248	2,184	3,517	2,153	2,975
Transfers between sub-accounts and the fixed account, net	199	2,847	4,726	5,762	12,586	3,259	4,553	490
Contract benefits	(130)	(190)	(727)	(648)	(546)	(302)	(353)	(348)
Contract terminations	(5,083)	(4,600)	(3,904)	(4,319)	(13,780)	(11,745)	(3,171)	(5,897)
Contract maintenance charges	(2)	(2)	(2)	(2)	(3)	(3)	(1)	(1)
Other transfers (to) from EFILI, net	19	16	25	94	23	14	54	(59)
Net increase (decrease) in net assets from contract transactions	(4,119)	353	3,722	4,135	464	(5,260)	3,235	(2,840)
Total increase (decrease) in net assets	(4,305)	3,006	3,539	9,039	(88)	1,942	3,321	966
Net Assets:
Beginning of period	70,950	67,944	109,141	100,102	162,728	160,786	78,430	77,464
End of period	$66,645	$70,950	$112,680	$109,141	$162,640	$162,728	$81,751	$78,430
(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85%		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$399	$219	$18	$9	$236	$169	$4	$2
Net realized gain (loss) on investments	1,812	1,249	237	172	1,780	1,133	90	86
Unrealized appreciation (depreciation)	(2,254)	4	(82)	19	(452)	529	(191)	(99)
Net increase (decrease) in net assets from operations	(43)	1,472	173	200	1,564	1,831	(97)	(11)
Contract Transactions:
Payments received from contract owners	1,399	827	0	1	728	332	0	0
Transfers between sub-accounts and the fixed account, net	1,931	4,270	658	(443)	2,115	13	(343)	(148)
Contract benefits	(154)	(157)	(47)	(43)	0	0	(2)	(2)
Contract terminations	(815)	(1,697)	(91)	(7)	(515)	(151)	(19)	(33)
Contract maintenance charges	(1)	(1)	0	0	0	0	0	0
Other transfers (to) from EFILI, net	6	6	11	5	(1)	(1)	1	1
Net increase (decrease) in net assets from contract transactions	2,366	3,248	531	(487)	2,327	193	(363)	(182)
Total increase (decrease) in net assets	2,323	4,720	704	(287)	3,891	2,024	(460)	(193)
Net Assets:
Beginning of period	31,583	26,863	1,694	1,981	15,414	13,390	1,241	1,434
End of period	$33,906	$31,583	$2,398	$1,694	$19,305	$15,414	$781	$1,241
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets (a)	VIP – Emerging Markets Class R (c)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14
Operations:
Net investment income (loss)	$59	$49	$3	$17	$27	$69	$0	$(1)	$(3)
Net realized gain (loss) on investments	546	448	11	23	16	58	(6)	(40)	(30)
Unrealized appreciation (depreciation)	(1,115)	(567)	(11)	(18)	(8)	(56)	(57)	60	13
Net increase (decrease) in net assets from operations	(510)	(70)	3	22	35	71	(63)	19	(20)
Contract Transactions:
Payments received from contract owners	38	43	0	0	37	36	0	0	10
Transfers between sub-accounts and the fixed account, net	(1,106)	1,067	162	183	624	68	435	(445)	(40)
Contract benefits	0	(4)	(1)	(2)	0	0	(1)	(1)	(13)
Contract terminations	(52)	(94)	(46)	(2)	(42)	(42)	(31)	(1)	(14)
Contract maintenance charges	(2)	(1)	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	2	1	0	1	0	0	(1)	2
Net increase (decrease) in net assets from contract transactions	(1,122)	1,013	116	179	620	62	403	(448)	(55)
Total increase (decrease) in net assets	(1,632)	943	119	201	655	133	340	(429)	(75)
Net Assets:
Beginning of period	6,538	5,595	575	374	1,993	1,860	0	429	504
End of period	$4,906	$6,538	$694	$575	$2,648	$1,993	$340	$0	$429

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class (b)		VIP – Floating Rate High Income (a)		VIP – Floating Rate High Income Investor Class (a)		UIF – Emerging Markets Equity		UIF – Emerging Markets Debt
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$9	$4	$6	$1	$490	$396	$23	$(11)	$706	$848
Net realized gain (loss) on investments	(15)	35	(1)	0	(111)	(21)	(499)	(791)	(290)	(85)
Unrealized appreciation (depreciation)	(339)	8	(10)	(3)	(306)	(619)	(287)	355	(562)	(284)
Net increase (decrease) in net assets from operations	(345)	47	(5)	(2)	73	(244)	(763)	(447)	(146)	479
Contract Transactions:
Payments received from contract owners	152	146	0	25	1,797	3,945	68	105	112	192
Transfers between sub-accounts and the fixed account, net	248	193	109	71	(9,587)	17,037	(1,039)	(1,247)	(2,086)	(2,969)
Contract benefits	0	0	(4)	(1)	0	0	(39)	(56)	(18)	(23)
Contract terminations	(16)	(107)	(2)	(3)	(93)	0	(224)	(240)	(550)	(969)
Contract maintenance charges	0	0	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	(2)	1	0	1	(2)	5	(10)	0	(2)
Net increase (decrease) in net assets from contract transactions	384	230	104	92	(7,882)	20,980	(1,230)	(1,449)	(2,542)	(3,771)
Total increase (decrease) in net assets	39	277	99	90	(7,809)	20,736	(1,993)	(1,896)	(2,688)	(3,292)
Net Assets:
Beginning of period	2,725	2,448	90	0	20,736	0	7,783	9,679	14,915	18,207
End of period	$2,764	$2,725	$189	$90	$12,927	$20,736	$5,790	$7,783	$12,227	$14,915

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	UIF – Global Strategist (b)		Invesco – Van Kampen Global Core Equity		WFAF – Advantage VT Discovery
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$75	$32	$31	$51	$(30)	$(32)
Net realized gain (loss) on investments	(7)	537	253	164	547	519
Unrealized appreciation (depreciation)	(412)	(488)	(363)	(194)	(578)	(519)
Net increase (decrease) in net assets from operations	(344)	81	(79)	21	(61)	(32)
Contract Transactions:
Payments received from contract owners	46	596	37	26	0	0
Transfers between sub-accounts and the fixed account, net	(1,518)	1,958	84	(441)	(228)	(152)
Contract benefits	(25)	(55)	(24)	(33)	(84)	(52)
Contract terminations	(110)	(194)	(56)	(12)	(91)	(193)
Contract maintenance charges	0	0	0	0	(1)	(1)
Other transfers (to) from EFILI, net	0	0	2	4	(2)	6
Net increase (decrease) in net assets from contract transactions	(1,607)	2,305	43	(456)	(406)	(392)
Total increase (decrease) in net asset	(1,951)	2,386	(36)	(435)	(467)	(424)
Net Assets:
Beginning of period	6,972	4,586	3,202	3,637	3,738	4,162
End of period	$5,021	$6,972	$3,166	$3,202	$3,271	$3,738

(In thousands)	Subaccounts Investing In:
	WFAF – Advantage VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(11)	$(13)	$113	$234
Net realized gain (loss) on investments	168	(2)	(655)	(148)
Unrealized appreciation (depreciation)	(219)	168	(1,922)	(1,031)
Net increase (decrease) in net assets from operations	(62)	153	(2,464)	(945)
Contract Transactions:
Payments received from contract owners	0	0	296	413
Transfers between sub-accounts and the fixed account, net	(32)	(128)	(2,125)	(645)
Contract benefits	(42)	(28)	(21)	(35)
Contract terminations	(40)	(53)	(228)	(256)
Contract maintenance charges	0	(1)	(1)	(1)
Other transfers (to) from EFILI, net	5	6	0	5
Net increase (decrease) in net assets from contract transactions	(109)	(204)	(2,079)	(519)
Total increase (decrease) in net assets	(171)	(51)	(4,543)	(1,464)
Net Assets:
Beginning of period	1,672	1,723	13,470	14,934
End of period	$1,501	$1,672	$8,927	$13,470

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$68	$4	$1,505	$493	$776	$332	$2,358	$1,088
Net realized gain (loss) on investments	(52)	(50)	12	227	(532)	(573)	417	(181)
Unrealized appreciation (depreciation)	(466)	(370)	(1,454)	(331)	(808)	1,123	(2,652)	1,357
Net increase (decrease) in net assets from operations	(450)	(416)	63	389	(564)	882	123	2,264
Contract Transactions:
Payments received from contract owners	56	33	2,257	823	263	345	663	776
Transfers between sub-accounts and the fixed account, net	(42)	240	(3,382)	(7,430)	(3,988)	(5,552)	(694)	(9,748)
Contract benefits	0	0	(103)	(8)	(3)	(9)	(12)	(20)
Contract terminations	(122)	(123)	(4,039)	(2,881)	(1,575)	(1,082)	(4,022)	(3,079)
Contract maintenance charges	0	0	(1)	(1)	0	0	0	0
Other transfers (to) from EFILI, net	3	(1)	0	0	1	(1)	5	5
Net increase (decrease) in net assets from contract transactions	(105)	149	(5,268)	(9,497)	(5,302)	(6,299)	(4,060)	(12,066)
Total increase (decrease) in net assets	(555)	(267)	(5,205)	(9,108)	(5,866)	(5,417)	(3,937)	(9,802)
Net Assets:
Beginning of period	1,807	2,074	51,190	60,298	25,019	30,436	52,349	62,151
End of period	$1,252	$1,807	$45,985	$51,190	$19,153	$25,019	$48,412	$52,349

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond (b)		FTVIP – Franklin U.S. Gov't Securities (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$302	$705	$1,437	$884	$117	$82
Net realized gain (loss) on investments	2,095	3,528	(181)	(8)	2	(13)
Unrealized appreciation (depreciation)	(2,834)	(3,631)	(2,096)	(640)	(114)	39
Net increase (decrease) in net assets from operations	(437)	602	(840)	236	5	108
Contract Transactions:
Payments received from contract owners	1,360	3,194	248	1,426	143	54
Transfers between sub-accounts and the fixed account, net	1,512	593	(3,346)	1,915	2,415	892
Contract benefits	(21)	(21)	(2)	(1)	0	0
Contract terminations	(1,755)	(391)	(618)	(314)	(68)	(160)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from EFILI, net	1	(2)	(1)	(1)	0	1
Net increase (decrease) in net assets from contract transactions	1,097	3,373	(3,719)	3,025	2,490	787
Total increase (decrease) in net assets	660	3,975	(4,559)	3,261	2,495	895
Net Assets:
Beginning of period	37,821	33,846	20,057	16,796	4,093	3,198
End of period	$38,481	$37,821	$15,498	$20,057	$6,588	$4,093

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, and Fidelity Income Advantage were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")

The Universal Institutional Funds ("UIF")

Wells Fargo Advantage Variable Trust Funds ("WFAF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. (Invesco)

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2014 the following underlying funds were added and commenced operations effective April 30, 2014:

VIP - Floating Rate High Income

VIP - Floating Rate High Income Investor Class

During 2015, the following underlying funds were renamed:

Old Name

VIP - Money Market

VIP - Money Market Investor Class

UIF - Global Tactical Asset Allocation

New Name

VIP - Government Money Market

VIP - Government Money Market Investor Class

UIF - Global Strategist

During 2014, the following underlying funds were renamed:

Old Name

FTVIP Global Bond Securities

FTVIP U.S. Government

New Name

Templeton Global Bond VIP Fund

Franklin U.S. Government Securities VIP Fund

Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

As of December 31, 2015, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $18,237,000 and 597,000 respectively.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2015 or 2014. The Account had no Level 3 activity during 2015 and 2014.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	% - 0.20%	0.50%	0.85	% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials

VIP - Industrials Investor Class

VIP - Utilities

VIP - Utilities Investor Class

VIP - Technology

VIP - Technology Investor Class

VIP - Energy

VIP - Energy Investor Class

VIP - Health Care

VIP - Health Care Investor Class

VIP - Consumer Discretionary

VIP - Consumer Discretionary Investor Class

VIP - Consumer Staples

VIP - Consumer Staples Investor Class

VIP - Materials

VIP - Materials Investor Class

VIP - Telecommunications

VIP - Telecommunications Investor Class

VIP - Financial Services

VIP - Financial Services Investor Class

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2015 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2015:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market (b)	$18,381	$23,503
VIP - Government Money Market Investor Class (b)	79,523	77,155
VIP - High Income	1,383	2,722
VIP - High Income Investor Class	12,727	11,172
VIP - Equity Income	6,286	7,594
VIP - Equity Income Investor Class	8,985	5,276
VIP - Growth	2,165	5,451
VIP - Growth Investor Class	6,682	5,204
VIP - Overseas	3,986	1,389
VIP - Overseas, Class R (c)	202	3,477
VIP - Overseas, Investor Class (b)	8,369	2,722
VIP - Investment Grade Bond	2,239	4,063
VIP - Investment Grade Bond Investor Class	14,181	7,425
VIP - Asset Manager	2,781	3,139
VIP - Asset Manager Investor Class	6,761	2,411
VIP - Index 500	32,113	20,219
VIP - Asset Manager: Growth	302	772
VIP - Asset Manager: Growth Investor Class	2,479	667
VIP - Contrafund	13,216	16,005
VIP - Contrafund Investor Class	27,059	11,433
VIP - Balanced	2,207	2,236
VIP - Balanced Investor Class	41,682	17,777
VIP - Dynamic Capital Appreciation	2,235	610
VIP - Dynamic Capital Appreciation Investor Class	5,532	3,237
VIP - Growth & Income	1,478	2,683
VIP - Growth & Income Investor Class	6,456	5,371
VIP - Growth Opportunities	7,315	2,928
VIP - Growth Opportunities Investor Class	15,418	2,599
VIP - Mid Cap	5,577	5,871
VIP - Mid Cap Investor Class	14,630	6,442
VIP - Value Strategies	551	1,066
VIP - Value Strategies Investor Class	3,261	2,216
VIP - Utilities	460	1,542
VIP - Utilities Investor Class	2,875	4,921
VIP - Technology	1,687	2,758
VIP - Technology Investor Class	8,214	3,729
VIP - Energy	1,668	1,972

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Energy Investor Class	$7,626	$4,765
VIP - Health Care	8,934	9,803
VIP - Heath Care Investor Class	33,879	20,120
VIP - Financial Services	794	854
VIP - Financial Services Investor Class	4,840	1,902
VIP - Industrials	461	972
VIP - Industrials Investor Class	3,921	3,683
VIP - Consumer Discretionary	4,077	928
VIP - Consumer Discretionary Investor Class	10,077	1,879
VIP - Real Estate	2,139	2,487
VIP - Real Estate Investor Class	8,434	7,913
VIP - Strategic Income	681	1,259
VIP - Strategic Income Investor Class	9,090	10,656
VIP - Growth Strategies (c)	337	907
VIP - Growth Strategies Investor Class (c)	1,487	3,238
VIP - International Capital Appreciation (a)	2,291	316
VIP - International Capital Appreciation, Class R (c)	283	2,119
VIP - International Capital Appreciation Investor Class (b)	5,649	1,630
VIP - Value Leaders (c)	52	581
VIP - Value Leaders Investor Class (c)	685	3,232
VIP - Value	1,216	922
VIP - Value Investor Class	7,021	2,436
VIP - Growth Stock (c)	449	3,447
VIP - Growth Stock Investor Class (c)	1,980	10,349
VIP - Freedom Income	125	2,572
VIP - Freedom Income Investor Class	1,192	1,940
VIP - Freedom 2005	8	272
VIP - Freedom 2005 Investor Class	631	317
VIP - Freedom 2010	37	115
VIP - Freedom 2010 Investor Class	312	909
VIP - Freedom 2015	77	350
VIP - Freedom 2015 Investor Class	1,305	2,546
VIP - Freedom 2020	220	163
VIP - Freedom 2020 Investor Class	4,077	3,657
VIP - Freedom 2025	138	283
VIP - Freedom 2025 Investor Class	3,165	3,063
VIP - Freedom 2030	126	121
VIP - Freedom 2030 Investor Class	1,786	1,310
VIP - Freedom Lifetime Income I	60	212
VIP - Freedom Lifetime Income II	23	65
VIP - Freedom Lifetime Income III	692	103
VIP - Disciplined Small Cap	772	419
VIP - Disciplined Small Cap Investor Class	5,840	3,216
VIP - Funds Manager 20%	10,462	11,782
VIP - Funds Manager 50%	20,904	12,597
VIP - Funds Manager 60%	33,112	20,778
VIP - Funds Manager 70%	14,235	8,596
VIP - Funds Manager 85%	8,717	4,738
VIP - Consumer Staples	1,242	562
VIP - Consumer Staples Investor Class	8,774	5,112
VIP - Materials	197	455
VIP - Materials Investor Class	1,626	2,156
VIP - Telecommunications	233	116
VIP - Telecommunications Investor Class	1,065	419
VIP - Emerging Markets (a)	6	454
VIP - Emerging Markets, Class R (c)	469	66
VIP - Emerging Markets Investor (b)	1,537	1,145

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Floating Rate High Income	$345	$235
VIP - Floating Rate High Income Investor Class	5,567	12,960
UIF - Emerging Markets Equity	703	1,911
UIF - Emerging Markets Debt	1,567	3,402
UIF - Global Strategist (b)	739	2,228
Invesco - Van Kampen Global Core Equity	1,046	854
WFAF - Advantage VT Discovery	647	544
WFAF - Advantage VT Opportunity	175	127
Lazard - Retirement Emerging Markets	2,014	3,949
PVIT - Commodity Real Return	316	355
PVIT - Low Duration	10,802	14,565
PVIT - Real Return Portfolio	2,328	6,855
PVIT - Total Return Portfolio	10,412	11,599
Blackrock - Global Allocation V.I.	8,568	5,114
FTVIP - Templeton Global Bond	2,917	5,102
FTVIP - Franklin U.S. Gov't Securities	4,151	1,545

(b)  Fund Name Change. See Note 1.

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2015:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market (b)	22,692	$22,692	$1.00
VIP - Government Money Market Investor Class (b)	69,679	69,679	1.00
VIP - High Income	1,641	19,115	4.95
VIP - High Income Investor Class	7,360	44,043	4.93
VIP - Equity Income	2,114	53,242	20.46
VIP - Equity Income Investor Class	1,522	37,097	20.38
VIP - Growth	652	34,340	65.75
VIP - Growth Investor Class	319	18,484	65.55
VIP - Overseas	501	12,034	19.08
VIP - Overseas, Investor Class (b)	1,016	21,808	19.02
VIP - Investment Grade Bond	1,778	24,100	12.37
VIP - Investment Grade Bond Investor Class	3,790	49,866	12.32
VIP - Asset Manager	1,878	31,881	15.76
VIP - Asset Manager Investor Class	1,518	24,782	15.68
VIP - Index 500	735	134,279	206.43
VIP - Asset Manager: Growth	430	7,363	18.91
VIP - Asset Manager Growth Investor Class	388	6,906	18.82
VIP - Contrafund	3,040	92,805	33.92
VIP - Contrafund Investor Class	3,369	109,998	33.77
VIP - Balanced	840	13,760	16.27
VIP - Balanced Investor Class	10,029	160,481	16.16
VIP - Dynamic Capital Appreciation	337	4,377	12.85
VIP - Dynamic Capital Appreciation Investor Class	1,147	14,933	12.83
VIP - Growth & Income	830	14,429	18.88
VIP - Growth & Income Investor Class	982	18,959	18.82
VIP - Growth Opportunities	407	12,195	31.75
VIP - Growth Opportunities Investor Class	647	21,454	31.60
VIP - Mid Cap	950	32,433	32.65
VIP - Mid Cap Investor Class	1,397	48,819	32.50
VIP - Value Strategies	293	4,213	14.54
VIP - Value Strategies Investor Class	617	8,853	14.47

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Utilities	117	$1,785	$13.18
VIP - Utilities Investor Class	393	6,119	13.11
VIP - Technology	639	7,768	11.91
VIP - Technology Investor Class	1,757	20,972	11.79
VIP - Energy	234	6,445	15.57
VIP - Energy Investor Class	587	14,105	15.55
VIP - Health Care	835	21,090	25.92
VIP - Heath Care Investor Class	2,627	67,857	25.73
VIP - Financial Services	176	2,391	9.74
VIP - Financial Services Investor Class	1,054	10,580	9.71
VIP - Industrials	139	2,781	20.25
VIP - Industrials Investor Class	757	16,151	20.15
VIP - Consumer Discretionary	279	5,093	17.88
VIP - Consumer Discretionary Investor Class	860	15,607	17.84
VIP - Real Estate	239	5,734	19.61
VIP - Real Estate Investor Class	1,033	20,880	19.52
VIP - Strategic Income	648	7,584	10.60
VIP - Strategic Income Investor Class	6,132	72,131	10.57
VIP - International Capital Appreciation (a)	143	1970	13.32
VIP - International Capital Appreciation Investor Class (b)	1,090	14,242	13.22
VIP - Value	190	2,909	13.36
VIP - Value Investor Class	898	13,569	13.35
VIP - Freedom Income	93	1,013	10.78
VIP - Freedom Income Investor Class	297	3,301	10.86
VIP - Freedom 2005	34	400	11.29
VIP - Freedom 2005 Investor Class	263	2,944	10.79
VIP - Freedom 2010	100	1,227	12.15
VIP - Freedom 2010 Investor Class	490	5,479	11.49
VIP - Freedom 2015	249	3,073	12.24
VIP - Freedom 2015 Investor Class	630	7,086	11.34
VIP - Freedom 2020	224	2,739	12.44
VIP - Freedom 2020 Investor Class	1,763	20,003	11.34
VIP - Freedom 2025	86	1,102	12.82
VIP - Freedom 2025 Investor Class	838	10,098	12.04
VIP - Freedom 2030	87	1,134	12.68
VIP - Freedom 2030 Investor Class	867	9,931	11.68
VIP - Freedom Lifetime Income I	188	2,114	10.65
VIP - Freedom Lifetime Income II	63	742	11.47
VIP - Freedom Lifetime Income III	190	2,267	11.59
VIP - Disciplined Small Cap	122	1,894	14.52
VIP - Disciplined Small Cap Investor Class	1,131	17,041	14.48
VIP - Funds Manager 20%	6,053	67,775	11.01
VIP - Funds Manager 50%	9,507	108,538	11.85
VIP - Funds Manager 60%	14,705	151,852	11.06
VIP - Funds Manager 70%	6,784	77,810	12.05
VIP - Funds Manager 85%	2,856	33,267	11.87
VIP - Consumer Staples	131	2,223	18.25
VIP - Consumer Staples Investor Class	1,061	18,314	18.19
VIP - Materials	64	934	12.18
VIP - Materials Investor Class	403	5,928	12.18
VIP - Telecommunications	64	693	10.85
VIP - Telecommunications Investor Class	245	2,670	10.79
VIP - Emerging Markets (a)	42	397	8.14
VIP - Emerging Markets Investor Class (b)	341	3,299	8.11
VIP - Floating Rate High Income	20	202	9.34
VIP - Floating Rate High Income Investor Class	1,384	13,851	9.34

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
UIF - Emerging Markets Equity	467	$10,542	$12.39
UIF - Emerging Markets Debt	1,641	15,289	7.45
UIF - Global Strategist	535	6,665	9.39
Invesco - Van Kampen Global Core Equity	379	3,127	8.35
WFAF - Advantage VT Discovery	126	3,988	25.99
WFAF - Advantage VT Opportunity	60	1,679	25.05
Lazard - Retirement Emerging Markets	576	14,373	15.51
PVIT - Commodity Real Return	181	2,569	6.91
PVIT - Low Duration	4,486	47,909	10.25
PVIT - Real Return Portfolio	1,605	23,237	11.93
PVIT - Total Return Portfolio	4,576	52,775	10.58
Blackrock - Global Allocation V.I.	2,559	43,849	15.04
FTVIP - Templeton Global Bond	981	19,109	15.80
FTVIP - Franklin U.S. Gov't Securities	528	6,844	12.47

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2015 and 2014 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market (b)
Units Issued	1,049	774	0	7
Units Redeemed	(1,276)	(1,005)	(8)	(27)
Net Increase (Decrease)	(227)	(231)	(8)	(20)
VIP - High Income
Units Issued	18	22	0	2
Units Redeemed	(51)	(61)	(5)	(6)
Net Increase (Decrease)	(33)	(39)	(5)	(4)
VIP - Equity-Income
Units Issued	3	5	0	0
Units Redeemed	(72)	(63)	(7)	(10)
Net Increase (Decrease)	(69)	(58)	(7)	(10)
VIP - Growth
Units Issued	11	12	0	0
Units Redeemed	(48)	(59)	(3)	(4)
Net Increase (Decrease)	(37)	(47)	(3)	(4)
VIP - Overseas
Units Issued	74	0	9	0
Units Redeemed	(29)	(23)	(2)	(1)
Net Increase (Decrease)	45	(23)	7	(1)
VIP - Overseas, Class R (c)
Units Issued	10	11	2	0
Units Redeemed	(173)	(27)	(23)	(1)
Net Increase (Decrease)	(163)	(16)	(21)	(1)
VIP - Investment Grade Bond
Units Issued	45	59	0	1
Units Redeemed	(85)	(100)	(14)	(14)
Net Increase (Decrease)	(40)	(41)	(14)	(13)

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Asset Manager
Units Issued	2	9	0	0
Units Redeemed	(47)	(87)	(7)	(9)
Net Increase (Decrease)	(45)	(78)	(7)	(9)
VIP - Index 500
Units Issued	39	57	0	1
Units Redeemed	(108)	(95)	(10)	(11)
Net Increase (Decrease)	(69)	(38)	(10)	(10)
VIP - Asset Manager: Growth
Units Issued	6	5	0	0
Units Redeemed	(17)	(37)	(2)	(2)
Net Increase (Decrease)	(11)	(32)	(2)	(2)
VIP - Contrafund
Units Issued	40	49	2	6
Units Redeemed	(204)	(171)	(13)	(13)
Net Increase (Decrease)	(164)	(122)	(11)	(7)
VIP - Balanced
Units Issued	64	68	0	0
Units Redeemed	(70)	(66)	(13)	(11)
Net Increase (Decrease)	(6)	2	(13)	(11)
VIP - Dynamic Capital Appreciation
Units Issued	74	39	3	7
Units Redeemed	(23)	(40)	(2)	(2)
Net Increase (Decrease)	51	(1)	1	5
VIP - Growth & Income
Units Issued	10	42	0	13
Units Redeemed	(70)	(59)	(16)	(22)
Net Increase (Decrease)	(60)	(17)	(16)	(9)
VIP - Growth Opportunities
Units Issued	233	43	8	3
Units Redeemed	(109)	(86)	(10)	(9)
Net Increase (Decrease)	124	(43)	(2)	(6)
VIP - Mid Cap
Units Issued	33	35	7	2
Units Redeemed	(140)	(219)	(13)	(13)
Net Increase (Decrease)	(107)	(184)	(6)	(11)
VIP - Value Strategies
Units Issued	20	21	1	5
Units Redeemed	(42)	(59)	(2)	(2)
Net Increase (Decrease)	(22)	(38)	(1)	3
VIP - Utilities
Units Issued	15	55	0	2
Units Redeemed	(70)	(39)	(2)	(2)
Net Increase (Decrease)	(55)	16	(2)	0
VIP - Technology
Units Issued	57	137	2	12
Units Redeemed	(115)	(70)	(8)	(3)
Net Increase (Decrease)	(58)	67	(6)	9

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Energy
Units Issued	66	44	1	4
Units Redeemed	(78)	(100)	(10)	(12)
Net Increase (Decrease)	(12)	(56)	(9)	(8)
VIP - Health Care
Units Issued	171	197	4	24
Units Redeemed	(280)	(181)	(7)	(3)
Net Increase (Decrease)	(109)	16	(3)	21
VIP - Financial Services
Units Issued	62	43	0	1
Units Redeemed	(69)	(116)	(1)	(9)
Net Increase (Decrease)	(7)	(73)	(1)	(8)
VIP - Industrials
Units Issued	9	11	1	1
Units Redeemed	(32)	(32)	(2)	(3)
Net Increase (Decrease)	(23)	(21)	(1)	(2)
VIP - Consumer Discretionary
Units Issued	151	13	3	1
Units Redeemed	(38)	(59)	(1)	(3)
Net Increase (Decrease)	113	(46)	2	(2)
VIP - Real Estate
Units Issued	64	42	5	3
Units Redeemed	(82)	(43)	(6)	(8)
Net Increase (Decrease)	(18)	(1)	(1)	(5)
VIP - Strategic Income
Units Issued	29	53	0	0
Units Redeemed	(63)	(102)	(6)	(11)
Net Increase (Decrease)	(34)	(49)	(6)	(11)
VIP - Growth Strategies (c)
Units Issued	9	10	5	0
Units Redeemed	(35)	(16)	(11)	(3)
Net Increase (Decrease)	(26)	(6)	(6)	(3)
VIP - International Capital Appreciation (a)
Units Issued	112		7
Units Redeemed	0		0
Net Increase (Decrease)	112		7
VIP - International Capital Appreciation, Class R (c)
Units Issued	0	48	0	14
Units Redeemed	(103)	(21)	(8)	(15)
Net Increase (Decrease)	(103)	27	(8)	(1)
VIP - Value Leaders (c)
Units Issued	2	7	1	0
Units Redeemed	(28)	(17)	(9)	(1)
Net Increase (Decrease)	(26)	(10)	(8)	(1)
VIP - Value
Units Issued	36	54	7	17
Units Redeemed	(44)	(30)	(6)	(2)
Net Increase (Decrease)	(8)	24	1	15

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Growth Stock (c)
Units Issued	11	100	0	5
Units Redeemed	(149)	(23)	(8)	(2)
Net Increase (Decrease)	(138)	77	(8)	3
VIP - Freedom Income
Units Issued	7	7	0	0
Units Redeemed	(181)	(24)	0	0
Net Increase (Decrease)	(174)	(17)	0	0
VIP - Freedom 2005
Units Issued	0	19	0	0
Units Redeemed	(17)	(9)	0	0
Net Increase (Decrease)	(17)	10	0	0
VIP - Freedom 2010
Units Issued	1	14	0	0
Units Redeemed	(7)	(51)	0	0
Net Increase (Decrease)	(6)	(37)	0	0
VIP - Freedom 2015
Units Issued	0	34	0	0
Units Redeemed	(19)	(62)	0	0
Net Increase (Decrease)	(19)	(28)	0	0
VIP - Freedom 2020
Units Issued	9	9	0	0
Units Redeemed	(9)	(23)	0	0
Net Increase (Decrease)	0	(14)	0	0
VIP - Freedom 2025
Units Issued	9	8	0	0
Units Redeemed	(18)	(5)	0	0
Net Increase (Decrease)	(9)	3	0	0
VIP - Freedom 2030
Units Issued	6	2	0	0
Units Redeemed	(7)	(22)	0	0
Net Increase (Decrease)	(1)	(20)	0	0
VIP - Disciplined Small Cap
Units Issued	40	36	6	3
Units Redeemed	(23)	(136)	(3)	(8)
Net Increase (Decrease)	17	(100)	3	(5)
VIP - FundsManager 20%
Units Issued	28	27	12	1
Units Redeemed	(101)	(75)	(13)	(53)
Net Increase (Decrease)	(73)	(48)	(1)	(52)
VIP - FundsManager 50%
Units Issued	66	48	0	16
Units Redeemed	(35)	(88)	(44)	(34)
Net Increase (Decrease)	31	(40)	(44)	18
VIP - FundsManager 60%
Units Issued	2	22	1	0
Units Redeemed	(41)	(39)	(7)	(9)
Net Increase (Decrease)	(39)	(17)	(6)	(9)
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - FundsManager 70%
Units Issued	16	32	4	0
Units Redeemed	(113)	(128)	(18)	(53)
Net Increase (Decrease)	(97)	(96)	(14)	(53)
VIP - FundsManager 85%
Units Issued	14	56	0	2
Units Redeemed	(66)	(25)	(7)	(8)
Net Increase (Decrease)	(52)	31	(7)	(6)
VIP - Consumer Staples
Units Issued	50	9	2	2
Units Redeemed	(24)	(33)	(3)	(7)
Net Increase (Decrease)	26	(24)	(1)	(5)
VIP - Materials
Units Issued	5	18	0	0
Units Redeemed	(26)	(26)	(1)	(2)
Net Increase (Decrease)	(21)	(8)	(1)	(2)
VIP - Telecommunications
Units Issued	17	28	0	0
Units Redeemed	(8)	(11)	0	(2)
Net Increase (Decrease)	9	17	0	(2)
VIP - Emerging Markets (a)
Units Issued	43		2
Units Redeemed	0		0
Net Increase (Decrease)	43		2
VIP - Emerging Markets, Class R (c)
Units Issued	0	57	0	0
Units Redeemed	(49)	(66)	(3)	0
Net Increase (Decrease)	(49)	(9)	(3)	0
VIP - Floating Rate High Income (a)
Units Issued	36	15	0	2
Units Redeemed	(24)	(7)	(2)	0
Net Increase (Decrease)	12	8	(2)	2
UIF - Emerging Markets Equity
Units Issued	3	2	0	0
Units Redeemed	(20)	(33)	(1)	(3)
Net Increase (Decrease)	(17)	(31)	(1)	(3)
UIF - Emerging Markets Debt
Units Issued	1	3	0	0
Units Redeemed	(15)	(16)	0	(1)
Net Increase (Decrease)	(14)	(13)	0	(1)
UIF - Global Strategist (b)
Units Issued	6	3	0	0
Units Redeemed	(12)	(9)	(1)	(1)
Net Increase (Decrease)	(6)	(6)	(1)	(1)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
Invesco - Van Kampen Global Core Equity
Units Issued	1	2	0	0
Units Redeemed	(4)	(8)	(1)	(1)
Net Increase (Decrease)	(3)	(6)	(1)	(1)
WFAF - Advantage VT Discovery
Units Issued	3	0	0	0
Units Redeemed	(13)	(11)	(1)	(1)
Net Increase (Decrease)	(10)	(11)	(1)	(1)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(2)	(6)	0	(1)
Net Increase (Decrease)	(2)	(6)	0	(1)
Lazard - Retirement Emerging Markets
Units Issued	26	93	0	0
Units Redeemed	(137)	(39)	0	(1)
Net Increase (Decrease)	(111)	54	0	(1)
PVIT - Commodity Real Return
Units Issued	0	0	0	0
Units Redeemed	(4)	0	0	0
Net Increase (Decrease)	(4)	0	0	0
PVIT - Low Duration
Units Issued	25	28	0	0
Units Redeemed	(141)	(109)	0	(1)
Net Increase (Decrease)	(116)	(81)	0	(1)
PVIT - Real Return
Units Issued	12	10	0	0
Units Redeemed	(29)	(35)	0	(1)
Net Increase (Decrease)	(17)	(25)	0	(1)
PVIT - Total Return
Units Issued	38	27	0	0
Units Redeemed	(100)	(123)	(1)	(1)
Net Increase (Decrease)	(62)	(96)	(1)	(1)
Blackrock - Global Allocation V.I.
Units Issued	10	24	0	0
Units Redeemed	(16)	(19)	(1)	(20)
Net Increase (Decrease)	(6)	5	(1)	(20)
FTVIP - Templeton Global Bond (b)
Units Issued	2	28	0	0
Units Redeemed	(7)	(23)	(1)	(1)
Net Increase (Decrease)	(5)	5	(1)	(1)
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	42	32	0	0
Units Redeemed	(27)	(38)	0	0
Net Increase (Decrease)	15	(6)	0	0

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	17,969	18,044	323	471
Units Redeemed	(17,767)	(18,384)	(301)	(471)
Net Increase (Decrease)	202	(340)	22	0
VIP - High Income Investor Class
Units Issued	692	1,036	0	0
Units Redeemed	(728)	(1,535)	0	0
Net Increase (Decrease)	(36)	(499)	0	0
VIP - Equity-Income Investor Class
Units Issued	328	500	0	0
Units Redeemed	(329)	(468)	0	0
Net Increase (Decrease)	(1)	32	0	0
VIP - Growth Investor Class
Units Issued	287	395	0	0
Units Redeemed	(245)	(210)	0	0
Net Increase (Decrease)	42	185	0	0
VIP - Overseas, Investor Class (b)
Units Issued	554	236	0	0
Units Redeemed	(200)	(318)	0	0
Net Increase (Decrease)	354	(82)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	1,073	1,039	0	0
Units Redeemed	(632)	(837)	0	0
Net Increase (Decrease)	441	202	0	0
VIP - Asset Manager Investor Class
Units Issued	292	318	0	0
Units Redeemed	(133)	(146)	0	0
Net Increase (Decrease)	159	172	0	0
VIP - Index 500
Units Issued	1,590	1,739	0	0
Units Redeemed	(909)	(827)	0	0
Net Increase (Decrease)	681	912	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	137	80	0	0
Units Redeemed	(37)	(32)	0	0
Net Increase (Decrease)	100	48	0	0
VIP - Contrafund Investor Class
Units Issued	953	1,040	0	0
Units Redeemed	(687)	(676)	0	0
Net Increase (Decrease)	266	364	0	0
VIP - Balanced Investor Class
Units Issued	1,996	1,352	0	0
Units Redeemed	(717)	(427)	0	0
Net Increase (Decrease)	1,279	925	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	215	305	0	0
Units Redeemed	(155)	(106)	0	0
Net Increase (Decrease)	60	199	0	0

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Growth & Income Investor Class
Units Issued	275	402	0	0
Units Redeemed	(287)	(146)	0	0
Net Increase (Decrease)	(12)	256	0	0
VIP - Growth Opportunities Investor Class
Units Issued	595	229	0	0
Units Redeemed	(135)	(244)	0	0
Net Increase (Decrease)	460	(15)	0	0
VIP - Mid Cap Investor Class
Units Issued	474	462	0	0
Units Redeemed	(327)	(384)	0	0
Net Increase (Decrease)	147	78	0	0
VIP - Value Strategies Investor Class
Units Issued	161	91	0	0
Units Redeemed	(111)	(167)	0	0
Net Increase (Decrease)	50	(76)	0	0
VIP - Utilities Investor Class
Units Issued	131	287	0	0
Units Redeemed	(256)	(138)	0	0
Net Increase (Decrease)	(125)	149	0	0
VIP - Technology Investor Class
Units Issued	352	427	0	0
Units Redeemed	(207)	(173)	0	0
Net Increase (Decrease)	145	254	0	0
VIP - Energy Investor Class
Units Issued	550	413	0	0
Units Redeemed	(380)	(313)	0	0
Net Increase (Decrease)	170	100	0	0
VIP - Health Care Investor Class
Units Issued	804	842	0	0
Units Redeemed	(660)	(497)	0	0
Net Increase (Decrease)	144	345	0	0
VIP - Financial Services Investor Class
Units Issued	338	211	0	0
Units Redeemed	(161)	(143)	0	0
Net Increase (Decrease)	177	68	0	0
VIP - Industrials Investor Class
Units Issued	106	275	0	0
Units Redeemed	(173)	(335)	0	0
Net Increase (Decrease)	(67)	(60)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	408	150	0	0
Units Redeemed	(100)	(328)	0	0
Net Increase (Decrease)	308	(178)	0	0
VIP - Real Estate Investor Class
Units Issued	387	497	0	0
Units Redeemed	(406)	(266)	0	0
Net Increase (Decrease)	(19)	231	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Strategic Income Investor Class
Units Issued	552	1,227	0	0
Units Redeemed	(767)	(1,101)	0	0
Net Increase (Decrease)	(215)	126	0	0
VIP - Growth Strategies Investor Class (c)
Units Issued	67	54	0	0
Units Redeemed	(165)	(33)	0	0
Net Increase (Decrease)	(98)	21	0	0
VIP - International Capital Appreciation, Investor Class (b)
Units Issued	332	318	0	0
Units Redeemed	(102)	(82)	0	0
Net Increase (Decrease)	230	236	0	0
VIP - Value Leaders Investor Class (c)
Units Issued	41	38	0	0
Units Redeemed	(185)	(50)	0	0
Net Increase (Decrease)	(144)	(12)	0	0
VIP - Value Investor Class
Units Issued	258	185	0	0
Units Redeemed	(131)	(76)	0	0
Net Increase (Decrease)	127	109	0	0
VIP - Growth Stock Investor Class (c)
Units Issued	46	174	0	0
Units Redeemed	(438)	(76)	0	0
Net Increase (Decrease)	(392)	98	0	0
VIP - Freedom Income Investor Class
Units Issued	79	66	0	0
Units Redeemed	(133)	(85)	0	0
Net Increase (Decrease)	(54)	(19)	0	0
VIP - Freedom 2005 Investor Class
Units Issued	40	60	0	0
Units Redeemed	(21)	(72)	0	0
Net Increase (Decrease)	19	(12)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	13	21	0	0
Units Redeemed	(54)	(56)	0	0
Net Increase (Decrease)	(41)	(35)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	70	63	0	0
Units Redeemed	(160)	(67)	0	0
Net Increase (Decrease)	(90)	(4)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	237	291	0	0
Units Redeemed	(212)	(238)	0	0
Net Increase (Decrease)	25	53	0	0
VIP - Freedom 2025 Investor Class
Units Issued	156	143	0	0
Units Redeemed	(164)	(15)	0	0
Net Increase (Decrease)	(8)	128	0	0

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Freedom 2030 Investor Class
Units Issued	93	89	0	0
Units Redeemed	(65)	(19)	0	0
Net Increase (Decrease)	28	70	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	0	1
Units Redeemed	0	0	(13)	(10)
Net Increase (Decrease)	0	0	(13)	(9)
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	15
Units Redeemed	0	0	(3)	(4)
Net Increase (Decrease)	0	0	(3)	11
VIP - Freedom Lifetime Income III
Units Issued	0	0	38	33
Units Redeemed	0	0	(5)	(4)
Net Increase (Decrease)	0	0	33	29
VIP - Disciplined Small Cap Investor Class
Units Issued	323	280	0	0
Units Redeemed	(199)	(366)	0	0
Net Increase (Decrease)	124	(86)	0	0
VIP - FundsManager 20%
Units Issued	542	819	11	0
Units Redeemed	(785)	(686)	(2)	(3)
Net Increase (Decrease)	(243)	133	9	(3)
VIP - FundsManager 50%
Units Issued	1,058	1,274	71	86
Units Redeemed	(823)	(1,016)	(14)	(10)
Net Increase (Decrease)	235	258	57	76
VIP - FundsManager 60%
Units Issued	1,265	1,178	96	173
Units Redeemed	(643)	(759)	(22)	(14)
Net Increase (Decrease)	622	419	74	159
VIP - FundsManager 70%
Units Issued	727	809	17	68
Units Redeemed	(417)	(908)	(5)	0
Net Increase (Decrease)	310	(99)	12	68
VIP - FundsManager 85%
Units Issued	415	551	0	0
Units Redeemed	(221)	(373)	(4)	(4)
Net Increase (Decrease)	194	178	(4)	(4)
VIP - Consumer Staples Investor Class
Units Issued	390	272	0	0
Units Redeemed	(277)	(275)	0	0
Net Increase (Decrease)	113	(3)	0	0
VIP - Materials Investor Class
Units Issued	48	164	0	0
Units Redeemed	(112)	(107)	0	0
Net Increase (Decrease)	(64)	57	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Telecommunications Investor Class
Units Issued	79	58	0	0
Units Redeemed	(33)	(56)	0	0
Net Increase (Decrease)	46	2	0	0
VIP - Emerging Markets Investor Class (b)
Units Issued	161	156	0	0
Units Redeemed	(126)	(130)	0	0
Net Increase (Decrease)	35	26	0	0
VIP - Floating Rate High Income Investor Class (a)
Units Issued	522	2,353	0	0
Units Redeemed	(1,304)	(266)	0	0
Net Increase (Decrease)	(782)	2,087	0	0
UIF - Emerging Markets Equity
Units Issued	49	111	0	0
Units Redeemed	(118)	(160)	0	0
Net Increase (Decrease)	(69)	(49)	0	0
UIF - Emerging Market Debt
Units Issued	65	128	0	0
Units Redeemed	(219)	(362)	0	0
Net Increase (Decrease)	(154)	(234)	0	0
UIF - Global Strategist (b)
Units Issued	37	263	0	0
Units Redeemed	(142)	(96)	0	0
Net Increase (Decrease)	(105)	167	0	0
Invesco - Van Kampen Global Core Equity
Units Issued	64	35	0	0
Units Redeemed	(57)	(58)	0	0
Net Increase (Decrease)	7	(23)	0	0
Lazard - Retirement Emerging Markets
Units Issued	130	186	0	0
Units Redeemed	(165)	(299)	0	0
Net Increase (Decrease)	(35)	(113)	0	0
PVIT - Commodity Real Return
Units Issued	38	129	0	0
Units Redeemed	(51)	(111)	0	0
Net Increase (Decrease)	(13)	18	0	0
PVIT - Low Duration
Units Issued	913	1,199	0	0
Units Redeemed	(1,261)	(1,981)	0	0
Net Increase (Decrease)	(348)	(782)	0	0
PVIT - Real Return
Units Issued	123	249	0	0
Units Redeemed	(549)	(739)	0	0
Net Increase (Decrease)	(426)	(490)	0	0
PVIT - Total Return
Units Issued	622	466	0	0
Units Redeemed	(880)	(1,366)	0	0
Net Increase (Decrease)	(258)	(900)	0	0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
Blackrock - Global Allocation V.I.
Units Issued	570	917	0	0
Units Redeemed	(471)	(617)	0	0
Net Increase (Decrease)	99	300	0	0
FTVIP - Templeton Global Bond (b)
Units Issued	126	584	0	0
Units Redeemed	(465)	(319)	0	0
Net Increase (Decrease)	(339)	265	0	0
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	355	142	0	0
Units Redeemed	(128)	(59)	0	0
Net Increase (Decrease)	227	83	0	0

(b)  Fund Name Change. See Note 1.

	Fidelity Growth and Guaranteed Income
(in thousands)	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	281	174
Units Redeemed	(282)	(213)
Net Increase (Decrease)	(1)	(39)
VIP - Balanced Investor Class
Units Issued	5	132
Units Redeemed	(396)	(394)
Net Increase (Decrease)	(391)	(262)
VIP - FundsManager 60%
Units Issued	0	0
Units Redeemed	(601)	(811)
Net Increase (Decrease)	(601)	(811)

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2015	1,085	$20.94	$20.25	$22,686	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2014	1,320	$21.11	$20.45	$27,814	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	1,570	$21.27	$20.66	$33,367	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	1,714	$21.44	$20.86	$36,691	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	2,119	$21.58	$21.04	$45,663	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
VIP - Government Money Market Investor Class
2015	6,540	$9.98	$9.17	$69,678	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2014	6,317	$9.99	$9.30	$67,310	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	6,696	$10.00	$9.43	$72,170	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	5,355	$10.01	$9.56	$58,260	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	5,489	$10.01	$9.69	$60,212	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
VIP - High Income
2015	180	$45.42	$43.92	$8,127	0.80%	1.00%	6.01%	(4.40%)	(4.59%)
2014	218	$47.51	$46.04	$10,302	0.80%	1.00%	5.11%	0.35%	0.14%
2013	261	$47.34	$45.97	$12,299	0.80%	1.00%	5.30%	5.10%	4.89%
2012	329	$45.05	$43.83	$14,762	0.80%	1.00%	5.74%	13.31%	13.08%
2011	352	$39.76	$38.76	$13,895	0.80%	1.00%	6.63%	3.20%	2.99%
VIP - High Income Investor Class
2015	2,417	$12.86	$16.96	$36,282	0.10%	0.25%	6.34%	(3.77%)	(3.92%)
2014	2,453	$13.37	$21.12	$38,611	0.10%	0.25%	4.86%	1.02%	0.87%
2013	2,952	$13.23	$20.93	$46,117	0.10%	0.25%	5.93%	5.84%	5.69%
2012	3,002	$12.50	$19.81	$43,721	0.10%	0.25%	6.78%	14.15%	13.98%
2011	1,621	$10.95	$17.38	$21,871	0.10%	0.25%	7.35%	3.72%	3.56%
VIP - Equity-Income
2015	490	$88.60	$85.68	$43,262	0.80%	1.00%	3.06%	(4.73%)	(4.92%)
2014	566	$93.00	$90.11	$52,521	0.80%	1.00%	2.77%	7.85%	7.63%
2013	635	$86.23	$83.72	$54,533	0.80%	1.00%	2.51%	27.12%	26.87%
2012	689	$67.83	$65.99	$46,618	0.80%	1.00%	3.06%	16.36%	16.13%
2011	779	$58.29	$56.83	$45,260	0.80%	1.00%	2.43%	0.17%	(0.04%)
VIP - Equity-Income Investor Class
2015	1,762	$18.37	$16.47	$31,025	0.10%	0.25%	3.21%	(4.11%)	(4.26%)
2014	1,763	$19.16	$28.41	$32,602	0.10%	0.25%	2.94%	8.52%	8.36%
2013	1,731	$17.66	$26.22	$29,387	0.10%	0.25%	2.77%	27.86%	27.67%
2012	1,297	$13.81	$20.53	$17,105	0.10%	0.25%	3.32%	17.15%	16.97%
2011	1,101	$11.79	$17.56	$12,388	0.10%	0.25%	2.60%	0.79%	0.64%
VIP - Growth
2015	381	$112.69	$108.98	$42,883	0.80%	1.00%	0.25%	6.32%	6.10%
2014	421	$105.99	$102.71	$44,567	0.80%	1.00%	0.18%	10.41%	10.18%
2013	472	$96.00	$93.21	$45,247	0.80%	1.00%	0.29%	35.25%	34.97%
2012	524	$70.98	$69.06	$37,094	0.80%	1.00%	0.59%	13.77%	13.54%
2011	576	$62.39	$60.83	$35,842	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
VIP - Growth Investor Class
2015	951	$22.65	$21.16	$20,936	0.10%	0.25%	0.21%	6.98%	6.82%
2014	909	$21.17	$30.65	$18,762	0.10%	0.25%	0.14%	11.09%	10.93%
2013	724	$19.06	$27.63	$13,480	0.10%	0.25%	0.24%	36.08%	35.88%
2012	683	$14.00	$20.34	$9,323	0.10%	0.25%	0.55%	14.46%	14.29%
2011	650	$12.23	$17.79	$7,802	0.10%	0.25%	0.31%	0.04%	(0.11%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2015	214	$44.68	$43.21	$9,569	0.80%	1.00%	1.47%	2.80%	2.59%
2014	162	$43.46	$42.12	$7,033	0.80%	1.00%	1.30%	(8.81%)	(9.00%)
2013	186	$47.66	$46.28	$8,830	0.80%	1.00%	1.38%	29.39%	29.13%
2012	202	$36.84	$35.84	$7,417	0.80%	1.00%	1.96%	19.77%	19.53%
2011	222	$30.76	$29.98	$6,818	0.80%	1.00%	1.31%	(17.83%)	(17.99%)
VIP - Overseas, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	184	$16.33	$15.98	$2,992	0.80%	1.00%	1.30%	(8.83%)	(9.02%)
2013	201	$17.91	$17.57	$3,603	0.80%	1.00%	1.33%	29.41%	29.15%
2012	219	$13.84	$13.60	$3,029	0.80%	1.00%	1.85%	19.74%	19.50%
2011	281	$11.56	$11.38	$3,238	0.80%	1.00%	1.31%	(17.81%)	(17.97%)
VIP - Overseas, Investor Class (b)
2015	1,295	$14.59	$14.83	$19,332	0.10%	0.25%	1.44%	3.45%	3.29%
2014	941	$14.10	$19.54	$13,665	0.10%	0.25%	1.22%	(8.26%)	(8.40%)
2013	1,023	$15.37	$21.33	$16,304	0.10%	0.25%	1.55%	30.27%	30.07%
2012	794	$11.80	$16.40	$9,729	0.10%	0.25%	1.99%	20.51%	20.33%
2011	850	$9.79	$13.63	$8,704	0.10%	0.25%	1.35%	(17.37%)	(17.49%)
VIP - Investment Grade Bond
2015	549	$40.31	$38.99	$22,001	0.80%	1.00%	2.50%	(1.39%)	(1.59%)
2014	603	$40.88	$39.62	$24,540	0.80%	1.00%	2.12%	4.98%	4.77%
2013	657	$38.94	$37.81	$25,442	0.80%	1.00%	2.11%	(2.56%)	(2.76%)
2012	866	$39.97	$38.88	$34,472	0.80%	1.00%	2.27%	5.05%	4.83%
2011	969	$38.05	$37.09	$36,717	0.80%	1.00%	3.29%	6.48%	6.26%
VIP - Investment Grade Bond Investor Class
2015	3,416	$11.63	$15.08	$46,694	0.10%	0.25%	2.65%	(0.81%)	(0.96%)
2014	2,975	$11.72	$15.07	$41,581	0.10%	0.25%	2.42%	5.72%	5.57%
2013	2,773	$11.09	$14.28	$36,803	0.10%	0.25%	1.90%	(1.84%)	(1.99%)
2012	4,066	$11.30	$14.57	$55,114	0.10%	0.25%	2.48%	5.70%	5.54%
2011	3,516	$10.69	$13.80	$46,042	0.10%	0.25%	3.68%	7.14%	6.98%
VIP - Asset Manager
2015	567	$52.32	$50.59	$29,602	0.80%	1.00%	1.53%	(0.66%)	(0.86%)
2014	619	$52.66	$51.03	$32,548	0.80%	1.00%	1.44%	4.99%	4.77%
2013	707	$50.16	$48.70	$35,403	0.80%	1.00%	1.57%	14.78%	14.55%
2012	769	$43.70	$42.52	$33,575	0.80%	1.00%	1.50%	11.58%	11.35%
2011	858	$39.17	$38.18	$33,530	0.80%	1.00%	1.90%	(3.34%)	(3.53%)
VIP - Asset Manager Investor Class
2015	1,445	$14.77	$17.30	$23,806	0.10%	0.25%	1.55%	(0.03%)	(0.18%)
2014	1,286	$14.78	$20.90	$21,456	0.10%	0.25%	1.56%	5.63%	5.47%
2013	1,114	$13.99	$19.82	$18,012	0.10%	0.25%	1.70%	15.51%	15.33%
2012	857	$12.11	$17.18	$12,523	0.10%	0.25%	1.44%	12.33%	12.16%
2011	958	$10.78	$15.32	$12,517	0.10%	0.25%	1.80%	(2.82%)	(2.97%)
VIP - Index 500
2015	5,724	$20.75	$59.75	$151,830	0.10%	1.00%	2.06%	1.23%	0.32%
2014	5,122	$20.50	$59.56	$141,224	0.10%	1.00%	1.80%	13.46%	12.43%
2013	4,258	$18.07	$52.97	$111,019	0.10%	1.00%	2.09%	32.11%	30.92%
2012	3,305	$13.68	$40.46	$72,693	0.10%	1.00%	2.22%	15.80%	14.75%
2011	2,976	$11.81	$35.26	$60,667	0.10%	1.00%	1.94%	1.94%	1.02%
VIP - Asset Manager: Growth
2015	235	$34.74	$33.59	$8,129	0.80%	1.00%	1.18%	(0.72%)	(0.92%)
2014	248	$34.99	$33.91	$8,681	0.80%	1.00%	1.01%	5.03%	4.82%
2013	283	$33.32	$32.35	$9,407	0.80%	1.00%	1.09%	21.43%	21.19%
2012	284	$27.44	$26.69	$7,776	0.80%	1.00%	1.41%	14.52%	14.29%
2011	312	$23.96	$23.35	$7,465	0.80%	1.00%	1.58%	(6.92%)	(7.11%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth Investor Class
2015	416	$16.02	$17.54	$7,294	0.10%	0.25%	1.24%	(0.09%)	(0.24%)
2014	316	$16.04	$23.40	$5,618	0.10%	0.25%	1.12%	5.68%	5.53%
2013	268	$15.17	$22.17	$4,515	0.10%	0.25%	1.00%	22.18%	22.00%
2012	267	$12.42	$18.17	$3,673	0.10%	0.25%	1.31%	15.31%	15.13%
2011	325	$10.77	$15.79	$3,873	0.10%	0.25%	1.57%	(6.37%)	(6.51%)
VIP - Contrafund
2015	1,390	$74.36	$71.91	$103,102	0.80%	1.00%	1.01%	(0.13%)	(0.34%)
2014	1,565	$74.46	$72.16	$116,160	0.80%	1.00%	0.95%	11.05%	10.82%
2013	1,694	$67.06	$65.11	$113,340	0.80%	1.00%	1.07%	30.24%	29.97%
2012	1,844	$51.49	$50.09	$94,757	0.80%	1.00%	1.32%	15.48%	15.25%
2011	2,061	$44.59	$43.47	$91,715	0.80%	1.00%	0.98%	(3.30%)	(3.50%)
VIP - Contrafund Investor Class
2015	5,431	$19.65	$20.80	$113,767	0.10%	0.25%	1.00%	0.49%	0.34%
2014	5,165	$19.55	$29.87	$108,381	0.10%	0.25%	0.95%	11.74%	11.57%
2013	4,801	$17.49	$26.77	$91,008	0.10%	0.25%	1.06%	31.02%	30.83%
2012	4,370	$13.35	$20.46	$63,804	0.10%	0.25%	1.34%	16.22%	16.05%
2011	4,012	$11.49	$17.63	$50,778	0.10%	0.25%	0.97%	(2.71%)	(2.86%)
VIP - Balanced
2015	492	$27.90	$26.98	$13,680	0.80%	1.00%	1.55%	(0.21%)	(0.42%)
2014	511	$27.96	$27.09	$14,226	0.80%	1.00%	1.57%	9.38%	9.16%
2013	520	$25.56	$24.82	$13,242	0.80%	1.00%	1.51%	18.70%	18.46%
2012	577	$21.54	$20.95	$12,368	0.80%	1.00%	1.70%	14.14%	13.91%
2011	638	$18.87	$18.39	$11,989	0.80%	1.00%	1.56%	(4.38%)	(4.58%)
VIP - Balanced Investor Class
2015	9,297	$16.87	$24.82	$162,070	0.10%	1.40%	1.53%	0.42%	(0.89%)
2014	8,409	$16.80	$25.04	$144,595	0.10%	1.40%	1.54%	10.07%	8.64%
2013	7,746	$15.26	$23.05	$119,875	0.10%	1.40%	1.60%	19.42%	17.87%
2012	7,230	$12.78	$19.56	$92,718	0.10%	1.40%	1.65%	14.87%	13.37%
2011	7,406	$11.13	$17.25	$82,334	0.10%	1.40%	1.57%	(3.81%)	(5.06%)
VIP - Dynamic Capital Appreciation
2015	164	$26.47	$25.82	$4,333	0.80%	1.00%	0.91%	0.49%	0.28%
2014	112	$26.34	$25.75	$2,924	0.80%	1.00%	0.45%	10.04%	9.82%
2013	108	$23.94	$23.44	$2,580	0.80%	1.00%	0.40%	37.43%	37.15%
2012	76	$17.42	$17.09	$1,327	0.80%	1.00%	0.84%	21.74%	21.49%
2011	47	$14.31	$14.07	$671	0.80%	1.00%	0.19%	(3.46%)	(3.66%)
VIP - Dynamic Capital Appreciation Investor Class
2015	654	$21.59	$22.70	$14,721	0.10%	0.25%	0.83%	1.12%	0.96%
2014	594	$21.36	$33.96	$13,254	0.10%	0.25%	0.47%	10.68%	10.51%
2013	395	$19.29	$30.73	$8,103	0.10%	0.25%	0.39%	38.38%	38.17%
2012	184	$13.94	$22.24	$2,775	0.10%	0.25%	0.70%	22.39%	22.21%
2011	126	$11.39	$18.20	$1,595	0.10%	0.25%	0.21%	(2.74%)	(2.89%)
VIP - Growth & Income
2015	522	$30.12	$29.13	$15,683	0.80%	1.00%	2.01%	(3.05%)	(3.25%)
2014	598	$31.07	$30.11	$18,492	0.80%	1.00%	1.76%	9.59%	9.37%
2013	624	$28.35	$27.53	$17,623	0.80%	1.00%	1.90%	32.50%	32.23%
2012	648	$21.40	$20.82	$13,809	0.80%	1.00%	2.28%	17.61%	17.37%
2011	686	$18.19	$17.74	$12,443	0.80%	1.00%	1.74%	0.80%	0.59%
VIP - Growth & Income Investor Class
2015	934	$20.40	$19.04	$18,484	0.10%	0.25%	2.01%	(2.42%)	(2.57%)
2014	946	$20.91	$28.72	$19,283	0.10%	0.25%	2.10%	10.22%	10.06%
2013	690	$18.97	$26.10	$12,806	0.10%	0.25%	2.27%	33.38%	33.18%
2012	414	$14.22	$19.60	$5,725	0.10%	0.25%	2.39%	18.34%	18.16%
2011	377	$12.02	$16.58	$4,410	0.10%	0.25%	2.09%	1.43%	1.28%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities
2015	515	$25.18	$24.35	$12,932	0.80%	1.00%	0.22%	4.76%	4.55%
2014	393	$24.04	$23.29	$9,406	0.80%	1.00%	0.22%	11.30%	11.08%
2013	442	$21.60	$20.97	$9,517	0.80%	1.00%	0.32%	36.80%	36.52%
2012	468	$15.79	$15.36	$7,359	0.80%	1.00%	0.41%	18.65%	18.41%
2011	459	$13.31	$12.97	$6,084	0.80%	1.00%	0.16%	1.48%	1.28%
VIP - Growth Opportunities Investor Class
2015	875	$24.16	$21.63	$20,448	0.10%	0.25%	0.16%	5.44%	5.28%
2014	415	$22.92	$38.05	$9,184	0.10%	0.25%	0.14%	11.98%	11.81%
2013	430	$20.46	$34.03	$8,341	0.10%	0.25%	0.28%	37.63%	37.43%
2012	438	$14.87	$24.76	$6,191	0.10%	0.25%	0.36%	19.42%	19.24%
2011	326	$12.45	$20.77	$3,863	0.10%	0.25%	0.13%	2.08%	1.93%
VIP - Mid Cap
2015	840	$37.09	$35.93	$30,973	0.80%	1.00%	0.48%	(2.18%)	(2.38%)
2014	953	$37.91	$36.81	$35,963	0.80%	1.00%	0.24%	5.44%	5.22%
2013	1,148	$35.96	$34.98	$41,172	0.80%	1.00%	0.51%	35.14%	34.87%
2012	1,149	$26.61	$25.94	$30,497	0.80%	1.00%	0.60%	13.91%	13.68%
2011	1,344	$23.36	$22.82	$31,317	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
VIP - Mid Cap Investor Class
2015	2,271	$16.87	$21.53	$45,395	0.10%	0.25%	0.44%	(1.57%)	(1.72%)
2014	2,124	$17.13	$30.58	$43,398	0.10%	0.25%	0.19%	6.10%	5.94%
2013	2,046	$16.15	$28.86	$40,271	0.10%	0.25%	0.47%	35.94%	35.74%
2012	1,781	$11.88	$21.26	$26,493	0.10%	0.25%	0.55%	14.63%	14.45%
2011	1,795	$10.36	$18.58	$23,817	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
VIP - Value Strategies
2015	187	$22.78	$22.22	$4,262	0.80%	1.00%	1.13%	(3.76%)	(3.96%)
2014	210	$23.67	$23.14	$4,958	0.80%	1.00%	0.99%	5.94%	5.73%
2013	245	$22.34	$21.89	$5,469	0.80%	1.00%	0.89%	29.45%	29.19%
2012	261	$17.26	$16.94	$4,503	0.80%	1.00%	0.62%	26.26%	26.00%
2011	282	$13.67	$13.45	$3,852	0.80%	1.00%	0.92%	(9.54%)	(9.72%)
VIP - Value Strategies Investor Class
2015	456	$18.86	$18.66	$8,934	0.10%	0.25%	1.31%	(3.17%)	(3.31%)
2014	406	$19.47	$40.36	$8,265	0.10%	0.25%	0.94%	6.56%	6.40%
2013	482	$18.28	$37.93	$9,291	0.10%	0.25%	0.94%	30.32%	30.12%
2012	407	$14.02	$29.15	$5,965	0.10%	0.25%	0.62%	27.08%	26.89%
2011	338	$11.04	$22.97	$3,932	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
VIP - Utilities
2015	79	$19.70	$19.13	$1,525	0.80%	1.00%	2.00%	(11.43%)	(11.61%)
2014	136	$22.24	$21.65	$2,993	0.80%	1.00%	1.77%	20.80%	20.56%
2013	120	$18.41	$17.96	$2,199	0.80%	1.00%	2.25%	20.05%	19.81%
2012	152	$15.34	$14.99	$2,339	0.80%	1.00%	2.58%	6.54%	6.32%
2011	148	$14.39	$14.09	$2,119	0.80%	1.00%	1.97%	12.30%	12.07%
VIP - Utilities Investor Class
2015	275	$16.63	$20.35	$5,156	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	400	$18.66	$23.30	$8,449	0.10%	0.25%	1.93%	21.52%	21.34%
2013	251	$15.36	$19.20	$4,438	0.10%	0.25%	2.47%	20.80%	20.62%
2012	236	$12.71	$15.92	$3,450	0.10%	0.25%	2.60%	7.25%	7.09%
2011	298	$11.85	$14.86	$4,136	0.10%	0.25%	3.06%	13.00%	12.83%
VIP - Technology
2015	330	$23.12	$22.46	$7,615	0.80%	1.00%	0.13%	5.42%	5.20%
2014	394	$21.94	$21.35	$8,604	0.80%	1.00%	0.11%	11.01%	10.79%
2013	318	$19.76	$19.27	$6,278	0.80%	1.00%	0.15%	26.79%	26.53%
2012	422	$15.59	$15.23	$6,565	0.80%	1.00%	—	16.57%	16.34%
2011	430	$13.37	$13.09	$5,742	0.80%	1.00%	—	(10.50%)	(10.68%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology Investor Class
2015	875	$19.85	$25.82	$20,713	0.10%	0.25%	0.09%	5.98%	5.82%
2014	730	$18.73	$43.53	$16,246	0.10%	0.25%	0.05%	11.75%	11.58%
2013	476	$16.76	$39.01	$9,919	0.10%	0.25%	0.11%	27.60%	27.41%
2012	441	$13.14	$30.62	$7,234	0.10%	0.25%	—	17.40%	17.22%
2011	471	$11.19	$26.12	$6,777	0.10%	0.25%	—	(10.01%)	(10.15%)
VIP - Energy
2015	175	$20.87	$20.27	$3,654	0.80%	1.00%	1.13%	(21.18%)	(21.34%)
2014	196	$26.47	$25.77	$5,170	0.80%	1.00%	0.75%	(13.30%)	(13.47%)
2013	260	$30.53	$29.78	$7,937	0.80%	1.00%	0.92%	23.49%	23.24%
2012	309	$24.73	$24.16	$7,606	0.80%	1.00%	0.92%	4.15%	3.94%
2011	413	$23.74	$23.25	$9,773	0.80%	1.00%	1.01%	(5.75%)	(5.94%)
VIP - Energy Investor Class
2015	751	$11.23	$12.55	$9,125	0.10%	0.25%	1.33%	(20.66%)	(20.78%)
2014	581	$14.16	$21.09	$8,893	0.10%	0.25%	0.87%	(12.73%)	(12.86%)
2013	481	$16.22	$24.21	$8,463	0.10%	0.25%	0.86%	24.26%	24.07%
2012	492	$13.06	$19.51	$7,089	0.10%	0.25%	0.92%	4.81%	4.65%
2011	570	$12.46	$18.64	$7,976	0.10%	0.25%	0.94%	(5.19%)	(5.33%)
VIP - Health Care
2015	544	$39.82	$38.68	$21,655	0.80%	1.00%	—	5.52%	5.30%
2014	656	$37.74	$36.73	$24,728	0.80%	1.00%	—	31.77%	31.50%
2013	619	$28.64	$27.93	$17,733	0.80%	1.00%	—	54.88%	54.57%
2012	471	$18.49	$18.07	$8,700	0.80%	1.00%	0.52%	19.84%	19.59%
2011	352	$15.43	$15.11	$5,426	0.80%	1.00%	—	7.44%	7.23%
VIP - Health Care Investor Class
2015	1,881	$34.23	$35.75	$67,602	0.10%	0.25%	—	6.18%	6.02%
2014	1,737	$32.24	$47.29	$59,142	0.10%	0.25%	—	32.59%	32.39%
2013	1,392	$24.31	$35.72	$35,827	0.10%	0.25%	—	55.85%	55.62%
2012	588	$15.60	$22.95	$9,783	0.10%	0.25%	0.38%	20.55%	20.37%
2011	491	$12.94	$19.07	$6,786	0.10%	0.25%	—	8.15%	7.99%
VIP - Financial Services
2015	141	$12.16	$11.81	$1,718	0.80%	1.00%	1.13%	(4.46%)	(4.66%)
2014	149	$12.73	$12.39	$1,886	0.80%	1.00%	0.97%	9.99%	9.77%
2013	230	$11.57	$11.28	$2,659	0.80%	1.00%	1.22%	32.79%	32.52%
2012	169	$8.71	$8.52	$1,472	0.80%	1.00%	1.29%	27.51%	27.25%
2011	131	$6.83	$6.69	$898	0.80%	1.00%	0.39%	(21.10%)	(21.26%)
VIP - Financial Services Investor Class
2015	756	$16.62	$10.38	$10,233	0.10%	0.25%	1.23%	(3.78%)	(3.92%)
2014	579	$17.27	$27.12	$7,834	0.10%	0.25%	1.23%	10.64%	10.48%
2013	511	$15.61	$24.55	$6,233	0.10%	0.25%	1.33%	33.60%	33.40%
2012	345	$11.68	$18.40	$2,999	0.10%	0.25%	1.28%	28.23%	28.04%
2011	231	$9.11	$14.37	$1,610	0.10%	0.25%	0.31%	(20.55%)	(20.66%)
VIP - Industrials
2015	79	$35.44	$34.42	$2,822	0.80%	1.00%	0.82%	(2.67%)	(2.87%)
2014	103	$36.41	$35.43	$3,736	0.80%	1.00%	0.79%	5.36%	5.14%
2013	126	$34.56	$33.70	$4,360	0.80%	1.00%	0.90%	38.68%	38.40%
2012	124	$24.92	$24.35	$3,080	0.80%	1.00%	1.05%	18.86%	18.62%
2011	152	$20.96	$20.53	$3,174	0.80%	1.00%	0.74%	(5.41%)	(5.60%)
VIP - Industrials Investor Class
2015	685	$20.12	$25.52	$15,246	0.10%	0.25%	0.82%	(2.07%)	(2.21%)
2014	752	$20.55	$36.20	$16,984	0.10%	0.25%	0.78%	6.05%	5.89%
2013	812	$19.37	$34.19	$17,353	0.10%	0.25%	1.03%	39.58%	39.37%
2012	420	$13.88	$24.53	$6,455	0.10%	0.25%	1.27%	19.53%	19.35%
2011	497	$11.61	$20.55	$6,585	0.10%	0.25%	1.08%	(4.79%)	(4.94%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Discretionary
2015	202	$24.70	$23.99	$4,985	0.80%	1.00%	0.93%	3.87%	3.66%
2014	87	$23.77	$23.14	$2,065	0.80%	1.00%	0.42%	8.76%	8.54%
2013	135	$21.86	$21.32	$2,937	0.80%	1.00%	0.17%	39.97%	39.69%
2012	58	$15.62	$15.26	$899	0.80%	1.00%	0.37%	20.69%	20.44%
2011	42	$12.94	$12.67	$547	0.80%	1.00%	0.30%	(2.53%)	(2.73%)
VIP - Consumer Discretionary Investor Class
2015	646	$23.24	$23.36	$15,336	0.10%	0.25%	0.57%	4.56%	4.40%
2014	338	$22.23	$40.45	$7,746	0.10%	0.25%	0.38%	9.47%	9.31%
2013	516	$20.30	$37.01	$10,728	0.10%	0.25%	0.11%	40.91%	40.70%
2012	178	$14.41	$26.30	$2,605	0.10%	0.25%	0.35%	21.33%	21.14%
2011	101	$11.88	$21.71	$1,288	0.10%	0.25%	0.48%	(1.86%)	(2.00%)
VIP - Real Estate
2015	142	$33.00	$32.19	$4,694	0.80%	1.00%	1.72%	2.88%	2.67%
2014	161	$32.07	$31.35	$5,144	0.80%	1.00%	1.88%	29.14%	28.88%
2013	166	$24.84	$24.33	$4,119	0.80%	1.00%	1.54%	1.01%	0.81%
2012	206	$24.59	$24.13	$5,057	0.80%	1.00%	1.15%	17.62%	17.38%
2011	183	$20.91	$20.56	$3,829	0.80%	1.00%	1.13%	7.22%	7.01%
VIP - Real Estate Investor Class
2015	967	$18.96	$21.61	$20,163	0.10%	0.25%	1.82%	3.54%	3.38%
2014	986	$18.31	$44.58	$19,888	0.10%	0.25%	2.04%	29.89%	29.70%
2013	755	$14.10	$34.37	$11,765	0.10%	0.25%	1.61%	1.71%	1.55%
2012	620	$13.86	$33.85	$9,847	0.10%	0.25%	1.62%	18.31%	18.13%
2011	465	$11.72	$28.65	$6,308	0.10%	0.25%	1.12%	7.93%	7.76%
VIP - Strategic Income
2015	390	$17.71	$17.30	$6,839	0.80%	1.00%	2.69%	(2.41%)	(2.61%)
2014	430	$18.15	$17.76	$7,744	0.80%	1.00%	2.87%	2.77%	2.57%
2013	490	$17.66	$17.32	$8,632	0.80%	1.00%	3.42%	(0.51%)	(0.71%)
2012	761	$17.75	$17.44	$13,454	0.80%	1.00%	3.62%	9.61%	9.39%
2011	1,054	$16.19	$15.94	$17,037	0.80%	1.00%	5.34%	3.83%	3.62%
VIP - Strategic Income Investor Class
2015	4,413	$12.04	$16.90	$64,816	0.10%	0.25%	2.74%	(1.76%)	(1.90%)
2014	4,628	$12.25	$17.82	$69,448	0.10%	0.25%	3.06%	3.48%	3.33%
2013	4,502	$11.84	$17.25	$66,295	0.10%	0.25%	3.63%	0.16%	0.01%
2012	5,667	$11.82	$17.24	$83,125	0.10%	0.25%	3.85%	10.39%	10.23%
2011	4,581	$10.71	$15.64	$62,633	0.10%	0.25%	4.48%	4.45%	4.29%
VIP - Growth Strategies (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	32	$18.28	$17.93	$594	0.80%	1.00%	0.09%	12.67%	12.44%
2013	41	$16.22	$15.95	$655	0.80%	1.00%	0.02%	36.16%	35.88%
2012	31	$11.92	$11.74	$366	0.80%	1.00%	—	10.81%	10.58%
2011	31	$10.75	$10.61	$333	0.80%	1.00%	—	(9.72%)	(9.90%)
VIP - Growth Strategies Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	98	$19.11	$31.82	$1,802	0.10%	0.25%	0.08%	13.48%	13.31%
2013	77	$16.84	$28.08	$1,271	0.10%	0.25%	0.01%	36.86%	36.65%
2012	48	$12.31	$20.55	$579	0.10%	0.25%	—	11.56%	11.39%
2011	61	$11.03	$18.45	$680	0.10%	0.25%	—	(9.14%)	(9.28%)
VIP - International Capital Appreciation (a)
2015	119	$16.03	$15.70	$1,904	0.80%	1.00%	0.60%	(3.16%)	(3.29%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Capital Appreciation Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	111	$15.66	$15.36	$1,734	0.80%	1.00%	0.37%	2.20%	1.99%
2013	85	$15.32	$15.06	$1,292	0.80%	1.00%	0.72%	20.68%	20.43%
2012	57	$12.70	$12.51	$722	0.80%	1.00%	0.87%	24.89%	24.64%
2011	71	$10.17	$10.03	$728	0.80%	1.00%	0.77%	(13.27%)	(13.44%)
VIP - International Capital Appreciation, Investor Class (b)
2015	849	$16.76	$15.88	$14,412	0.10%	0.25%	0.74%	3.05%	2.90%
2014	619	$16.26	$31.09	$10,270	0.10%	0.25%	0.43%	2.80%	2.65%
2013	383	$15.82	$30.29	$6,283	0.10%	0.25%	0.71%	21.38%	21.20%
2012	243	$13.03	$24.99	$3,300	0.10%	0.25%	1.04%	25.68%	25.49%
2011	239	$10.37	$19.92	$2,530	0.10%	0.25%	0.86%	(12.72%)	(12.85%)
VIP - Value Leaders (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	34	$15.16	$14.87	$515	0.80%	1.00%	1.21%	12.15%	11.93%
2013	45	$13.52	$13.29	$603	0.80%	1.00%	0.45%	34.09%	33.82%
2012	59	$10.08	$9.93	$596	0.80%	1.00%	3.61%	13.08%	12.85%
2011	43	$8.92	$8.80	$385	0.80%	1.00%	1.34%	(8.73%)	(8.91%)
VIP - Value Leaders Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	144	$18.15	$26.23	$2,470	0.10%	0.25%	1.18%	12.83%	12.66%
2013	156	$16.09	$23.28	$2,382	0.10%	0.25%	0.59%	34.95%	34.75%
2012	96	$11.92	$17.28	$1,053	0.10%	0.25%	2.41%	13.81%	13.63%
2011	115	$10.48	$15.20	$1,065	0.10%	0.25%	1.46%	(8.19%)	(8.33%)
VIP - Value
2015	143	$17.88	$17.50	$2,543	0.80%	1.00%	1.23%	(1.54%)	(1.74%)
2014	150	$18.16	$17.81	$2,710	0.80%	1.00%	1.51%	10.52%	10.30%
2013	110	$16.43	$16.15	$1,803	0.80%	1.00%	1.16%	31.40%	31.13%
2012	103	$12.50	$12.32	$1,290	0.80%	1.00%	1.68%	19.93%	19.69%
2011	126	$10.43	$10.29	$1,308	0.80%	1.00%	1.01%	(3.28%)	(3.48%)
VIP - Value Investor Class
2015	605	$19.99	$18.07	$11,990	0.10%	0.25%	1.33%	(0.86%)	(1.00%)
2014	478	$20.16	$35.33	$9,478	0.10%	0.25%	1.46%	11.17%	11.00%
2013	369	$18.14	$31.83	$6,606	0.10%	0.25%	1.16%	32.28%	32.09%
2012	297	$13.71	$24.10	$4,083	0.10%	0.25%	1.72%	20.71%	20.53%
2011	319	$11.36	$19.99	$3,587	0.10%	0.25%	1.03%	(8.19%)	(2.84%)
VIP - Growth Stock (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	146	$21.29	$20.88	$3,111	0.80%	1.00%	0.95%	11.69%	11.46%
2013	66	$19.06	$18.74	$1,263	0.80%	1.00%	0.62%	33.80%	33.53%
2012	58	$14.25	$14.03	$832	0.80%	1.00%	0.91%	17.43%	17.20%
2011	36	$12.13	$11.97	$434	0.80%	1.00%	—	0.01%	(0.19%)
VIP - Growth Stock Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	392	$21.55	$35.00	$8,755	0.10%	0.25%	0.86%	12.41%	12.24%
2013	294	$19.17	$31.18	$5,893	0.10%	0.25%	0.66%	34.60%	34.40%
2012	187	$14.24	$23.20	$2,844	0.10%	0.25%	0.88%	18.27%	18.09%
2011	119	$12.04	$19.65	$1,494	0.10%	0.25%	—	0.57%	0.42%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2015	71	$14.02	$14.02	$1,002	0.80%	0.80%	1.63%	(1.14%)	(1.14%)
2014	245	$14.18	$14.18	$3,473	0.80%	0.80%	1.48%	2.95%	2.95%
2013	262	$13.78	$13.78	$3,608	0.80%	0.80%	1.69%	4.70%	4.70%
2012	101	$13.16	$13.16	$1,329	0.80%	0.80%	1.85%	5.67%	5.67%
2011	62	$12.45	$12.45	$776	0.80%	0.80%	1.51%	0.82%	0.82%
VIP - Freedom Income Investor Class
2015	223	$12.18	$14.60	$3,228	0.10%	0.25%	1.37%	(0.47%)	(0.62%)
2014	277	$12.24	$15.07	$4,063	0.10%	0.25%	1.46%	3.70%	3.54%
2013	296	$11.80	$14.56	$4,188	0.10%	0.25%	1.60%	5.32%	5.16%
2012	258	$11.20	$13.84	$3,496	0.10%	0.25%	1.73%	6.44%	6.27%
2011	175	$13.03	$12.70	$2,237	0.10%	0.25%	1.71%	1.44%	1.29%
VIP - Freedom 2005
2015	26	$15.06	$15.06	$384	0.80%	0.80%	1.32%	(1.05%)	(1.05%)
2014	43	$15.22	$15.22	$657	0.80%	0.80%	1.82%	3.46%	3.46%
2013	33	$14.71	$14.71	$490	0.80%	0.80%	2.39%	8.86%	8.86%
2012	17	$13.51	$13.51	$233	0.80%	0.80%	1.39%	8.68%	8.68%
2011	22	$12.43	$12.43	$278	0.80%	0.80%	1.58%	(0.62%)	(0.62%)
VIP - Freedom 2005 Investor Class
2015	194	$13.42	$15.47	$2,834	0.10%	0.25%	1.90%	(0.41%)	(0.56%)
2014	175	$13.48	$18.42	$2,595	0.10%	0.25%	1.42%	4.14%	3.99%
2013	187	$12.94	$17.71	$2,715	0.10%	0.25%	1.82%	9.62%	9.46%
2012	135	$11.81	$16.18	$1,761	0.10%	0.25%	1.83%	9.50%	9.33%
2011	92	$10.78	$14.80	$1,159	0.10%	0.25%	1.47%	(0.08%)	(0.23%)
VIP - Freedom 2010
2015	75	$16.07	$16.07	$1,211	0.80%	0.80%	1.76%	(1.09%)	(1.09%)
2014	81	$16.25	$16.25	$1,317	0.80%	0.80%	1.30%	3.70%	3.70%
2013	118	$15.67	$15.67	$1,846	0.80%	0.80%	1.90%	12.58%	12.58%
2012	99	$13.92	$13.92	$1,380	0.80%	0.80%	1.86%	10.88%	10.88%
2011	111	$12.55	$12.55	$1,399	0.80%	0.80%	2.03%	(0.99%)	(0.99%)
VIP - Freedom 2010 Investor Class
2015	343	$14.30	$16.47	$5,631	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	384	$14.36	$20.00	$6,373	0.10%	0.25%	1.54%	4.46%	4.30%
2013	419	$13.75	$19.17	$6,673	0.10%	0.25%	1.79%	13.29%	13.12%
2012	391	$12.14	$16.95	$5,620	0.10%	0.25%	1.89%	11.70%	11.54%
2011	384	$10.87	$15.19	$4,940	0.10%	0.25%	1.99%	(0.45%)	(0.60%)
VIP - Freedom 2015
2015	186	$16.45	$16.45	$3,052	0.80%	0.80%	1.80%	(1.13%)	(1.13%)
2014	205	$16.64	$16.64	$3,407	0.80%	0.80%	1.59%	3.86%	3.86%
2013	233	$16.02	$16.02	$3,732	0.80%	0.80%	1.82%	13.50%	13.50%
2012	226	$14.11	$14.11	$3,195	0.80%	0.80%	1.88%	11.33%	11.33%
2011	274	$12.68	$12.68	$3,476	0.80%	0.80%	2.13%	(1.15%)	(1.15%)
VIP - Freedom 2015 Investor Class
2015	413	$14.51	$16.77	$7,148	0.10%	0.25%	1.56%	(0.44%)	(0.59%)
2014	503	$14.57	$20.54	$8,580	0.10%	0.25%	1.68%	4.54%	4.38%
2013	507	$13.94	$19.67	$8,315	0.10%	0.25%	1.90%	14.24%	14.07%
2012	515	$12.20	$17.25	$7,378	0.10%	0.25%	1.99%	11.98%	11.82%
2011	474	$10.90	$15.42	$6,076	0.10%	0.25%	2.03%	(0.43%)	(0.58%)
VIP - Freedom 2020
2015	168	$16.56	$16.56	$2,788	0.80%	0.80%	1.85%	(1.07%)	(1.07%)
2014	168	$16.74	$16.74	$2,806	0.80%	0.80%	1.55%	3.99%	3.99%
2013	182	$16.09	$16.09	$2,926	0.80%	0.80%	1.86%	15.09%	15.09%
2012	159	$13.98	$13.98	$2,224	0.80%	0.80%	2.00%	12.47%	12.47%
2011	164	$12.43	$12.43	$2,038	0.80%	0.80%	2.09%	(1.82%)	(1.82%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020 Investor Class
2015	1,216	$15.03	$16.78	$19,998	0.10%	0.25%	1.79%	(0.45%)	(0.60%)
2014	1,191	$15.10	$16.88	$20,070	0.10%	0.25%	1.74%	4.65%	4.49%
2013	1,138	$14.43	$21.17	$18,472	0.10%	0.25%	1.99%	15.85%	15.67%
2012	897	$12.46	$18.30	$12,614	0.10%	0.25%	2.09%	13.19%	13.01%
2011	815	$11.01	$16.19	$10,164	0.10%	0.25%	2.13%	(1.21%)	(1.36%)
VIP - Freedom 2025
2015	64	$17.41	$17.41	$1,109	0.80%	0.80%	1.67%	(0.98%)	(0.98%)
2014	73	$17.58	$17.58	$1,280	0.80%	0.80%	1.69%	4.22%	4.22%
2013	70	$16.87	$16.87	$1,177	0.80%	0.80%	2.71%	18.99%	18.99%
2012	40	$14.18	$14.18	$569	0.80%	0.80%	1.89%	14.18%	14.18%
2011	39	$12.42	$12.42	$490	0.80%	0.80%	1.96%	(2.89%)	(2.89%)
VIP - Freedom 2025 Investor Class
2015	553	$15.88	$17.57	$10,086	0.10%	0.25%	1.88%	(0.42%)	(0.57%)
2014	561	$15.95	$23.65	$10,257	0.10%	0.25%	1.82%	4.94%	4.78%
2013	433	$15.20	$22.57	$7,627	0.10%	0.25%	2.04%	19.83%	19.65%
2012	352	$12.68	$18.86	$5,216	0.10%	0.25%	2.31%	14.94%	14.77%
2011	289	$11.03	$16.44	$3,774	0.10%	0.25%	2.53%	(2.38%)	(2.53%)
VIP - Freedom 2030
2015	64	$17.20	$17.20	$1,107	0.80%	0.80%	1.69%	(1.03%)	(1.03%)
2014	65	$17.38	$17.38	$1,135	0.80%	0.80%	1.37%	4.12%	4.12%
2013	85	$16.69	$16.69	$1,423	0.80%	0.80%	1.45%	20.69%	20.69%
2012	108	$13.83	$13.83	$1,490	0.80%	0.80%	2.09%	14.65%	14.65%
2011	113	$12.06	$12.06	$1,360	0.80%	0.80%	2.10%	(3.37%)	(3.37%)
VIP - Freedom 2030 Investor Class
2015	583	$16.21	$17.29	$10,123	0.10%	0.25%	1.65%	(0.42%)	(0.57%)
2014	555	$16.28	$24.56	$9,900	0.10%	0.25%	1.63%	4.72%	4.57%
2013	485	$15.55	$23.49	$8,266	0.10%	0.25%	1.87%	21.60%	21.41%
2012	369	$12.78	$19.35	$5,204	0.10%	0.25%	2.26%	15.38%	15.21%
2011	315	$11.08	$16.79	$3,866	0.10%	0.25%	2.15%	(2.87%)	(3.02%)
VIP - Freedom Lifetime Income I
2015	130	$15.39	$15.39	$2,008	0.60%	0.60%	2.01%	(0.95%)	(0.95%)
2014	143	$15.54	$15.54	$2,221	0.60%	0.60%	1.73%	4.05%	4.05%
2013	152	$14.93	$14.93	$2,271	0.60%	0.60%	1.81%	9.31%	9.31%
2012	161	$13.66	$13.66	$2,206	0.60%	0.60%	1.88%	9.76%	9.76%
2011	171	$12.45	$12.45	$2,133	0.60%	0.60%	2.04%	(0.12%)	(0.12%)
VIP - Freedom Lifetime Income II
2015	45	$16.06	$16.06	$721	0.60%	0.60%	1.93%	(0.83%)	(0.83%)
2014	48	$16.20	$16.20	$780	0.60%	0.60%	2.19%	4.43%	4.43%
2013	37	$15.51	$15.51	$569	0.60%	0.60%	1.76%	12.08%	12.08%
2012	40	$13.84	$13.84	$560	0.60%	0.60%	1.94%	10.93%	10.93%
2011	43	$12.48	$12.48	$542	0.60%	0.60%	2.14%	(0.35%)	(0.35%)
VIP - Freedom Lifetime Income III
2015	129	$17.08	$17.08	$2,207	0.60%	0.60%	2.36%	(0.87%)	(0.87%)
2014	96	$17.23	$17.23	$1,662	0.60%	0.60%	2.33%	4.67%	4.67%
2013	67	$16.46	$16.46	$1,105	0.60%	0.60%	63.75%	19.70%	19.70%
VIP - Disciplined Small Cap
2015	114	$15.65	$15.34	$1,770	0.80%	1.00%	0.61%	(2.77%)	(2.97%)
2014	94	$16.09	$15.81	$1,502	0.80%	1.00%	0.26%	4.44%	4.23%
2013	199	$15.41	$15.17	$3,054	0.80%	1.00%	0.62%	37.25%	36.97%
2012	103	$11.23	$11.08	$1,148	0.80%	1.00%	1.57%	18.05%	17.81%
2011	146	$9.51	$9.40	$1,385	0.80%	1.00%	0.51%	(2.15%)	(2.35%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2015	874	$20.59	$16.38	$16,375	0.10%	0.25%	0.55%	(2.10%)	(2.25%)
2014	750	$21.03	$16.75	$14,331	0.10%	0.25%	0.33%	5.05%	4.89%
2013	836	$20.02	$29.63	$15,210	0.10%	0.25%	0.52%	38.04%	37.84%
2012	463	$14.51	$21.50	$6,043	0.10%	0.25%	1.98%	18.84%	18.66%
2011	455	$12.21	$18.12	$5,050	0.10%	0.25%	0.44%	(1.45%)	(1.59%)
VIP - FundsManager 20%
2015	4,917	$12.26	$13.01	$66,645	0.10%	1.00%	1.14%	(0.13%)	(1.03%)
2014	5,225	$12.27	$13.15	$70,950	0.10%	1.00%	1.27%	4.02%	3.08%
2013	5,195	$11.80	$12.76	$67,944	0.10%	1.00%	1.18%	5.52%	4.57%
2012	5,465	$11.18	$12.20	$67,733	0.10%	1.00%	1.46%	5.48%	4.52%
2011	5,127	$10.60	$11.67	$60,651	0.10%	1.00%	1.78%	2.20%	1.29%
VIP - FundsManager 50%
2015	7,415	$14.38	$14.08	$112,680	0.10%	1.00%	1.17%	0.04%	(0.86%)
2014	7,136	$14.38	$14.21	$109,141	0.10%	1.00%	1.18%	4.99%	4.05%
2013	6,860	$13.69	$13.65	$100,102	0.10%	1.00%	1.04%	14.78%	13.75%
2012	6,362	$11.93	$12.00	$81,236	0.10%	1.00%	1.30%	10.02%	9.03%
2011	5,974	$10.84	$11.01	$70,062	0.10%	1.00%	1.77%	(0.52%)	(1.41%)
VIP - FundsManager 60%
2015	11,025	$15.17	$19.15	$162,640	0.10%	1.40%	1.08%	0.31%	(0.99%)
2014	10,975	$15.12	$19.34	$162,728	0.10%	1.40%	1.26%	5.30%	3.93%
2013	11,234	$14.36	$18.61	$160,786	0.10%	1.40%	1.20%	18.50%	16.96%
2012	10,966	$12.12	$15.91	$133,258	0.10%	1.40%	1.44%	11.49%	10.03%
2011	11,194	$10.87	$14.46	$123,193	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
VIP - FundsManager 70%
2015	5,176	$15.88	$14.31	$81,751	0.10%	1.00%	0.95%	0.39%	(0.52%)
2014	4,965	$15.82	$14.38	$78,430	0.10%	1.00%	1.13%	5.05%	4.10%
2013	5,145	$15.05	$13.82	$77,464	0.10%	1.00%	1.14%	21.63%	20.54%
2012	5,006	$12.38	$11.46	$61,953	0.10%	1.00%	1.56%	13.11%	12.08%
2011	5,129	$10.94	$10.23	$56,375	0.10%	1.00%	1.55%	(3.00%)	(3.87%)
VIP - FundsManager 85%
2015	2,066	$16.75	$14.23	$33,906	0.10%	1.00%	1.47%	0.29%	(0.61%)
2014	1,935	$16.70	$14.32	$31,583	0.10%	1.00%	1.02%	5.19%	4.24%
2013	1,736	$15.88	$13.73	$26,863	0.10%	1.00%	0.96%	27.60%	26.45%
2012	1,651	$12.44	$10.86	$20,169	0.10%	1.00%	1.22%	14.00%	12.97%
2011	2,061	$10.92	$9.61	$21,929	0.10%	1.00%	1.11%	(5.39%)	(6.24%)
VIP - Consumer Staples
2015	110	$21.90	$21.52	$2,398	0.80%	1.00%	1.71%	8.58%	8.36%
2014	85	$20.17	$19.86	$1,694	0.80%	1.00%	1.41%	14.74%	14.51%
2013	113	$17.58	$17.34	$1,981	0.80%	1.00%	1.55%	20.83%	20.58%
2012	144	$14.55	$14.38	$2,093	0.80%	1.00%	1.72%	14.47%	14.24%
2011	107	$12.71	$12.59	$1,352	0.80%	1.00%	1.92%	7.32%	7.10%
VIP - Consumer Staples Investor Class
2015	867	$21.37	$22.82	$19,305	0.10%	0.25%	1.58%	9.30%	9.13%
2014	754	$19.55	$26.16	$15,414	0.10%	0.25%	1.49%	15.40%	15.23%
2013	757	$16.94	$22.71	$13,390	0.10%	0.25%	2.02%	21.67%	21.48%
2012	550	$13.93	$18.69	$8,104	0.10%	0.25%	2.06%	15.19%	15.01%
2011	346	$12.09	$16.25	$4,469	0.10%	0.25%	1.62%	7.97%	7.80%
VIP - Materials
2015	49	$15.94	$15.67	$781	0.80%	1.00%	1.17%	(9.74%)	(9.92%)
2014	71	$17.66	$17.39	$1,241	0.80%	1.00%	0.93%	(0.43%)	(0.63%)
2013	81	$17.74	$17.50	$1,434	0.80%	1.00%	0.89%	21.18%	20.93%
2012	145	$14.64	$14.47	$2,125	0.80%	1.00%	0.65%	19.18%	18.94%
2011	170	$12.28	$12.17	$2,084	0.80%	1.00%	1.22%	(8.94%)	(9.12%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Investor Class
2015	292	$15.43	$16.61	$4,906	0.10%	0.25%	1.24%	(9.18%)	(9.32%)
2014	356	$16.99	$37.13	$6,538	0.10%	0.25%	0.97%	0.21%	0.06%
2013	299	$16.96	$37.11	$5,595	0.10%	0.25%	1.04%	21.95%	21.77%
2012	289	$13.90	$30.47	$4,561	0.10%	0.25%	0.88%	19.95%	19.77%
2011	301	$11.59	$25.44	$4,047	0.10%	0.25%	1.27%	(8.39%)	(8.53%)
VIP - Telecommunications
2015	54	$12.85	$12.63	$694	0.80%	1.00%	1.33%	1.62%	1.41%
2014	45	$12.65	$12.45	$575	0.80%	1.00%	3.58%	2.67%	2.46%
2013	30	$12.32	$12.15	$374	0.80%	1.00%	1.04%	20.31%	20.07%
2012	241	$10.24	$10.12	$2,465	0.80%	1.00%	4.11%	19.27%	19.03%
2011	34	$8.58	$8.50	$294	0.80%	1.00%	0.91%	(2.78%)	(2.98%)
VIP - Telecommunications Investor Class
2015	174	$17.18	$13.39	$2,648	0.10%	0.25%	1.40%	2.28%	2.13%
2014	128	$16.80	$31.81	$1,993	0.10%	0.25%	3.58%	3.37%	3.22%
2013	126	$16.25	$30.82	$1,860	0.10%	0.25%	2.20%	21.15%	20.97%
2012	60	$13.41	$25.48	$761	0.10%	0.25%	1.13%	19.87%	19.69%
2011	69	$11.19	$21.28	$750	0.10%	0.25%	1.31%	(2.13%)	(2.28%)
VIP - Emerging Markets (a)
2015	45	$7.43	$7.32	$340	0.80%	1.00%	0.49%	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	52	$8.33	$8.22	$429	0.80%	1.00%	0.27%	0.54%	0.34%
2013	61	$8.28	$8.19	$504	0.80%	1.00%	0.53%	3.12%	2.91%
2012	113	$8.03	$7.96	$911	0.80%	1.00%	1.04%	13.45%	13.22%
2011	123	$7.08	$7.03	$871	0.80%	1.00%	0.77%	(21.72%)	(21.88%)
VIP - Emerging Markets Investor Class (b)
2015	298	$9.87	$7.71	$2,764	0.10%	0.25%	0.52%	(10.17%)	(10.31%)
2014	263	$10.99	$22.92	$2,725	0.10%	0.25%	0.28%	1.20%	1.05%
2013	237	$10.86	$22.68	$2,448	0.10%	0.25%	0.69%	3.79%	3.64%
2012	236	$10.46	$21.89	$2,335	0.10%	0.25%	0.87%	14.03%	13.86%
2011	352	$9.18	$19.22	$3,103	0.10%	0.25%	0.95%	(21.13%)	(21.25%)
VIP - Floating Rate High Income (a)
2015	19	$9.81	$9.78	$189	0.80%	1.00%	4.95%	(0.89%)	(1.09%)
2014	9	$9.90	$9.88	$90	0.80%	1.00%	1.94%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class (a)
2015	1,305	$9.92	$9.90	$12,927	0.10%	0.25%	3.52%	(0.19%)	(0.34%)
2014	2,087	$9.94	$9.93	$20,736	0.10%	0.25%	2.53%	(0.60%)	(0.70%)
UIF - Emerging Markets Equity
2015	405	$9.41	$22.30	$5,790	0.10%	1.00%	0.81%	(10.78%)	(11.59%)
2014	492	$10.54	$25.22	$7,783	0.10%	1.00%	0.37%	(4.58%)	(5.44%)
2013	575	$11.05	$26.68	$9,679	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	654	$11.18	$27.22	$11,718	0.10%	1.00%	—	19.83%	18.75%
2011	790	$9.35	$22.93	$12,293	0.10%	1.00%	0.42%	(18.30%)	(19.03%)
UIF - Emerging Markets Debt
2015	791	$11.54	$28.91	$12,227	0.10%	1.00%	5.30%	(1.21%)	(2.10%)
2014	959	$11.68	$29.53	$14,915	0.10%	1.00%	5.44%	2.82%	1.90%
2013	1,207	$11.36	$28.98	$18,207	0.10%	1.00%	3.99%	(8.84%)	(9.66%)
2012	1,758	$12.46	$32.08	$28,999	0.10%	1.00%	2.78%	17.84%	16.78%
2011	1,070	$10.57	$27.47	$15,451	0.10%	1.00%	3.45%	6.93%	5.97%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Strategist (b)
2015	367	$13.65	$14.85	$5,021	0.10%	1.00%	1.49%	(6.49%)	(7.33%)
2014	479	$14.60	$16.03	$6,972	0.10%	1.00%	0.85%	2.05%	1.13%
2013	319	$14.31	$15.85	$4,586	0.10%	1.00%	0.11%	15.83%	14.79%
2012	288	$12.35	$13.81	$3,546	0.10%	1.00%	2.07%	13.73%	12.70%
2011	291	$10.86	$12.25	$3,197	0.10%	1.00%	1.35%	(3.77%)	(4.64%)
Invesco - Van Kampen Global Core Equity
2015	238	$13.86	$16.60	$3,166	0.10%	1.00%	1.34%	(1.52%)	(2.41%)
2014	235	$14.08	$17.01	$3,202	0.10%	1.00%	1.88%	0.59%	(0.32%)
2013	265	$13.99	$17.06	$3,637	0.10%	1.00%	2.00%	22.38%	21.28%
2012	265	$11.44	$14.07	$3,038	0.10%	1.00%	2.40%	13.63%	12.61%
2011	253	$10.06	$12.49	$2,570	0.10%	1.00%	3.51%	(10.97%)	(11.78%)
WFAF - Advantage VT Discovery
2015	94	$34.90	$33.74	$3,271	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	105	$35.70	$34.59	$3,738	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	117	$35.86	$34.82	$4,162	0.80%	1.00%	0.01%	42.65%	42.36%
2012	127	$25.14	$24.46	$3,175	0.80%	1.00%	—	16.79%	16.55%
2011	139	$21.52	$20.98	$2,981	0.80%	1.00%	—	(0.38%)	(0.58%)
WFAF - Advantage VT Opportunity
2015	43	$35.31	$34.15	$1,501	0.80%	1.00%	0.13%	(3.86%)	(4.05%)
2014	45	$36.73	$35.59	$1,672	0.80%	1.00%	0.06%	9.54%	9.32%
2013	52	$33.53	$32.56	$1,723	0.80%	1.00%	0.20%	29.63%	29.37%
2012	66	$25.87	$25.17	$1,698	0.80%	1.00%	0.09%	14.59%	14.36%
2011	82	$22.57	$22.01	$1,835	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
Lazard - Retirement Emerging Markets
2015	864	$8.68	$11.01	$8,927	0.10%	1.00%	1.27%	(19.98%)	(20.70%)
2014	1,010	$10.85	$13.89	$13,470	0.10%	1.00%	1.98%	(4.48%)	(5.34%)
2013	1,070	$11.36	$14.67	$14,934	0.10%	1.00%	1.51%	(1.11%)	(2.00%)
2012	1,136	$11.49	$14.97	$16,730	0.10%	1.00%	1.84%	22.22%	21.11%
2011	1,174	$9.40	$12.36	$14,369	0.10%	1.00%	2.23%	(17.87%)	(18.61%)
PVIT - Commodity Real Return
2015	239	$5.27	$5.09	$1,252	0.10%	1.00%	4.47%	(25.78%)	(26.45%)
2014	256	$7.09	$6.92	$1,807	0.10%	1.00%	0.36%	(18.51%)	(19.24%)
2013	238	$8.71	$8.57	$2,074	0.10%	1.00%	1.73%	(14.79%)	(15.55%)
2012	174	$10.22	$10.15	$1,776	0.10%	1.00%	2.08%	2.06%	1.37	% (d)
PVIT - Low Duration
2015	4,123	$10.85	$10.86	$45,985	0.10%	1.00%	3.39%	0.21%	(0.69%)
2014	4,587	$10.82	$10.94	$51,190	0.10%	1.00%	1.12%	0.75%	(0.16%)
2013	5,451	$10.74	$10.96	$60,298	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	5,192	$10.77	$11.08	$57,840	0.10%	1.00%	1.90%	5.75%	4.79%
2011	4,976	$10.18	$10.57	$52,559	0.10%	1.00%	1.67%	1.01%	0.10%
PVIT - Real Return
2015	1,644	$11.01	$11.56	$19,153	0.10%	1.00%	3.78%	(2.80%)	(3.68%)
2014	2,087	$11.33	$12.00	$25,019	0.10%	1.00%	1.42%	2.99%	2.06%
2013	2,603	$11.00	$11.76	$30,436	0.10%	1.00%	1.26%	(9.31%)	(10.13%)
2012	4,554	$12.13	$13.09	$58,975	0.10%	1.00%	1.05%	8.65%	7.66%
2011	3,631	$11.17	$12.16	$43,532	0.10%	1.00%	2.00%	11.55%	10.55%
PVIT - Total Return
2015	3,978	$11.59	$12.00	$48,412	0.10%	1.00%	4.91%	0.35%	(0.56%)
2014	4,299	$11.55	$12.07	$52,349	0.10%	1.00%	2.16%	4.17%	3.24%
2013	5,296	$11.08	$11.69	$62,151	0.10%	1.00%	2.17%	(2.06%)	(2.94%)
2012	7,451	$11.32	$12.04	$89,156	0.10%	1.00%	2.56%	9.48%	8.49%
2011	5,383	$10.34	$11.10	$59,236	0.10%	1.00%	2.64%	3.50%	2.57%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Blackrock - Global Allocation V.I.
2015	3,288	$11.76	$11.36	$38,481	0.10%	1.00%	1.01%	(0.97%)	(1.86%)
2014	3,196	$11.87	$11.58	$37,821	0.10%	1.00%	2.06%	1.86%	0.95%
2013	2,911	$11.65	$11.47	$33,846	0.10%	1.00%	1.59%	14.44%	13.41%
2012	834	$10.18	$10.11	$8,487	0.10%	1.00%	2.86%	2.86%	2.26	% (d)
FTVIP - Templeton Global Bond (b)
2015	1,459	$10.66	$10.30	$15,498	0.10%	1.00%	8.01%	(4.40%)	(5.26%)
2014	1,804	$11.15	$10.88	$20,057	0.10%	1.00%	4.97%	1.73%	1.02%
2013	1,535	$10.96	$10.79	$16,796	0.10%	1.00%	5.30%	1.53%	0.61%
2012	767	$10.80	$10.74	$8,276	0.10%	0.80%	2.23%	7.96%	7.39	% (d)
FTVIP - Franklin U.S. Gov't Securities (b)
2015	642	$10.28	$10.02	$6,588	0.10%	0.80%	2.45%	0.37%	(0.33%)
2014	400	$10.25	$10.05	$4,093	0.10%	0.80%	2.48%	3.28%	2.56%
2013	323	$9.92	$9.80	$3,198	0.10%	0.80%	3.02%	(2.34%)	(3.02%)
2012	578	$10.16	$10.10	$5,870	0.10%	0.80%	0.62%	1.08%	0.54	% (d)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2015 the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0216

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended DECEMBER 31, 2015, 2014 AND 2013

TABLE OF CONTENTS	PAGE(S)

Independent Auditor’s Report	1-2

Balance Sheets	3

Statements of Comprehensive Income	4

Statements of Stockholder’s Equity	5

Statements of Cash Flows	6

Notes to Financial Statements	7 - 25

Independent Auditor’s Report

To the Board of Directors of

Empire Fidelity Investments Life Insurance Company:

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2015 and 2014, the related statement of comprehensive income, the statement of stockholders equity, and the statement of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company as of December 31, 2015 and 2014, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2016

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2015	2014
ASSETS

Investments:
Debt securities, available-for-sale, at fair value (Amortized cost of $136,480 in 2015 and $123,802 in 2014)	$135,997	$124,849
Policy loans	37	37

Total investments	136,034	124,886

Cash and cash equivalents	9,458	8,571
Accrued investment income	1	1
Deferred policy acquisition costs	52,016	49,786
Reinsurance deposit and receivables	81,922	86,825
Property and equipment, net
Other assets	2,541	2,329
Income taxes receivable	591	2,205
Separate account assets	2,289,935	2,304,097

Total assets	2,572,498	$2,578,700

LIABILITIES

Future contract and policy benefits	55,654	58,313
Contract holder deposit funds	98,570	93,994
Payable to parent and affiliates, net	535	857
Investment trades payable	—	257
Other liabilities and accrued expenses	3,049	3,186
Deferred tax liability	10,207	9,831
Separate account liabilities	2,289,935	2,304,097

Total liabilities	2,457,950	2,470,535

Commitments and contingencies (Note 11)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	(210)	574
Retained earnings	99,258	92,091

Total stockholder’s equity	114,548	108,165

Total liabilities and stockholder’s equity	$2,572,498	$2,578,700

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2015	2014	2013

Revenues:
Fees charged to contract holders	$10,151	$10,266	$9,643
Interest on reinsurance deposit	2,040	2,075	2,225
Net investment income	2,596	2,034	1,548
Fund administration fees (1)	6,329	5,947	5,274
Premiums, net	782	369	398
Net realized investment gains:
Net realized investment gains on sales	185	341	86

Total revenues	22,083	21,032	19,174

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	6,503	6,324	5,961
Contract and policy benefits and expenses	5,401	4,466	5,736

Total benefits and expenses	11,904	10,790	11,697

Income before income taxes	10,179	10,242	7,477

Income tax expense	3,012	3,063	1,837

Net income	7,167	7,179	5,640

Other comprehensive (loss) income, before tax:
Unrealized (losses) gains on securities:
Net unrealized holding (losses) gains during the period	(1,021)	973	(1,505)
Reclassification adjustment for net realized gains included in net income	(185)	(341)	(86)
Benefit (provision) for income taxes related to items of other comprehensive income (loss)	422	(221)	574

Other comprehensive (loss) income, net of tax	(784)	411	(1,017)

Comprehensive income	$6,383	$7,590	$4,623

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2015, 2014 and 2013

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder’s
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2012	$2,000	$13,500	$1,180	$79,272	$95,952

Comprehensive income:
Net income	—	—	—	5,640	5,640
Other comprehensive (loss) income	—	—	(1,017)	—	(1,017)

Balance at December 31, 2013	$2,000	$13,500	$163	$84,912	$100,575

Comprehensive income:
Net income	—	—	—	7,179	7,179
Other comprehensive income (loss)	—	—	411	—	411

Balance at December 31, 2014	$2,000	$13,500	$574	$92,091	$108,165

Comprehensive income:
Net income	—	—	—	7,167	7,167
Other comprehensive (loss) income	—	—	(784)	—	(784)

Balance at December 31, 2015	$2,000	$13,500	$(210)	$99,258	$114,548

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2015	2014	2013

Cash flows provided by (used for) operating activities:
Net income	$7,167	$7,179	$5,640
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	438	467	505
Net realized investment gains on sales	(185)	(341)	(86)
Provision for deferred taxes	798	804	1,565
Change in assets and liabilities:
Accrued investment income	—	1	—
Change in deferred policy acquisition costs, net of amortization	(1,906)	(2,503)	(4,946)
Future contract and policy benefits, net	6,624	7,412	8,249
Reinsurance deposit and receivables	4,903	6,249	5,607
Payable to parent and affiliates, net	(322)	(330)	640
Income taxes	1,614	158	(628)
Other assets and other liabilities, net	(349)	(833)	901

Net cash provided by operating activities	18,782	18,263	17,447

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(85,975)	(108,964)	(130,307)
Proceeds from sales of debt securities	70,605	89,686	106,394
Proceeds from maturities and calls of debt securities	2,439	2,445	2,394
Investment trades payable (receivable)	(257)	257	(2)
Change in policy loans	—	(1)	(1)

Net cash used for investing activities	(13,188)	(16,577)	(21,522)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	157,217	161,032	203,351
Net transfers from separate account	2,777	(18,258)	(39,171)
Withdrawals from variable annuity contracts	(158,251)	(141,127)	(156,474)
Withdrawals from fixed annuity contracts	(6,450)	(6,983)	(7,805)

Net cash used for financing activities	(4,707)	(5,336)	(99)

Net increase (decrease) in cash and cash equivalents	887	(3,650)	(4,174)

Cash and cash equivalents:
Beginning of year	8,571	12,221	16,395
End of year	$9,458	$8,571	$12,221

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

1.    ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC.  The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies.  Amounts invested in the fixed option of the contracts are allocated to the general account of the Company.  Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company.  Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company.  The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds.  Separate account assets are reported at the net asset value of such portfolios.  The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value.  Fair values for debt securities are obtained from independent pricing sources.  For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis.  The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income.   In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.  Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes.  The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method.  Such amortization is included in investment income.  Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values.  Amortization of loan-backed bonds and structured securities

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

includes anticipated prepayments over the estimated economic life of the security.  When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.  Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received.  Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents.  Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value.  The Company reclassifies cash overdrafts to other liabilities and accrued expenses.  Cash overdrafts were $885 and $572 at December 31, 2015 and 2014, respectively.  Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $8,918 and $8,291 at December 31, 2015 and 2014, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios.  Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders and the cost of providing insurance protection for variable life contract holders.  Fund administration fees represent administrative fees charged to investment managers.  Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets.  Premiums for term life insurance products are recognized as revenue over the premium-paying period.  Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 — Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products.  Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits.  Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies.  As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded.  The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations.  The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred.  The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 — Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.  These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders).  These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.  Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.  See Note 9 — Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances.  The Company assumes a long term return of 7.5% before fund expenses and other charges.  The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years.  The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond.  The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract.  Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off.  Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract.  Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.  There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2015, 2014 or 2013.  During 2015 and 2014, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization.  Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with FILI.  Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis.  Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group.  Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is “more likely than not” to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In April 2014, the FASB issued new guidance that clarified the scope of what should be reported as discontinued operations and provided for new disclosure requirements.   The Company adopted this guidance effective January 1, 2015.  The adoption of this guidance did not have an impact on the financial statements.

In February 2013, the Financial Accounting Standards Board (“FASB”) issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements.  The Company adopted this guidance effective January 1, 2013.  The information required by this guidance was previously included in the statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the financial statements.

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.  This guidance was effective for the Company beginning January 1, 2013 with retrospective application required.  The Company’s adoption of this guidance did not have an impact on the financial statements.

Future Adoption of Accounting Pronouncements

In January 2016, the FASB issued new guidance on the recognition and measurement of financial assets and financial liabilities. The guidance amends existing GAAP related to the classification and measurement of equity investments and improves the presentation of changes in fair value for financial liabilities accounted for pursuant to the fair value option. The guidance also improves existing disclosure requirements associated with the fair value of financial instruments. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the financial statements.

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract.  Revenue recognition for insurance contracts is explicitly scoped out of the guidance. In August 2015, the FASB issued an update to defer the original effective date of this guidance for annual periods beginning after December 15, 2017.  The Company is currently evaluating the impact this guidance will have on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3.     GUARANTEED BENEFITS

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees. Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or, are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature.  The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount.  Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals.  For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals.  The optional rider is no longer offered to new customers, effective January 1, 2003.  If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.  The Company’s current variable annuity contract does not offer a GMDB feature.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014
Beginning Balance	$367	$524
Unlocking of benefit ratio	113	(212)
Interest on reserve	34	22
Claims paid	(428)	(177)
Accrual of benefit ratio	202	210
Ending Balance	$288	$367

The reinsurance recoverables associated with the GMDB were $285 and $359 at December 31, 2015 and 2014, respectively.   The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•            The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•            The mean investment return assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•            The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•            The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•            The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•            The base lapse rate assumption varies from 5.5% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•            The lapse rate for anticipated internal replacements is 3.2%.

•            The discount rate is 6.83%.

The table below represents the account value, net amount at risk, and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2015 and 2014. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2015	2014

Net deposits paid
Account value	$485,790	$540,038
Net amount at risk	$10,185	$11,299
Average attained age of contract holders	67	66
Ratchet (highest historical account value at specified anniversary dates)
Account value	$28,390	$32,187
Net amount at risk	$3,555	$3,071
Average attained age of contract holders	71	70

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature.  The GMWB feature provides annuity contract holders with income payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary.  If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014

Beginning Balance	$255	$213
Unlocking of benefit ratio	(40)	(5)
Interest on reserve	11	11
Accrual of benefit ratio	29	36
Ending Balance	$255	$255

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions.  Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009.  Effective March 31, 2009, the GMWB product closed to new business.  Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

The reinsurance recoverables associated with GMWB was $246 at December 31, 2015 and 2014, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  Separate benefit ratios were calculated for single life and joint life policies.

•                  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 9 ½ years from issue and age 59 ½.

•                  The mortality assumption is the Annuity 2000 Mortality Table.

•                  The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•                  The discount rate is 6.425%, adjusted for maintenance and expense charges.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The table below displays the account value and guaranteed withdrawal value at December 31, 2015 and 2014:

	Years Ended December 31,
	2015	2014

Account value	$153,307	$169,714
GMWB value	$165,328	$170,661
Average attained age of contracholders	74	73

4.     INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities	$3,215	$2,684	$2,040
Cash and cash equivalents	4	2	4
Other	2	2	11
Total investment income	3,221	2,688	2,055
Less: investment expenses	625	654	507
Net investment income	$2,596	$2,034	$1,548

Gross realized gains and losses from the sales of debt securities were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities:
Gross realized gains	$410	$500	$704
Gross realized losses	(225)	(159)	(618)
	$185	$341	$86

There were no realized investment losses as a result of other than temporary impairments in 2015, 2014 or 2013.  There were no debt securities that were non-income producing for 2015, 2014 or 2013, respectively.

Net unrealized investment gains on available-for-sale securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2015	2014

Debt securities	$(483)	$1,047
DAC	160	(161)
Deferred income tax benefit (expense)	113	(312)
	$(210)	$574

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

Debt securities that were in a continuous unrealized loss position as of December 31, 2015 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(844)	$72,172	$234
Greater than 12 months	(406)	7,195	54
	$(1,250)	$79,367	$288
Below investment grade debt securities:
0-12 months	$(76)	$2,085	$9
Greater than 12 months	(53)	590	5
	$(129)	$2,675	$14

Total	$(1,379)	$82,042	$302

Debt securities that were in a continuous unrealized loss position as of December 31, 2014 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(215)	$28,865	$110
Greater than 12 months	(211)	11,617	77
	$(426)	$40,482	$187
Below investment grade debt securities:
0-12 months	$—	$—	$—
Greater than 12 months	—	—	—
	$—	$—	$—

Total	$(426)	$40,482	$187

The Company evaluates declines in fair values below cost for its investments.  Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2015 and 2014.  The securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2015.  The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities and by type of issuer were as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$21,356	$4	$(105)	$—	$21,255
Corporate debt securities	108,792	892	(1,143)	—	108,541
Mortgage and asset backed securities	6,332	—	(131)	—	6,201

Total debt securities	$136,480	$896	$(1,379)	$—	$135,997

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$10,198	$33	$—	$—	$10,231
Corporate debt securities	106,412	1,438	(350)	—	107,500
Mortgage and asset backed securities	7,192	2	(76)	—	7,118

Total debt securities	$123,802	$1,473	$(426)	$—	$124,849

During 2015 and 2014, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

The amortized cost and fair value of debt securities at December 31, 2015, by contractual maturity are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$4,541	$4,526
Due after 1 year through 5 years	87,024	87,037
Due after 5 years through 10 years	36,489	36,109
Due after 10 years	2,094	2,124
Mortgage and asset backed securities	6,332	6,201
Total	$136,480	$135,997

At December 31, 2015 and 2014, there were no contractual investment commitments.  There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

At December 31, 2015, the amortized cost and fair value of a security on deposit with the State of New York was $392 and $396, respectively.  At December 31, 2014, the amortized cost and fair value of a security on deposit with the State of New York was $390 and $393, respectively.

5.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy.  The Company carries the following financial instruments at fair value in the Company’s financial statements:  fixed maturities, short-term investments such as money market funds, and separate account assets.  The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3).  If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability.  The three levels are described below:

•                  Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•                  Level 2 — Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•                  Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement.  These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds.  Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of December 31, 2015:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value as of December 31, 2015
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S. Government agency securities	$—	$21,255	$—	$21,255
Corporate debt securities	—	108,541	—	108,541
Mortgage and asset backed securities	—	6,201	—	6,201
Total available-for-sale debt securities	—	135,997	—	135,997
Cash equivalents	8,918	—	—	8,918
Subtotal excluding separate account assets	8,918	135,997	—	144,915
Separate account assets	2,289,935	—	—	2,289,935
Total	$2,298,853	$135,997	$—	$2,434,850

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of December 31, 2014:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value as of December 31, 2014
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S. Government agency securities	$—	$10,231	$—	$10,231
Corporate debt securities	—	107,500	—	107,500
Mortgage and asset backed securities	—	7,118	—	7,118
Total available-for-sale debt securities	—	124,849	—	124,849
Cash equivalents	8,291	—	—	8,291
Subtotal excluding separate account assets	8,291	124,849	—	133,140
Separate account assets	2,304,097	—	—	2,304,097
Total	$2,312,388	$124,849	$—	$2,437,237

There were no transfers between Level 1 and Level 2 during 2015 or 2014.  There were no Level 3 assets held by the Company during 2015 or 2014.  There were no transfers into or out of Level 3 during 2015 or 2014.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.  The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion at December 31 was as follows:

	2015		2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Policy loans	$37	$37	$37	$37
Reinsurance deposit and receivables	81,922	87,124	86,825	92,475
	$81,959	$87,161	$86,862	$92,512

Financial Liabilities:
Contract holder deposit funds	98,570	103,611	93,994	99,606
	$98,570	$103,611	$93,994	$99,606

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value.  These loans are an integral part of the insurance products and have no maturity dates.  Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract.  The fixed portion is an integral part of the contract and consequently, the account value is considered to be a reasonable estimate of the fair value of the contract.

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$2,187	$2,230	$241
State	27	29	31
	2,214	2,259	272
Deferred:
Federal	798	804	1,565
Provision for income taxes	$3,012	$3,063	$1,837

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Life insurance corporations in New York remain subject to a franchise tax.  However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums.  Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.

Significant components of the Company’s net deferred tax liability were as follows:

	Years Ended December 31,
	2015	2014
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(12,931)	$(12,127)
Unrealized gains on available-for-sale securities	169	(367)
Contract holder reserves	2,195	2,204
Deferred revenue	321	349
Other, net	39	110

Net deferred tax liability	$(10,207)	$(9,831)

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follow:

	Years Ended December 31,
	2015	2014	2013

Tax provision at U.S. Federal statutory rate	$3,563	$3,585	$2,617
Dividends received deduction	(575)	(570)	(850)
Other, net	24	48	70
	$3,012	$3,063	$1,837

The Company paid FILI net federal and state income taxes of $600, $2,100, and $900 in 2015, 2014, and 2013, respectively, related to the Company’s separate-company basis net operating results for the year.

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.     INCOME TAXES (CONTINUED):

The Company recognizes uncertain tax positions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities.  As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.  The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States.  The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013.  The Company is not currently under examination for the income tax filings in any other jurisdictions.  The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.  Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service (“IRS”) announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (“DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Management believes that it is highly likely that any such regulations would apply prospectively only.  The Company has recorded benefits of $575, $570, and $850 during 2015, 2014 and 2013, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.  Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31.  No dividends have been paid or declared during 2015, 2014 or 2013, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Insurance Department which vary with GAAP in certain respects.  Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules.  The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; and future policy benefit liabilities are estimated using different actuarial assumptions.  The Company does not rely on the use of any permitted statutory accounting practices.

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

7.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2015	2014	2013

Statutory net income	$4,421	$5,025	$2,338
Statutory surplus	$76,851	$72,498	$67,422

8. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds.  The Company earned fees of $5,485, $5,009 and $4,204 in 2015, 2014 and 2013, respectively, under these agreements.  These fees are included in fund administration fees in the Statements of Consolidated Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC.  The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts.  The Company pays FIA 37.5% of term life insurance first-year premiums.  The Company compensated FIA in the amount of $4,711, $4,854, and $5,992 in 2015, 2014, and 2013, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company.  The Company paid FILI and FMR LLC and its subsidiaries $2,969, $3,111, and $3,566 in 2015, 2014, and 2013 respectively, for such services.  Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

The Company has an agreement with Fidelity Institutional Asset Management Trust Company (“FIAM”), formerly, Pyramis Global Advisors Trust Company  to provide investment and managerial advice.  The Company incurred charges of $390, $358, and $300 in 2015, 2014, and 2013 respectively for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees.  Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan.  FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost.  The costs charged to the Company were $122, $133, and $154 in 2015, 2014 and 2013, respectively.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2015	2014	2013
Underwriting, acquisition and insurance expenses:
Commissions, gross	$4,711	$4,854	$5,992
Compensation and benefits	1,563	1,628	1,842
Capitalization of deferred policy acquisition costs	(4,716)	(4,917)	(6,097)
Amortization of deferred policy acquisition costs	2,809	2,414	1,151
Rent expenses	105	103	99
Taxes, licenses and fees	178	385	481
General insurance expenses	1,853	1,857	2,493

Total underwriting, acquisition and insurance expenses	$6,503	$6,324	$5,961

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience.  In 2015, 2014 and 2013, the Company decreased amortization by $1,433, $1,590, and $2,534 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions.  This adjustment has been reflected in amortization expense.

10.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008.  The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008.  The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed.  The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001.  The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009.  The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers.  Sales of these two products were discontinued in May 2008.  The Company is subject to concentration of risk with respect to these reinsurance agreements.  The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds.  Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%.  Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009.  The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10.     REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements was as follows:

	December 31,
	2015	2014
Reinsurance deposit and receivables:
Genworth Life Insurance Company of New York	$45,975	$49,554
Principal Life Insurance Company	31,272	32,490

Reinsurance deposits and receivables	$77,247	$82,044

Contract holder deposit funds and future contract and policy benefits	$77,809	$82,658

Interest on reinsurance deposit	$2,003	$2,045

Contract and policy benefits and expenses	$1,733	$1,742

The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2015	2014	2013

Direct life premiums	$1,149	$1,210	$1,289
Reinsurance ceded, net of ceding expense allowance	(367)	(841)	(891)
Net premiums	$782	$369	$398

Direct contract and policy benefits	$10,268	$10,053	$10,725
Reinsurance ceded, net of reinsurance premiums	(4,867)	(5,587)	(4,989)
Net contract and policy benefits	$5,401	$4,466	$5,736

11.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters.  Those actions are considered by the Company in estimating policy reserves and other liabilities.  The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants.  The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

12.     SUBSEQUENT EVENTS:

On February 19, 2016, the Company gave notice to Genworth Life Insurance Company of New York (“GLICNY”) of its decision to exercise a recapture option contained in their October 1, 2001 Reinsurance Agreement (the “Agreement”).  This means that within approximately 60 days either (i) the Company would recapture all reinsurance ceded under the Agreement, or (ii) GLICNY would, subject to the prior approval of the Company, transfer such reinsurance to another mutually-acceptable reinsurer.

The Company has evaluated subsequent events from the balance sheet date through April 20, 2016 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

25

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)             Financial Statements included in Part B

(1)         The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B.

(2)         Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2015.

(3)         Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Year ended December 31, 2015.

(4)         Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2015 and 2014.

(4)         Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(5)         Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2015 and 2014.

(6)         Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014, and 2013.

(7)         Statements of Changes in Stockholder’s Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014, and 2013.

(8)         Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014, and 2013.

(9)         Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(10)  Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)             Exhibits

(1)         Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2)         Custody Agreement - Not Applicable

(3)         Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4)         (a) Specimen Variable Annuity Contract (Note 2)

(b) Endorsement for Qualified Contracts (Note 2)

(5)         Application for Variable Annuity Contract (Note 2)

(6)         Certification of Incorporation and By-laws

(a) Charter of Empire Fidelity Investments Life (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life (Note 1)

(7)         Form of Reinsurance Agreement - Not applicable

(8)         (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corp rate Services. (Note 1)

(9)         Legal opinion and consent of Lance A. Warrick, filed herewith as Exhibit 9

(10)  Written consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14)  (a) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund (Note 1)

(b) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund II (Note 1)

(c) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund III (Note 3)

(d) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund IV (Note 3)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”), (Note 2)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”),  and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”).  (Note 2)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the “Advisers”).  (Note 2)

(h) Form of Participation Agreement between Empire Fidelity Investments Life andWarburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc.  (Note 2)

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”).  (Note 4)

(j) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company. (Note 5)

(15)  Powers of Attorney

(a) Power of Attorney for William J. Johnson Jr. is filed herewithin

(b) Power of Attorney for Peter G. Johannsen is filed herewithin

(c) Power of Attorney for Malcolm MacKay is filed herewithin

(d) Power of Attorney for Miles Mei is filed herewithin

(e) Power of Attorney for Kathleen A. Murphy is filed herewithin

(f) Power of Attorney for Rodney R. Rohda is filed herewithin

(g) Power of Attorney for Roger T. Servison is filed herewithin

(h) Power of Attorney for Norman L. Ashkenas is filed herewithin

(i) Power of Attorney for Sriram Subramaniam is filed herewithin

(j) Power of Attorney for Floyd L. Smith is filed herewithin

(k) Power of Attorney for Derek L. Young is filed herewithin

(l) Power of Attorney for Kathleen M. Graveline is filed herewithin

(Note 1) Incorporated by reference from original registration statement filed on Form N-4 on April 24, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 3) Incorporated herein by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 24, 2001.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

Item 25. Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

WILLIAM J. JOHNSON JR., Director & President

NORMAN L. ASHKENAS, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

SRIRAM SUBRAMANIAM, Director

FLOYD L. SMITH, Director
DEREK L. YOUNG, Director

Executive Officers who are not Directors

DAVID A. GOLINO	Senior Vice President, Chief Financial Officer
ROBERT J. CUMMINGS	Senior Vice President, Client Services and Sales
BARBARA MAIETTA	Vice President, Marketing
BRIAN N. LEARY	Chief Compliance Officer and Consumer Services Officer
ROBERT K. LEACH	Appointed Actuary
MILES MEI	Treasurer
LANCE A. WARRICK	Vice President, General Counsel and Secretary
FELICIA F. TIERNEY	Vice President, Human Resources
DEBORAH WALSH	Senior Vice President, System and Technology
MARYANN P. CREWS	Illustration Actuary
ROBERT BROWN	Senior Vice President, Channel Development

The principal business address for each person named in Item 25 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26.                                                  Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2016, there were 646 Qualified Contracts and 186 Non-qualified Contracts outstanding.

Item 28. Indemnification.

FMR LLC and its subsidiaries own directors’ and officers’ liability reimbursement contracts (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees)  incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life.  A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1.   Indemnification of Directors, Officers, Employees and Agents.  Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgement in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding.  The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	President, Chief Executive Officer & Director
	Micheal Durbin	Director
	Scott G. Hutzler	Director
	Kathleen Murphy	Director
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Donald St. Peter	Vice President, Real Estate
	Tami R. Rash	Treasurer
	David Forman	Chief Legal Officer & Secretary
	Peter D. Stahl	Assistant Secretary
	Norman Ashkenas	Chief Compliance Officer

The address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)  $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue New York, New York 10019.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B.  Payments under these contracts for 2013, 2012, and 2011, were $3,565,846, $3,351,907 and $3,492,086 respectively.

Item 32. Undertakings

(a)   Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)   Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)   Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)   Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investments Life Insurance Company are

reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the President of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain President, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, Peter G. Johannsen, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Peter G. Johannsen
Peter G. Johannsen

POWER OF ATTORNEY

I, Malcolm MacKay, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Malcolm MacKay
Malcolm MacKay

POWER OF ATTORNEY

I, Miles Mei, the undersigned Treasurer of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint Lance A. Warrick as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain Treasurer, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Miles Mei
Miles Mei

POWER OF ATTORNEY

I, Kathleen A. Murphy, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen A. Murphy
Kathleen A. Murphy

POWER OF ATTORNEY

I, Rodney R. Rohda, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Rodney R. Rohda
Rodney R. Rohda

POWER OF ATTORNEY

I, Roger T. Servison, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Roger T. Servison
Roger T. Servison

POWER OF ATTORNEY

I, Norman L. Ashkenas, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Norman L. Ashkenas
Norman L. Ashkenas

POWER OF ATTORNEY

I, Sriram Subramaniam, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Sriram Subramaniam
Sriram Subramaniam

POWER OF ATTORNEY

I, Floyd T. Smith, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Floyd T. Smith
Floyd T. Smith

POWER OF ATTORNEY

I, Derek L. Young, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Derek L. Young
Derek L. Young

POWER OF ATTORNEY

I, Kathleen M. Graveline, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                         Post-Effective Amendment Number 28 to Registration Statement (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                      All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen M. Graveline
Kathleen M. Graveline

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 28 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April, 2016.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2016.

Signature	Title

/s/ *		)
William J. Johnson Jr.	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
		) By:	/s/ Lance A. Warrick
/s/ *		)	Lance A. Warrick
Norman L. Ashkenas	Director	)	(Attorney-in-Fact)*
)
/s/ *		)
Floyd L. Smith	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)

/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		) By:	/s/ Lance A. Warrick
Rodney R. Rohda	Director	)	Lance A. Warrick
		)	(Attorney-in-Fact)*
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Derek L. Young	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)